UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Nasdaq Composite Index®

Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Actual	.29%	$ 1,000.00	$ 1,062.50	$ 1.49
HypotheticalA		$ 1,000.00	$ 1,023.49	$ 1.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.7	9.7
Microsoft Corp.	4.9	5.4
Amazon.com, Inc.	2.6	2.1
Google, Inc. Class C	2.3	2.5
Facebook, Inc. Class A	2.3	2.4
Gilead Sciences, Inc.	2.2	2.1
Intel Corp.	2.1	2.5
Google, Inc. Class A	2.0	2.2
Cisco Systems, Inc.	1.9	1.9
Comcast Corp. Class A	1.6	1.7
	31.6
Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	46.0	47.9
Consumer Discretionary	17.7	17.3
Health Care	17.1	16.1
Financials	6.4	6.4
Consumer Staples	4.9	3.8
Industrials	4.3	4.5
Energy	0.8	0.9
Telecommunication Services	0.8	0.9
Materials	0.7	0.8
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Fund seeks I00% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 0.3%
China Automotive Systems, Inc.	9,677	$ 74,610
China XD Plastics Co. Ltd. (a)	13,378	82,676
Dorman Products, Inc. (a)(d)	8,511	397,123
Federal-Mogul Corp. Class A (a)	41,193	512,029
Fox Factory Holding Corp. (a)	9,753	159,071
Fuel Systems Solutions, Inc. (a)(d)	5,576	45,556
Gentex Corp. (d)	71,197	1,223,164
Gentherm, Inc. (a)(d)	8,589	440,272
Motorcar Parts of America, Inc. (a)	4,574	131,594
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	5,763	16,367
Remy International, Inc.	8,189	180,977
Shiloh Industries, Inc. (a)	4,100	40,180
SORL Auto Parts, Inc. (a)	1,464	5,080
Spartan Motors, Inc.	9,513	43,379
Strattec Security Corp.	723	49,894
Sypris Solutions, Inc.	1,434	2,151
The Goodyear Tire & Rubber Co.	63,757	2,030,342
		5,434,465
Automobiles - 0.4%
Kandi Technolgies, Inc. (a)(d)	10,737	101,679
Tesla Motors, Inc. (a)(d)	30,241	7,584,443
		7,686,122
Distributors - 0.2%
Core-Mark Holding Co., Inc.	6,154	330,531
LKQ Corp. (a)(d)	72,419	2,069,011
Pool Corp.	10,548	699,121
VOXX International Corp. (a)(d)	5,545	47,410
Weyco Group, Inc.	2,986	83,638
		3,229,711
Diversified Consumer Services - 0.2%
2U, Inc. (a)(d)	10,025	278,294
American Public Education, Inc. (a)(d)	4,342	104,946
Apollo Education Group, Inc. Class A (non-vtg.) (a)	25,792	427,631
Ascent Capital Group, Inc. (a)	3,055	123,208
ATA, Inc. ADR	2,232	10,981
Cambium Learning Group, Inc. (a)	3,505	14,791
Capella Education Co.	2,667	142,071
Career Education Corp. (a)(d)	16,011	60,361
Collectors Universe, Inc.	3,024	64,653
Grand Canyon Education, Inc. (a)	11,308	482,965
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Houghton Mifflin Harcourt Co. (a)(d)	33,472	$ 882,991
Learning Tree International, Inc. (a)	1,097	1,613
Liberty Tax, Inc. (d)	3,270	77,761
Lincoln Educational Services Corp.	1,850	4,588
National American University Holdings, Inc.	1,829	5,688
Steiner Leisure Ltd. (a)	3,513	172,348
Strayer Education, Inc. (a)	2,829	129,653
Tarena International, Inc. ADR (a)(d)	5,406	61,088
		3,045,631
Hotels, Restaurants & Leisure - 2.6%
Ambassadors Group, Inc. (a)	1,175	2,949
BJ's Restaurants, Inc. (a)(d)	6,338	290,154
Bloomin' Brands, Inc.	29,081	653,159
Bob Evans Farms, Inc.	5,676	260,699
Bojangles', Inc. (d)	9,052	249,111
Bravo Brio Restaurant Group, Inc. (a)	5,313	71,194
Buffalo Wild Wings, Inc. (a)(d)	4,515	689,305
Caesars Acquisition Co. (a)(d)	36,868	270,980
Caesars Entertainment Corp. (a)(d)	35,541	332,664
Carrols Restaurant Group, Inc. (a)	9,292	93,106
Century Casinos, Inc. (a)	8,025	49,033
China Lodging Group Ltd. ADR (a)	7,826	193,928
Churchill Downs, Inc. (d)	4,180	521,162
Chuy's Holdings, Inc. (a)(d)	3,947	102,583
Cosi, Inc. (a)	12,944	30,936
Cracker Barrel Old Country Store, Inc. (d)	5,538	781,301
Dave & Buster's Entertainment, Inc.	9,569	302,667
Del Frisco's Restaurant Group, Inc. (a)	6,044	112,418
Denny's Corp. (a)	20,285	211,573
Diversified Restaurant Holdings, Inc. (a)	7,360	30,544
Dunkin' Brands Group, Inc.	23,883	1,274,397
El Pollo Loco Holdings, Inc. (a)(d)	9,091	188,547
Eldorado Resorts, Inc. (a)	13,504	110,193
Empire Resorts, Inc. (a)(d)	11,032	51,740
Famous Dave's of America, Inc. (a)(d)	1,737	36,147
Fiesta Restaurant Group, Inc. (a)(d)	6,528	303,748
Gaming Partners International Corp. (a)	597	6,173
Good Times Restaurants, Inc. (a)	3,783	34,728
Habit Restaurants, Inc. Class A	3,424	120,285
Homeinns Hotel Group ADR (a)	9,061	243,741
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Iao Kun Group Holding Co. Ltd. (d)	14,955	$ 26,620
Icahn Enterprises LP	29,950	2,710,775
Ignite Restaurant Group, Inc. (a)(d)	10,009	37,033
International Speedway Corp. Class A	8,398	312,658
Interval Leisure Group, Inc.	13,763	358,113
Isle of Capri Casinos, Inc. (a)	10,571	150,214
Jack in the Box, Inc.	8,918	774,172
Jamba, Inc. (a)(d)	5,158	78,969
Kona Grill, Inc. (a)	2,496	50,719
Lakes Entertainment, Inc. (a)	1,173	10,311
Marriott International, Inc. Class A (d)	66,543	5,189,689
Melco Crown Entertainment Ltd. sponsored ADR (d)	39,969	773,000
Monarch Casino & Resort, Inc. (a)	3,992	77,365
Morgans Hotel Group Co. (a)	10,144	69,588
Nathan's Famous, Inc. (a)	1,134	44,294
Noodles & Co. (a)(d)	6,294	91,389
Norwegian Cruise Line Holdings Ltd. (a)(d)	55,015	3,001,618
Panera Bread Co. Class A (a)(d)	6,085	1,107,470
Papa John's International, Inc.	9,433	648,141
Papa Murphy's Holdings, Inc. (d)	3,697	63,514
Peak Resorts, Inc.	8,205	57,845
Penn National Gaming, Inc. (a)(d)	19,269	320,443
Popeyes Louisiana Kitchen, Inc. (a)(d)	5,526	307,301
Potbelly Corp. (a)(d)	7,595	106,710
Premier Exhibitions, Inc. (a)	364	1,634
Rave Restaurant Group, Inc. (a)	2,094	27,285
RCI Hospitality Holdings, Inc. (a)	3,935	47,928
Red Robin Gourmet Burgers, Inc. (a)(d)	3,153	262,929
Ruth's Hospitality Group, Inc.	9,576	141,054
Scientific Games Corp. Class A (a)(d)	19,871	302,437
Sonic Corp.	12,638	380,909
Starbucks Corp.	360,043	18,707,834
Texas Roadhouse, Inc. Class A	16,281	570,161
The Cheesecake Factory, Inc. (d)	11,633	599,914
Town Sports International Holdings, Inc. (d)	5,713	19,196
Tuniu Corp. Class A sponsored ADR	2,613	43,611
Wendy's Co.	89,176	1,002,338
Wynn Resorts Ltd. (d)	24,195	2,436,195
		48,530,541
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	2,333	$ 66,164
Cavco Industries, Inc. (a)	2,597	188,360
Dixie Group, Inc. (a)(d)	3,770	36,569
Flexsteel Industries, Inc.	1,834	69,270
Garmin Ltd. (d)	46,190	2,100,721
GoPro, Inc. Class A	21,134	1,172,092
Green Brick Partners, Inc. (a)	2,664	25,921
Helen of Troy Ltd. (a)(d)	6,886	602,456
Hooker Furniture Corp.	2,583	65,272
iRobot Corp. (a)(d)	6,751	215,694
LGI Homes, Inc. (a)(d)	5,092	95,984
Lifetime Brands, Inc.	4,373	63,540
Nova LifeStyle, Inc. (a)(d)	3,428	7,679
SGOCO Technology Ltd. (a)	1,000	600
Skullcandy, Inc. (a)	6,790	50,925
SodaStream International Ltd. (a)(d)	4,506	95,527
Stanley Furniture Co., Inc. (a)	825	2,574
Turtle Beach Corp. (a)(d)	11,150	20,182
Universal Electronics, Inc. (a)(d)	4,111	213,032
Zagg, Inc. (a)(d)	6,901	64,248
		5,156,810
Internet & Catalog Retail - 5.1%
1-800-FLOWERS.com, Inc. Class A (a)	5,732	54,511
Amazon.com, Inc. (a)	111,579	47,893,054
Blue Nile, Inc. (a)(d)	2,546	70,295
CafePress, Inc. (a)	1,330	5,879
Cnova NV (a)(d)	108,218	634,157
Ctrip.com International Ltd. sponsored ADR (a)	35,941	2,870,608
eLong, Inc. sponsored ADR (a)(d)	3,254	69,148
Etsy, Inc. (d)	26,006	435,861
EVINE Live, Inc. (a)	15,769	52,195
Expedia, Inc. (d)	27,396	2,938,495
FTD Companies, Inc. (a)(d)	8,830	243,090
Gaiam, Inc. Class A (a)	6,590	43,362
Geeknet, Inc. (a)	1,797	35,760
Groupon, Inc. Class A (a)(d)	160,048	1,021,106
HSN, Inc.	12,407	832,634
JD.com, Inc. sponsored ADR	152,539	5,137,514
Lands' End, Inc. (a)(d)	7,332	215,634
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Liberty Interactive Corp.:
(Venture Group) Series A (a)	33,186	$ 1,377,219
Series A (a)	112,620	3,149,981
Liberty TripAdvisor Holdings, Inc. (a)	17,406	487,020
MakeMyTrip Ltd. (a)(d)	9,741	188,975
Netflix, Inc. (a)	14,540	9,073,832
NutriSystem, Inc.	8,824	200,834
Overstock.com, Inc. (a)	5,668	122,599
PetMed Express, Inc. (d)	7,094	118,399
Priceline Group, Inc. (a)(d)	12,470	14,615,339
Qunar Cayman Islands Ltd. sponsored ADR (a)(d)	10,970	483,667
Shutterfly, Inc. (a)(d)	8,505	395,483
TripAdvisor, Inc. (a)(d)	30,874	2,354,451
U.S. Auto Parts Network, Inc. (a)	5,624	12,654
zulily, Inc. Class A (a)(d)	16,803	222,220
		95,355,976
Leisure Products - 0.2%
Arctic Cat, Inc.	3,330	110,156
Black Diamond, Inc. (a)	7,668	71,006
Escalade, Inc.	3,554	64,967
Hasbro, Inc. (d)	29,546	2,131,153
JAKKS Pacific, Inc. (a)	4,564	35,052
Johnson Outdoors, Inc. Class A	2,039	48,875
Malibu Boats, Inc. Class A (a)	4,435	93,002
Mattel, Inc. (d)	80,214	2,070,323
Smith & Wesson Holding Corp. (a)(d)	12,497	183,831
Summer Infant, Inc. (a)	1,750	4,358
		4,812,723
Media - 6.2%
AirMedia Group, Inc. ADR (a)(d)	3,030	19,210
AMC Networks, Inc. Class A (a)(d)	14,354	1,128,081
Beasley Broadcast Group, Inc. Class A	689	3,107
Bona Film Group Ltd. sponsored ADR (a)	6,626	84,150
Carmike Cinemas, Inc. (a)(d)	8,849	246,268
Central European Media Enterprises Ltd. Class A (a)(d)	40,486	93,928
Charter Communications, Inc. Class A (a)(d)	26,915	4,818,323
China Yida Holding Co. (a)	388	1,106
Cinedigm Corp. (a)(d)	19,604	17,165
Comcast Corp.:
Class A (d)	508,477	29,725,565
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
Class A (special) (non-vtg.) (d)	100,057	$ 5,803,306
Crown Media Holdings, Inc. Class A (a)	92,092	375,735
CTC Media, Inc.	39,272	125,670
Cumulus Media, Inc. Class A (a)(d)	60,579	142,966
Daily Journal Corp. (a)(d)	324	66,226
Dex Media, Inc. (a)(d)	2,971	2,496
DIRECTV (a)	121,160	11,030,406
Discovery Communications, Inc.:
Class A (a)(d)	54,155	1,838,021
Class B (a)	715	24,181
Class C (non-vtg.) (a)(d)	48,930	1,538,604
DISH Network Corp. Class A (a)	53,433	3,782,522
DreamWorks Animation SKG, Inc. Class A (a)(d)	18,621	501,836
Emmis Communications Corp. Class A (a)	2,486	3,058
Global Eagle Entertainment, Inc. (a)(d)	18,192	246,865
Hemisphere Media Group, Inc. (a)	5,186	63,632
Insignia Systems, Inc. (a)	738	2,133
Liberty Broadband Corp.:
Class A (a)	5,783	311,762
Class C (a)	18,131	969,646
Liberty Global PLC:
Class A (a)	64,112	3,688,363
Class B (a)	247	14,215
Class C (a)	147,042	7,903,508
Liberty Media Corp.:
Class A (a)	27,920	1,069,755
Class C (a)	53,166	2,018,181
Loral Space & Communications Ltd. (a)	5,745	383,709
Markit Ltd. (d)	49,744	1,333,637
MDC Partners, Inc. Class A (sub. vtg.)	12,036	255,163
Morningstar, Inc.	10,539	814,665
National CineMedia, Inc.	14,734	234,713
News Corp.:
Class A (a)	69,415	1,051,637
Class B (a)	71,106	1,063,035
Nexstar Broadcasting Group, Inc. Class A	7,917	450,398
Radio One, Inc. Class D (non-vtg.) (a)(d)	10,308	36,284
ReachLocal, Inc. (a)	4,325	12,413
Reading International, Inc. Class A (a)	6,809	91,036
Rentrak Corp. (a)(d)	3,442	233,746
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
RRSat Global Communications Network Ltd.	2,447	$ 17,129
Salem Communications Corp. Class A	6,056	28,463
Scholastic Corp. (d)	9,590	426,276
SFX Entertainment, Inc. (a)(d)	24,209	117,898
Sinclair Broadcast Group, Inc. Class A	16,128	484,485
Sirius XM Holdings, Inc. (a)(d)	1,336,740	5,159,816
Sizmek, Inc. (a)	6,828	47,728
Spanish Broadcasting System, Inc. Class A (a)	311	1,857
Starz Series A (a)(d)	24,043	1,008,844
The Madison Square Garden Co. Class A (a)	15,433	1,318,441
Twenty-First Century Fox, Inc.:
Class A	306,557	10,300,315
Class B	204,564	6,840,620
Value Line, Inc.	1,458	20,033
Viacom, Inc.:
Class A	17,235	1,164,224
Class B (non-vtg.)	80,187	5,362,907
Videocon d2h Ltd. sponsored ADR (a)	9,902	110,902
VisionChina Media, Inc. ADR (a)	1,079	14,577
WPP PLC ADR	2,835	336,146
YOU On Demand Holdings, Inc. (a)	1,926	4,122
		116,385,209
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)(d)	49,373	3,702,481
Fred's, Inc. Class A	9,737	170,592
Gordmans Stores, Inc. (a)	3,931	21,699
Sears Canada, Inc. (a)(d)	26,609	227,020
Sears Holdings Corp. (a)(d)	25,532	1,096,599
The Bon-Ton Stores, Inc. (d)	5,468	31,988
Tuesday Morning Corp. (a)(d)	9,755	125,059
		5,375,438
Specialty Retail - 1.6%
America's Car Mart, Inc. (a)	2,497	132,491
Ascena Retail Group, Inc. (a)(d)	38,269	565,616
bebe stores, Inc. (d)	19,126	49,728
Bed Bath & Beyond, Inc. (a)(d)	44,469	3,171,529
Big 5 Sporting Goods Corp.	5,900	85,727
Books-A-Million, Inc. (a)	1,634	5,082
Citi Trends, Inc. (a)	4,611	110,895
Conn's, Inc. (a)(d)	8,914	329,729
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Destination Maternity Corp.	3,661	$ 40,234
Destination XL Group, Inc. (a)(d)	12,438	60,324
Finish Line, Inc. Class A	11,318	296,192
Five Below, Inc. (a)(d)	13,255	440,729
Francesca's Holdings Corp. (a)	10,562	165,507
Hibbett Sports, Inc. (a)(d)	5,942	276,600
Kirkland's, Inc.	4,778	125,518
Mattress Firm Holding Corp. (a)(d)	8,076	477,130
Michaels Companies, Inc. (d)	50,515	1,382,090
Monro Muffler Brake, Inc.	7,115	419,856
O'Reilly Automotive, Inc. (a)(d)	24,354	5,346,434
Office Depot, Inc. (a)	130,909	1,213,526
Outerwall, Inc. (d)	4,445	340,754
Pacific Sunwear of California, Inc. (a)(d)	15,934	24,698
Perfumania Holdings, Inc. (a)	1,858	10,015
Rent-A-Center, Inc. (d)	12,811	387,533
Ross Stores, Inc.	50,457	4,877,678
Sears Hometown & Outlet Stores, Inc. (a)(d)	5,037	35,511
Select Comfort Corp. (a)	11,991	373,520
Shoe Carnival, Inc.	5,657	156,359
Sportsman's Warehouse Holdings, Inc. (a)(d)	9,690	93,896
Staples, Inc. (d)	152,476	2,510,517
Stein Mart, Inc.	12,251	130,106
Tandy Leather Factory, Inc.	1,041	8,859
The Children's Place Retail Stores, Inc. (d)	4,864	318,106
Tile Shop Holdings, Inc. (a)(d)	13,065	162,921
Tractor Supply Co.	33,350	2,906,119
Trans World Entertainment Corp. (a)	6,821	26,397
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	15,751	2,403,918
Urban Outfitters, Inc. (a)	31,240	1,074,031
West Marine, Inc. (a)	7,754	73,818
Winmark Corp.	1,400	128,702
Zumiez, Inc. (a)(d)	6,822	203,705
		30,942,100
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	4,097	6,064
Cherokee, Inc.	1,997	47,728
Columbia Sportswear Co. (d)	16,737	938,109
Crocs, Inc. (a)(d)	19,193	288,663
Crown Crafts, Inc.	1,184	9,496
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fossil Group, Inc. (a)(d)	11,765	$ 835,433
G-III Apparel Group Ltd. (a)(d)	10,680	607,265
Iconix Brand Group, Inc. (a)(d)	11,074	285,931
Joe's Jeans, Inc. (a)	4,434	665
Kingold Jewelry, Inc. (d)	5,932	5,754
Lakeland Industries, Inc. (a)	2,257	23,021
lululemon athletica, Inc. (a)(d)	31,454	1,880,635
Perry Ellis International, Inc. (a)	3,575	87,802
Rocky Brands, Inc.	3,039	58,258
Sequential Brands Group, Inc. (a)(d)	9,114	127,323
Steven Madden Ltd. (a)(d)	15,311	578,450
Superior Uniform Group, Inc.	2,944	55,642
Vera Bradley, Inc. (a)(d)	9,250	125,245
		5,961,484
TOTAL CONSUMER DISCRETIONARY		331,916,210
CONSUMER STAPLES - 4.9%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	2,014	228,730
Craft Brew Alliance, Inc. (a)	5,814	62,559
MGP Ingredients, Inc.	4,238	74,758
Monster Beverage Corp. (a)	40,284	5,127,348
National Beverage Corp. (a)	12,407	256,825
Primo Water Corp. (a)	3,793	23,934
		5,774,154
Food & Staples Retailing - 2.4%
Andersons, Inc. (d)	7,288	323,150
Casey's General Stores, Inc. (d)	9,034	787,674
Chefs' Warehouse Holdings (a)(d)	6,363	119,306
China Jo-Jo Drugstores, Inc. (a)	1,100	3,443
Costco Wholesale Corp.	105,600	15,057,504
Fairway Group Holdings Corp. (a)(d)	10,070	45,516
Fresh Market, Inc. (a)(d)	11,177	354,870
G Willi-Food International Ltd. (a)	4,242	20,616
Ingles Markets, Inc. Class A	3,392	165,801
PriceSmart, Inc. (d)	7,083	577,548
SpartanNash Co. (d)	9,616	300,596
Sprouts Farmers Market LLC (a)(d)	35,844	1,074,962
United Natural Foods, Inc. (a)(d)	11,692	784,182
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Village Super Market, Inc. Class A	2,362	$ 75,631
Walgreens Boots Alliance, Inc.	261,915	22,482,784
Whole Foods Market, Inc. (d)	86,451	3,565,239
		45,738,822
Food Products - 2.1%
Alico, Inc.	2,192	108,153
Boulder Brands, Inc. (a)(d)	14,260	131,477
Bridgford Foods Corp. (a)	433	3,412
Cal-Maine Foods, Inc. (d)	10,396	589,349
Calavo Growers, Inc.	4,140	208,863
Diamond Foods, Inc. (a)(d)	7,490	213,165
Farmer Brothers Co. (a)(d)	3,793	93,118
Freshpet, Inc. (d)	8,946	177,489
Inventure Foods, Inc. (a)	3,723	35,369
J&J Snack Foods Corp. (d)	4,433	477,877
John B. Sanfilippo & Son, Inc.	1,859	94,084
Keurig Green Mountain, Inc. (d)	38,895	3,354,305
Kraft Foods Group, Inc.	141,286	11,931,603
Lancaster Colony Corp. (d)	6,355	567,120
Landec Corp. (a)	8,847	126,424
Lifeway Foods, Inc. (a)	5,561	99,319
Limoneira Co. (d)	3,792	82,059
Mondelez International, Inc.	396,242	16,479,705
Origin Agritech Ltd. (a)(d)	2,765	5,254
Pilgrim's Pride Corp. (d)	61,559	1,574,679
S&W Seed Co. (a)(d)	3,247	14,563
Sanderson Farms, Inc. (d)	5,552	452,655
Seneca Foods Corp. Class A (a)	4,074	114,887
SkyPeople Fruit Juice, Inc. (a)(d)	1,700	2,295
Snyders-Lance, Inc. (d)	19,075	569,770
SunOpta, Inc. (a)	15,146	153,580
The Hain Celestial Group, Inc. (a)(d)	23,911	1,512,849
		39,173,423
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	13,206	128,891
WD-40 Co.	3,774	318,412
		447,303
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(d)	7,908	111,266
Inter Parfums, Inc.	8,006	267,641
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
LifeVantage Corp. (a)	28,819	$ 19,306
Mannatech, Inc. (a)	625	13,113
Natural Health Trends Corp.	3,011	101,772
Nature's Sunshine Products, Inc.	5,788	74,260
Neptune Technologies & Bioressources, Inc. (a)(d)	17,684	22,894
Nutraceutical International Corp. (a)	3,582	78,589
Reliv International, Inc. (a)	923	1,089
Synutra International, Inc. (a)(d)	15,342	102,178
The Female Health Co. (d)	6,933	16,501
United-Guardian, Inc.	1,179	26,421
		835,030
TOTAL CONSUMER STAPLES		91,968,732
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Dawson Geophysical Co. (a)	2,907	15,727
ENGlobal Corp. (a)	5,041	7,562
Exterran Partners LP	13,744	355,832
Forbes Energy Services Ltd. (a)(d)	4,367	6,070
Geospace Technologies Corp. (a)(d)	3,416	70,301
Glori Energy, Inc. (a)(d)	5,415	10,992
Gulf Island Fabrication, Inc.	5,322	59,926
Hercules Offshore, Inc. (a)(d)	47,561	30,534
Matrix Service Co. (a)	7,140	120,452
Mitcham Industries, Inc. (a)(d)	2,123	8,810
Ocean Rig UDW, Inc. (United States) (d)	31,571	244,675
Patterson-UTI Energy, Inc.	35,218	711,404
PHI, Inc. (non-vtg.) (a)	5,206	169,403
Profire Energy, Inc. (a)(d)	7,873	10,865
RigNet, Inc. (a)(d)	4,200	149,058
SAExploration Holdings, Inc. (a)	3,388	12,095
Synthesis Energy Systems, Inc. (a)(d)	23,079	30,695
Tesco Corp.	10,031	120,573
		2,134,974
Oil, Gas & Consumable Fuels - 0.7%
Abraxas Petroleum Corp. (a)	25,964	76,075
Aemetis, Inc. (a)(d)	3,015	13,206
Alliance Holdings GP, LP	15,139	729,700
Alliance Resource Partners LP	17,706	531,003
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Amyris, Inc. (a)(d)	18,938	$ 37,687
Approach Resources, Inc. (a)(d)	8,306	58,225
Blueknight Energy Partners LP	9,473	73,132
BreitBurn Energy Partners LP	23,316	124,041
Calumet Specialty Products Partners LP	16,906	450,207
Capital Product Partners LP	27,392	249,541
Carrizo Oil & Gas, Inc. (a)	13,154	659,805
Ceres, Inc. (a)	312	730
Clean Energy Fuels Corp. (a)(d)	21,081	157,897
Diamondback Energy, Inc.	14,092	1,096,499
Dorchester Minerals LP	8,986	203,713
Eagle Rock Energy Partners LP	35,532	96,292
Energy XXI (Bermuda) Ltd. (d)	19,715	68,214
Escalera Resources Co. (a)	564	158
EV Energy Partners LP	11,535	162,990
FX Energy, Inc. (a)(d)	8,238	7,662
Gevo, Inc. (a)	313	961
Golar LNG Ltd.	22,776	1,082,088
Golar LNG Partners LP	11,576	326,559
Green Plains, Inc.	8,832	290,220
Gulf Coast Ultra Deep Royalty Trust (a)	55,345	43,723
Gulfport Energy Corp. (a)	23,585	1,017,929
Hallador Energy Co.	7,855	66,768
Isramco, Inc. (a)(d)	558	68,333
Legacy Reserves LP	16,922	169,897
Lilis Energy, Inc. (a)(d)	2,890	4,046
LINN Energy LLC/LINN Energy Finance Corp.	57,347	606,731
LinnCo LLC (d)	32,952	345,007
Magellan Petroleum Corp. (a)	4,557	1,946
Marine Petroleum Trust	339	3,848
Martin Midstream Partners LP	9,110	321,036
Memorial Production Partners LP	20,313	303,476
Memorial Resource Development Corp. (d)	45,751	865,151
Mid-Con Energy Partners LP	7,322	42,102
Pacific Ethanol, Inc. (a)(d)	5,220	60,082
PDC Energy, Inc. (a)(d)	9,719	579,641
PostRock Energy Corp. (a)	114	360
PrimeEnergy Corp. (a)	333	19,980
Renewable Energy Group, Inc. (a)(d)	13,388	142,314
Rex Energy Corp. (a)(d)	14,752	74,055
Rosetta Resources, Inc. (a)	19,701	460,215
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royale Energy, Inc. (a)(d)	2,924	$ 4,678
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	4,480	8,378
Solazyme, Inc. (a)(d)	22,326	70,327
StealthGas, Inc. (a)	12,561	85,917
Torchlight Energy Resources, Inc. (a)	2,041	2,143
TransGlobe Energy Corp.	19,974	80,307
U.S. Energy Corp. (a)	3,179	3,068
Uranium Resources, Inc. (a)(d)	5,678	6,927
Vanguard Natural Resources LLC	20,754	329,574
Vertex Energy, Inc. (a)(d)	4,311	11,855
Viper Energy Partners LP	18,992	352,302
Warren Resources, Inc. (a)(d)	12,572	8,802
Westmoreland Coal Co. (a)	4,186	107,957
ZaZa Energy Corp. (a)(d)	1,047	1,455
Zion Oil & Gas, Inc. (a)	3,214	6,364
		12,773,299
TOTAL ENERGY		14,908,273
FINANCIALS - 6.4%
Banks - 2.8%
1st Source Corp.	6,935	219,007
Access National Corp.	2,974	64,030
ACNB Corp.	934	18,839
American National Bankshares, Inc.	2,871	65,086
American River Bankshares (a)	684	6,443
Ameris Bancorp	7,609	191,671
Ames National Corp. (d)	2,919	69,501
Arrow Financial Corp.	4,751	124,761
Avenue Financial Holdings, Inc.	3,947	46,654
BancFirst Corp.	4,083	237,998
Bancorp, Inc., Delaware (a)	10,990	106,273
Bank of Commerce Holdings	924	5,165
Bank of Kentucky Financial Corp.	3,419	168,591
Bank of Marin Bancorp	1,556	72,961
Bank of the Ozarks, Inc. (d)	20,356	895,053
Bankwell Financial Group, Inc. (a)	1,683	30,530
Banner Bank (d)	6,029	271,426
Baylake Corp.	1,626	20,553
BBCN Bancorp, Inc. (d)	21,601	311,054
BCB Bancorp, Inc.	1,563	19,115
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Blue Hills Bancorp, Inc. (a)	7,592	$ 104,086
BNC Bancorp	12,601	233,875
BOK Financial Corp.	16,831	1,088,629
Boston Private Financial Holdings, Inc.	19,672	246,687
Bridge Bancorp, Inc. (d)	3,376	83,421
Bridge Capital Holdings (a)	4,225	117,751
Bryn Mawr Bank Corp.	4,317	124,675
BSB Bancorp, Inc. (a)	2,710	61,165
C & F Financial Corp.	1,129	41,434
Camden National Corp.	2,576	98,815
Capital Bank Financial Corp. Series A (a)(d)	7,332	209,109
Capital City Bank Group, Inc.	4,486	64,733
Cardinal Financial Corp.	8,004	165,203
Cascade Bancorp (a)	17,593	87,261
Cathay General Bancorp	17,826	538,702
Centerstate Banks of Florida, Inc.	13,646	169,074
Central Valley Community Bancorp	3,341	37,085
Century Bancorp, Inc. Class A (non-vtg.)	1,118	42,898
Chemical Financial Corp.	9,398	284,665
Chemung Financial Corp.	1,150	30,544
Citizens & Northern Corp.	3,933	76,261
Citizens Holding Co.	1,328	25,232
City Holding Co. (d)	3,298	148,938
Civista Bancshares, Inc.	1,242	13,041
CNB Financial Corp., Pennsylvania	4,863	80,823
CoBiz, Inc.	16,007	189,203
Codorus Valley Bancorp, Inc.	553	11,751
Colony Bankcorp, Inc. (a)	217	1,823
Columbia Banking Systems, Inc. (d)	13,033	393,727
Commerce Bancshares, Inc.	21,565	962,015
Community Bank Shares of Indiana, Inc.	63	1,764
Community Trust Bancorp, Inc.	4,667	152,938
CommunityOne Bancorp (a)(d)	6,994	70,360
ConnectOne Bancorp, Inc.	7,303	142,043
County Bancorp, Inc. (d)	1,532	30,334
CU Bancorp (a)(d)	5,341	113,176
CVB Financial Corp. (d)	26,721	438,224
DNB Financial Corp.	927	24,667
Eagle Bancorp, Inc. (a)(d)	8,300	330,257
East West Bancorp, Inc.	33,859	1,452,551
Eastern Virginia Bankshares, Inc.	553	3,285
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Enterprise Bancorp, Inc.	2,780	$ 57,296
Enterprise Financial Services Corp.	5,224	110,331
Farmers Capital Bank Corp. (a)	2,162	59,433
Farmers National Banc Corp.	4,662	37,576
Fidelity Southern Corp.	6,144	94,986
Fifth Third Bancorp	193,982	3,926,196
Financial Institutions, Inc.	4,313	99,501
First Bancorp, North Carolina	4,850	76,485
First Busey Corp.	26,949	169,240
First Business Finance Services, Inc.	1,436	64,304
First Citizen Bancshares, Inc.	2,708	652,899
First Community Bancshares, Inc.	3,939	65,781
First Connecticut Bancorp, Inc.	4,259	62,096
First Financial Bancorp, Ohio	14,901	258,830
First Financial Bankshares, Inc. (d)	15,505	467,166
First Financial Corp., Indiana	4,467	152,146
First Internet Bancorp	1,663	39,613
First Interstate Bancsystem, Inc.	3,446	93,869
First Merchants Corp.	10,797	251,462
First Midwest Bancorp, Inc., Delaware (d)	18,855	334,865
First NBC Bank Holding Co. (a)	4,997	169,848
First Niagara Financial Group, Inc.	82,357	733,801
First Northwest Bancorp	4,402	54,145
First of Long Island Corp.	3,616	91,268
First Security Group, Inc. (a)	19,579	47,577
First South Bancorp, Inc., Virginia	619	4,940
First United Corp. (a)	493	4,314
FirstMerit Corp.	37,506	736,618
Flushing Financial Corp.	10,623	205,874
Fulton Financial Corp.	39,715	502,792
German American Bancorp, Inc.	5,293	153,603
Glacier Bancorp, Inc. (d)	18,246	513,442
Great Southern Bancorp, Inc.	3,086	121,774
Green Bancorp, Inc.	7,404	105,063
Grupo Financiero Galicia SA sponsored ADR	8,875	177,766
Guaranty Bancorp	6,892	113,580
Hampton Roads Bankshares, Inc. (a)(d)	36,266	73,620
Hancock Holding Co.	19,017	553,965
Hanmi Financial Corp.	11,945	264,283
Hawthorn Bancshares, Inc.	652	8,958
Heartland Financial U.S.A., Inc.	5,257	179,159
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Heritage Commerce Corp.	7,633	$ 68,850
Heritage Financial Corp., Washington	11,965	204,721
Heritage Oaks Bancorp	10,217	79,284
Home Bancshares, Inc.	16,911	576,834
HomeTrust Bancshares, Inc. (a)	6,534	101,146
Horizon Bancorp Industries	2,246	53,904
Huntington Bancshares, Inc.	190,276	2,117,772
IBERIABANK Corp.	8,806	565,962
Independent Bank Corp.	8,511	115,154
Independent Bank Corp., Massachusetts (d)	5,320	239,985
Independent Bank Group, Inc.	4,473	181,335
International Bancshares Corp. (d)	16,551	431,981
Investar Holding Corp.	1,376	21,328
Investors Bancorp, Inc.	78,019	937,008
Lakeland Bancorp, Inc.	12,706	145,230
Lakeland Financial Corp.	3,968	157,093
Landmark Bancorp, Inc.	494	11,836
LCNB Corp.	2,330	37,932
LegacyTexas Financial Group, Inc. (d)	11,830	306,870
LNB Bancorp, Inc.	2,781	50,225
Macatawa Bank Corp.	12,036	61,023
MainSource Financial Group, Inc.	6,447	129,069
MB Financial, Inc.	18,905	609,119
MBT Financial Corp. (a)	6,453	37,879
Mercantile Bank Corp.	4,385	87,744
Merchants Bancshares, Inc.	1,897	56,606
Metro Bancorp, Inc.	3,750	96,975
Middleburg Financial Corp.	2,232	41,404
MidWestOne Financial Group, Inc.	2,447	71,355
Monarch Financial Holdings, Inc.	2,251	27,417
MutualFirst Financial, Inc.	1,656	36,432
National Bankshares, Inc.	1,998	55,584
National Penn Bancshares, Inc.	30,291	324,114
NBT Bancorp, Inc.	12,287	302,506
NewBridge Bancorp	9,976	78,312
Northeast Bancorp	1,292	12,791
Northrim Bancorp, Inc.	3,171	77,531
Norwood Financial Corp.	895	26,850
Oak Valley Bancorp Oakdale California	1,916	18,432
Ohio Valley Banc Corp.	1,615	36,580
Old Line Bancshares, Inc. (d)	2,635	41,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Old National Bancorp, Indiana	34,216	$ 465,680
Old Point Financial Corp.	453	6,804
Old Second Bancorp, Inc. (a)	7,102	43,961
Opus Bank	7,248	228,964
Orrstown Financial Services, Inc.	2,177	37,553
Pacific Continental Corp.	5,809	74,762
Pacific Mercantile Bancorp (a)	4,383	31,733
Pacific Premier Bancorp, Inc. (a)	5,329	83,932
PacWest Bancorp (d)	23,961	1,075,609
Palmetto Bancshares, Inc.	3,227	59,506
Park Sterling Corp.	17,930	119,055
Patriot National Bancorp, Inc. (a)	254	4,059
Peapack-Gladstone Financial Corp.	5,501	111,450
Penns Woods Bancorp, Inc.	1,414	59,968
Peoples Bancorp of North Carolina	608	11,187
Peoples Bancorp, Inc.	4,675	107,946
Peoples Financial Services Corp.	1,934	72,622
Peoples United Financial, Inc. (d)	66,169	1,029,590
Pinnacle Financial Partners, Inc. (d)	8,821	436,728
Popular, Inc. (a)	23,974	778,915
Preferred Bank, Los Angeles	4,081	112,554
Premier Financial Bancorp, Inc.	766	11,628
PrivateBancorp, Inc.	18,129	691,259
Renasant Corp.	6,398	188,357
Republic Bancorp, Inc., Kentucky Class A	4,935	121,204
Republic First Bancorp, Inc. (a)(d)	9,584	33,736
S&T Bancorp, Inc. (d)	9,173	248,497
Sandy Spring Bancorp, Inc.	7,057	184,470
SB Financial Group, Inc.	723	8,257
Seacoast Banking Corp., Florida (a)	11,766	176,019
ServisFirst Bancshares, Inc.	6,300	220,815
Shore Bancshares, Inc. (a)	2,265	20,861
Sierra Bancorp	4,720	79,579
Signature Bank (a)	11,859	1,656,109
Simmons First National Corp. Class A (d)	6,859	295,211
South State Corp.	5,684	408,282
Southcoast Financial Corp. (a)	776	6,635
Southern National Bancorp of Virginia, Inc.	3,827	45,006
Southside Bancshares, Inc. (d)	7,203	193,401
Southwest Bancorp, Inc., Oklahoma	4,044	71,579
Square 1 Financial, Inc. Class A (a)	7,440	194,333
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
State Bank Financial Corp.	7,820	$ 160,154
Stock Yards Bancorp, Inc.	6,095	212,837
Stonegate Bank	3,298	99,072
Suffolk Bancorp	3,853	92,934
Summit Financial Group, Inc.	583	6,611
Summit Financial Group, Inc. rights (a)	583	103
Sun Bancorp, Inc. (a)	6,047	116,768
Susquehanna Bancshares, Inc. (d)	42,608	591,825
SVB Financial Group (a)	12,065	1,627,689
Talmer Bancorp, Inc. Class A	16,339	259,627
Texas Capital Bancshares, Inc. (a)	11,042	600,685
The First Bancorp, Inc.	2,696	45,994
TowneBank	13,976	220,262
Trico Bancshares	5,630	132,784
TriState Capital Holdings, Inc. (a)	7,718	89,915
Triumph Bancorp, Inc.	5,436	67,569
Trustmark Corp.	13,452	320,830
UMB Financial Corp.	11,229	581,550
Umpqua Holdings Corp. (d)	50,335	885,393
Union Bankshares Corp.	10,834	234,123
Union Bankshares, Inc.	744	19,530
United Bankshares, Inc., West Virginia (d)	14,989	567,484
United Community Bank, Inc. (d)	14,664	280,816
United Security Bancshares, Inc.	450	3,690
United Security Bancshares, California	1,147	5,781
Univest Corp. of Pennsylvania	5,213	100,090
Valley Financial Corp.	1,304	26,732
Washington Trust Bancorp, Inc.	3,846	144,533
WesBanco, Inc.	8,729	276,186
West Bancorp., Inc.	4,197	76,700
Westamerica Bancorp. (d)	6,890	315,286
Wilshire Bancorp, Inc. (d)	16,636	183,661
Wintrust Financial Corp.	9,705	486,221
Zions Bancorporation	48,132	1,390,052
		51,992,009
Capital Markets - 1.0%
American Capital Senior Floating Ltd.	4,809	63,719
BGC Partners, Inc. Class A	51,058	482,498
Calamos Asset Management, Inc. Class A	6,503	79,662
Capital Southwest Corp.	4,122	205,729
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Capitala Finance Corp. (d)	3,750	$ 65,213
Carlyle Group LP	16,467	507,678
CIFI Corp.	6,065	46,882
CM Finance, Inc. (d)	3,792	52,519
Cowen Group, Inc. Class A (a)(d)	30,004	177,024
Diamond Hill Investment Group, Inc.	1,094	209,282
E*TRADE Financial Corp. (a)	69,869	2,058,341
FBR & Co. (a)	2,691	56,968
Fifth Street Asset Management, Inc. Class A	4,060	40,275
Financial Engines, Inc.	12,534	537,709
Harris & Harris Group, Inc. (a)	12,222	32,022
Harvest Capital Credit Corp.	1,559	22,013
Hennessy Advisors, Inc.	676	13,155
Horizon Technology Finance Corp.	3,800	53,618
Interactive Brokers Group, Inc.	14,698	524,719
INTL FCStone, Inc. (a)	4,767	167,179
LPL Financial (d)	23,555	1,004,385
Newtek Business Services Corp.	2,666	47,535
Northern Trust Corp.	55,866	4,164,810
SEI Investments Co.	40,190	1,922,690
Siebert Financial Corp. (a)	2,067	3,183
Silvercrest Asset Management Group Class A	3,070	39,910
T. Rowe Price Group, Inc.	62,251	5,023,033
U.S. Global Investments, Inc. Class A	870	2,654
Virtu Financial, Inc. Class A	7,988	174,897
Virtus Investment Partners, Inc. (d)	2,218	275,941
WisdomTree Investments, Inc.	32,775	700,074
		18,755,317
Consumer Finance - 0.3%
Asta Funding, Inc. (a)	3,624	30,007
Atlanticus Holdings Corp. (a)	2,291	6,025
Consumer Portfolio Services, Inc. (a)	7,107	41,860
Credit Acceptance Corp. (a)(d)	4,943	1,138,966
Encore Capital Group, Inc. (a)(d)	6,387	253,628
EZCORP, Inc. (non-vtg.) Class A (a)(d)	11,371	90,286
First Cash Financial Services, Inc. (a)	6,877	320,399
Navient Corp.	95,309	1,836,604
Nicholas Financial, Inc. (a)(d)	3,527	46,204
PRA Group, Inc. (a)(d)	11,644	660,913
QC Holdings, Inc.	1,821	3,970
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp. (a)	102,429	$ 1,050,922
World Acceptance Corp. (a)(d)	2,333	190,303
		5,670,087
Diversified Financial Services - 0.6%
A-Mark Precious Metals, Inc.	878	9,474
California First National Bancorp (a)	3,963	53,738
CBOE Holdings, Inc.	20,053	1,173,502
China Commercial Credit, Inc. (a)(d)	1,526	2,136
CME Group, Inc.	80,824	7,613,621
Global Defense & National Security Systems (a)	1,550	16,213
MarketAxess Holdings, Inc. (d)	8,739	772,965
Marlin Business Services Corp.	3,780	67,549
NewStar Financial, Inc. (a)	12,887	136,216
PICO Holdings, Inc. (a)	6,956	109,974
Resource America, Inc. Class A	7,199	57,448
The NASDAQ OMX Group, Inc.	40,666	2,104,466
Tiptree Financial, Inc.	10,225	68,405
		12,185,707
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	10,822	253,018
American Independence Corp. (a)	848	8,734
American National Insurance Co.	6,510	671,897
Amerisafe, Inc.	5,226	223,359
AmTrust Financial Services, Inc. (d)	19,445	1,170,200
Arch Capital Group Ltd. (a)(d)	30,092	1,922,578
Argo Group International Holdings, Ltd.	6,427	338,382
Atlas Financial Holdings, Inc. (a)	3,656	68,769
Baldwin & Lyons, Inc. Class B	3,664	82,403
Cincinnati Financial Corp. (d)	38,262	1,935,292
CNinsure, Inc. ADR (a)	8,409	68,029
Donegal Group, Inc. Class A	8,491	125,667
eHealth, Inc. (a)	3,557	46,383
EMC Insurance Group	3,971	140,891
Enstar Group Ltd. (a)(d)	3,936	596,776
Erie Indemnity Co. Class A (d)	11,141	906,098
Federated National Holding Co.	2,952	75,807
Global Indemnity PLC (a)	3,367	92,458
Greenlight Capital Re, Ltd. (a)(d)	7,607	233,078
Hallmark Financial Services, Inc. (a)	4,775	53,003
Health Insurance Innovations, Inc. (a)(d)	2,090	10,513
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Infinity Property & Casualty Corp.	2,648	$ 191,583
Investors Title Co.	621	44,402
James River Group Holdings Ltd.	7,007	164,735
Kansas City Life Insurance Co.	3,086	137,296
Maiden Holdings Ltd. (d)	20,674	289,023
National General Holdings Corp. (d)	23,989	465,866
National Interstate Corp.	6,564	167,841
National Western Life Insurance Co. Class A	813	199,169
Navigators Group, Inc. (a)(d)	3,916	303,960
Oxbridge Re Holdings Ltd.	1,344	8,172
Safety Insurance Group, Inc.	4,517	252,049
Selective Insurance Group, Inc.	13,318	361,051
State Auto Financial Corp.	10,552	224,230
State National Companies, Inc.	13,036	139,485
Unico American Corp. (a)	912	10,588
United Fire Group, Inc.	7,961	242,890
United Insurance Holdings Corp.	4,669	67,327
		12,293,002
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	81,641	1,703,031
American Capital Mortgage Investment Corp.	12,032	210,199
American Realty Capital Properties, Inc. (d)	219,056	1,943,027
CareTrust (REIT), Inc.	9,142	119,212
CIM Commercial Trust Corp.	21,607	400,810
Communications Sales & Leasing, Inc. (a)(d)	36,761	957,624
CyrusOne, Inc.	12,837	414,250
Gaming & Leisure Properties	27,561	1,008,733
Gladstone Commercial Corp.	6,096	105,644
Lamar Advertising Co. Class A	19,151	1,160,934
New York Mortgage Trust, Inc. (d)	23,784	188,369
Potlatch Corp.	11,126	403,651
Retail Opportunity Investments Corp.	22,678	370,332
Sabra Health Care REIT, Inc. (d)	14,787	391,856
Trade Street Residential, Inc.	12,733	92,696
United Development Funding IV (d)	8,100	143,775
		9,614,143
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(d)	4,554	125,326
AV Homes, Inc. (a)	5,551	85,041
China HGS Real Estate, Inc. (a)(d)	10,514	30,596
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
China Housing & Land Development, Inc. (a)	854	$ 1,879
Cresud S.A.C.I.F. y A. sponsored ADR	12,181	161,398
Elbit Imaging Ltd. (a)	109	210
FirstService Corp. (sub. vtg.)	7,831	511,257
FRP Holdings, Inc. (a)(d)	2,410	73,288
Griffin Industrial Realty, Inc.	1,362	44,156
Stratus Properties, Inc. (a)	1,767	26,434
		1,059,585
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	16,699	94,182
Anchor BanCorp Wisconsin, Inc.	3,459	128,018
ASB Bancorp, Inc. (a)	402	8,442
Bank Mutual Corp.	16,323	115,893
BankFinancial Corp.	6,409	75,883
Bear State Financial, Inc.	8,948	84,559
Beneficial Bancorp, Inc. (a)	17,196	210,651
BofI Holding, Inc. (a)(d)	3,493	328,901
Brookline Bancorp, Inc., Delaware	19,928	218,012
Cape Bancorp, Inc.	4,456	42,688
Capitol Federal Financial, Inc.	29,886	361,621
Carver Bancorp, Inc. (a)	695	2,919
Charter Financial Corp.	3,802	46,042
Cheviot Financial Corp.	2,477	37,130
Chicopee Bancorp, Inc.	1,629	26,699
Clifton Bancorp, Inc.	6,633	92,265
Dime Community Bancshares, Inc.	9,047	148,280
ESSA Bancorp, Inc.	2,734	34,913
First Clover Leaf Financial Corp.	1,082	9,835
First Defiance Financial Corp.	2,062	72,789
First Financial Northwest, Inc.	4,958	57,513
Fox Chase Bancorp, Inc.	4,499	73,109
Heritage Financial Group, Inc.	2,653	71,817
HF Financial Corp.	1,845	26,753
Hingham Institution for Savings	532	59,584
HMN Financial, Inc. (a)	448	5,188
Home Bancorp, Inc.	2,884	64,227
HomeStreet, Inc. (a)(d)	4,848	111,698
HopFed Bancorp, Inc.	1,199	15,575
Hudson City Bancorp, Inc.	127,575	1,213,876
Kearny Financial Corp. (a)	28,352	308,186
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Lake Shore Bancorp, Inc.	812	$ 11,084
Lendingtree, Inc. (a)(d)	2,746	162,728
Meridian Bancorp, Inc. (a)	21,696	278,577
Meta Financial Group, Inc.	1,051	42,177
New Hampshire Thrift Bancshares, Inc.	999	14,775
NMI Holdings, Inc. (a)	16,701	132,439
Northeast Community Bancorp, Inc.	696	4,879
Northfield Bancorp, Inc. (d)	13,768	201,564
Northwest Bancshares, Inc. (d)	19,504	235,998
Ocean Shore Holding Co.	2,171	33,412
OceanFirst Financial Corp.	6,256	108,229
Oneida Financial Corp.	2,123	42,163
Oritani Financial Corp. (d)	11,125	163,760
Provident Financial Holdings, Inc.	2,969	51,809
Prudential Bancorp, Inc.	3,638	47,840
Pulaski Financial Corp.	3,979	50,255
River Valley Bancorp	460	10,465
Riverview Bancorp, Inc.	4,177	17,293
Severn Bancorp, Inc. (a)	677	3,182
SI Financial Group, Inc.	4,494	52,400
Southern Missouri Bancorp, Inc.	1,692	32,537
Territorial Bancorp, Inc.	2,179	50,248
TFS Financial Corp. (d)	74,060	1,099,791
Trustco Bank Corp., New York	25,424	171,866
United Community Financial Corp.	15,868	86,481
United Financial Bancorp, Inc. New	13,618	171,587
Washington Federal, Inc.	20,330	449,293
Waterstone Financial, Inc.	9,232	120,939
Westfield Financial, Inc.	5,006	37,094
WSFS Financial Corp.	10,062	248,230
		8,280,343
TOTAL FINANCIALS		119,850,193
HEALTH CARE - 17.1%
Biotechnology - 11.1%
ACADIA Pharmaceuticals, Inc. (a)(d)	24,020	989,624
Acceleron Pharma, Inc. (a)(d)	7,485	252,469
Achillion Pharmaceuticals, Inc. (a)(d)	28,470	281,568
Acorda Therapeutics, Inc. (a)(d)	10,204	311,018
Adamas Pharmaceuticals, Inc. (a)(d)	4,619	83,096
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ADMA Biologics, Inc. (a)	4,173	$ 35,721
Aduro Biotech, Inc. (d)	13,966	471,771
Advaxis, Inc. (a)(d)	6,409	161,250
Aegerion Pharmaceuticals, Inc. (a)(d)	6,176	120,308
AEterna Zentaris, Inc. (sub. vtg.) (a)	9,702	2,843
Affimed NV (d)	8,764	91,409
Agenus, Inc. (a)	18,018	147,387
Agios Pharmaceuticals, Inc. (a)(d)	8,910	1,087,198
Akebia Therapeutics, Inc. (a)(d)	7,485	58,832
Alder Biopharmaceuticals, Inc.	8,999	382,637
Alexion Pharmaceuticals, Inc. (a)(d)	48,796	7,994,737
Alkermes PLC (a)(d)	35,473	2,167,400
Alnylam Pharmaceuticals, Inc. (a)(d)	20,006	2,622,587
AMAG Pharmaceuticals, Inc. (a)(d)	7,101	494,088
Amarin Corp. PLC ADR (a)(d)	44,361	102,474
Amgen, Inc.	182,616	28,535,576
Amicus Therapeutics, Inc. (a)	21,856	269,047
Anacor Pharmaceuticals, Inc. (a)(d)	10,302	733,708
Anthera Pharmaceuticals, Inc. (a)	9,885	55,158
Applied Genetic Technologies Corp. (a)	3,924	78,676
Aquinox Pharmaceuticals, Inc. (a)	2,522	19,924
Ardelyx, Inc.	4,230	46,319
Arena Pharmaceuticals, Inc. (a)	63,699	250,019
Argos Therapeutics, Inc. (a)(d)	4,768	38,192
ARIAD Pharmaceuticals, Inc. (a)(d)	45,061	413,660
ArQule, Inc. (a)	12,550	22,716
Array BioPharma, Inc. (a)(d)	35,205	269,318
Arrowhead Research Corp. (a)(d)	14,376	90,569
Atara Biotherapeutics, Inc.	5,689	240,986
Athersys, Inc. (a)(d)	17,967	23,537
Aurinia Pharmaceuticals, Inc. (a)	9,563	32,989
Avalanche Biotechnologies, Inc. (a)	6,327	235,871
AVEO Pharmaceuticals, Inc. (a)	12,750	25,883
Bellicum Pharmaceuticals, Inc. (d)	6,128	151,607
BIND Therapeutics, Inc. (a)(d)	4,436	26,439
BioCryst Pharmaceuticals, Inc. (a)(d)	17,839	199,975
Biogen, Inc. (a)	56,411	22,394,603
BioMarin Pharmaceutical, Inc. (a)	38,437	4,826,534
Biospecifics Technologies Corp. (a)	2,141	101,997
Biota Pharmaceuticals, Inc. (a)	7,051	15,512
bluebird bio, Inc. (a)(d)	7,762	1,507,769
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Calithera Biosciences, Inc.	3,965	$ 41,514
Cancer Genetics, Inc. (a)(d)	3,642	40,244
Capricor Therapeutics, Inc. (a)	3,109	18,343
Cara Therapeutics, Inc. (a)	5,701	54,274
CareDx, Inc.	2,391	11,501
CASI Pharmaceuticals, Inc. (a)	899	1,178
Catalyst Pharmaceutical Partners, Inc. (a)(d)	19,359	76,468
Celator Pharmaceuticals, Inc. (a)	6,769	15,298
Celgene Corp. (a)	192,638	22,045,493
Celladon Corp. (a)(d)	5,077	11,728
Celldex Therapeutics, Inc. (a)(d)	22,896	661,008
Cellular Biomedicine Group, Inc. (a)(d)	2,729	100,454
Celsion Corp. (a)	753	1,860
Cepheid, Inc. (a)(d)	16,877	931,104
Cerulean Pharma, Inc. (a)	8,259	49,141
ChemoCentryx, Inc. (a)(d)	12,311	106,736
Chimerix, Inc. (a)(d)	9,890	413,897
China Biologic Products, Inc. (a)(d)	5,919	661,922
Cleveland Biolabs, Inc. (a)(d)	161	465
Clovis Oncology, Inc. (a)(d)	8,027	742,016
Coherus BioSciences, Inc.	9,430	231,695
Conatus Pharmaceuticals, Inc. (a)(d)	3,522	19,195
Concert Pharmaceuticals, Inc. (a)(d)	5,330	85,227
ContraFect Corp. (a)(d)	6,691	32,384
CTI BioPharma Corp. (a)(d)	51,758	100,411
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)	33,941	114,381
Cyclacel Pharmaceuticals, Inc. (a)	5,706	4,148
Cytokinetics, Inc. (a)	8,429	53,693
Cytori Therapeutics, Inc. (a)	18,934	12,517
CytRx Corp. (a)(d)	11,572	47,561
Dicerna Pharmaceuticals, Inc. (a)	4,098	67,781
Discovery Laboratories, Inc. (a)(d)	23,215	19,466
Dyax Corp. (a)(d)	32,689	861,028
Dynavax Technologies Corp. (a)(d)	7,055	160,642
Eagle Pharmaceuticals, Inc. (a)	3,455	250,937
Eleven Biotherapeutics, Inc. (a)(d)	5,420	15,230
Enanta Pharmaceuticals, Inc. (a)(d)	4,553	186,127
Enzon Pharmaceuticals, Inc.	3,917	5,131
Enzymotec Ltd. (a)	6,310	64,993
Epirus Biopharmaceuticals, Inc. (a)	4,806	25,904
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Epizyme, Inc. (a)(d)	10,018	$ 190,041
Esperion Therapeutics, Inc. (a)(d)	4,843	520,671
Exact Sciences Corp. (a)(d)	21,326	576,015
Exelixis, Inc. (a)(d)	45,233	142,484
Fate Therapeutics, Inc. (a)	6,247	39,106
Fibrocell Science, Inc. (a)(d)	11,742	54,248
FibroGen, Inc. (d)	13,889	252,919
Five Prime Therapeutics, Inc. (a)	6,534	167,532
Flexion Therapeutics, Inc. (a)(d)	5,441	108,330
Fortress Biotech, Inc. (a)(d)	9,722	28,583
Forward Pharma A/S sponsored ADR	3,155	106,765
Foundation Medicine, Inc. (a)(d)	7,831	280,115
Galectin Therapeutics, Inc. (a)(d)	2,387	5,991
Galena Biopharma, Inc. (a)(d)	45,192	70,951
Galmed Pharmaceuticals Ltd. (a)	2,224	23,508
Genocea Biosciences, Inc. (a)	6,302	66,864
Genomic Health, Inc. (a)(d)	8,311	225,145
GenVec, Inc. (a)(d)	3,850	9,086
Geron Corp. (a)(d)	40,494	156,307
Gilead Sciences, Inc.	357,965	40,188,731
GlycoMimetics, Inc. (a)	6,164	49,127
Grifols SA ADR	18,898	600,956
GTx, Inc. (a)(d)	5,496	6,265
Halozyme Therapeutics, Inc. (a)(d)	30,463	528,533
Harvard Apparatus (a)	528	972
Heron Therapeutics, Inc. (a)	8,161	161,261
Histogenics Corp. (d)	3,605	30,102
Idera Pharmaceuticals, Inc. (a)(d)	29,274	112,412
Ignyta, Inc. (a)	6,655	59,762
Immune Design Corp. (a)(d)	4,908	107,142
ImmunoGen, Inc. (a)(d)	19,728	177,157
Immunomedics, Inc. (a)(d)	22,337	86,221
Incyte Corp. (a)	41,551	4,576,843
Infinity Pharmaceuticals, Inc. (a)	12,452	161,378
Inotek Pharmaceuticals Corp. (d)	9,146	53,413
Inovio Pharmaceuticals, Inc. (a)(d)	16,266	136,797
Insmed, Inc. (a)	14,591	320,127
Insys Therapeutics, Inc. (a)(d)	8,421	501,892
Intercept Pharmaceuticals, Inc. (a)	5,382	1,373,459
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	31,250	440,938
Isis Pharmaceuticals, Inc. (a)(d)	28,653	1,928,920
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Juno Therapeutics, Inc. (d)	21,866	$ 1,151,026
KaloBios Pharmaceuticals, Inc. (a)(d)	4,721	2,984
Kamada (a)	8,190	37,838
Karyopharm Therapeutics, Inc. (a)(d)	8,542	229,951
Keryx Biopharmaceuticals, Inc. (a)(d)	24,964	259,626
Kindred Biosciences, Inc. (a)(d)	3,012	19,427
Kite Pharma, Inc. (d)	10,326	569,479
KYTHERA Biopharmaceuticals, Inc. (a)(d)	6,289	316,777
La Jolla Pharmaceutical Co. (a)	3,626	80,969
Lexicon Pharmaceuticals, Inc. (a)(d)	26,849	188,748
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	4,682	412,531
General CVR (a)	1,518	121
Glucagon CVR (a)	1,518	213
MRK CVR rights (a)	1,639	0
rights (a)	1,518	11
TR Beta CVR (a)	1,518	88
Loxo Oncology, Inc.	4,809	59,343
Macrocure Ltd. (d)	5,698	65,527
Macrogenics, Inc. (a)(d)	6,511	210,631
MannKind Corp. (a)(d)	97,341	504,226
Medivation, Inc. (a)(d)	18,647	2,462,336
MEI Pharma, Inc. (a)(d)	6,684	12,700
Merrimack Pharmaceuticals, Inc. (a)(d)	25,078	295,920
MiMedx Group, Inc. (a)(d)	27,440	284,004
Minerva Neurosciences, Inc. (d)	7,470	37,574
Mirati Therapeutics, Inc. (a)(d)	3,807	139,565
Momenta Pharmaceuticals, Inc. (a)(d)	16,538	328,279
Myriad Genetics, Inc. (a)(d)	16,706	567,169
Nanosphere, Inc. (a)(d)	1,695	5,814
Neothetics, Inc. (d)	4,838	29,028
NephroGenex, Inc. (a)	3,625	25,448
Neurocrine Biosciences, Inc. (a)(d)	20,088	881,060
NewLink Genetics Corp. (a)	6,813	293,981
Northwest Biotherapeutics, Inc. (a)(d)	17,834	149,806
Novavax, Inc. (a)	65,033	585,297
Nymox Pharmaceutical Corp. (a)(d)	5,184	8,035
Ocata Therapeutics, Inc. (a)(d)	10,729	68,022
Ohr Pharmaceutical, Inc. (a)(d)	6,780	18,374
OncoGenex Pharmaceuticals, Inc. (a)	1,302	2,760
Oncolytics Biotech, Inc. (a)	17,521	12,257
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OncoMed Pharmaceuticals, Inc. (a)(d)	7,047	$ 175,611
Onconova Therapeutics, Inc. (a)(d)	2,820	7,642
Oncothyreon, Inc. (a)	23,149	79,170
Ophthotech Corp. (a)(d)	8,307	415,516
Orexigen Therapeutics, Inc. (a)(d)	29,123	142,703
Osiris Therapeutics, Inc. (a)(d)	9,424	175,286
Otonomy, Inc.	5,795	142,093
OvaScience, Inc. (a)(d)	6,236	211,587
OXiGENE, Inc. (a)	4,000	5,760
PDL BioPharma, Inc.	36,605	244,521
Peregrine Pharmaceuticals, Inc. (a)(d)	53,870	75,957
Pluristem Therapeutics, Inc. (a)(d)	16,421	45,322
Portola Pharmaceuticals, Inc. (a)(d)	11,860	495,985
Prana Biotechnology Ltd. ADR (a)(d)	3,293	4,446
Progenics Pharmaceuticals, Inc. (a)	21,724	122,306
ProQR Therapeutics BV (a)	5,848	106,668
Prothena Corp. PLC (a)(d)	7,225	284,954
PTC Therapeutics, Inc. (a)(d)	8,064	468,438
QLT, Inc. (a)	15,216	57,212
Radius Health, Inc. (a)(d)	9,002	434,076
Raptor Pharmaceutical Corp. (a)(d)	18,876	232,364
Receptos, Inc. (a)(d)	7,518	1,239,643
Regeneron Pharmaceuticals, Inc. (a)(d)	24,268	12,438,806
Regulus Therapeutics, Inc. (a)	12,176	171,925
Repligen Corp. (a)(d)	8,314	338,879
Retrophin, Inc. (a)	7,818	247,362
Rigel Pharmaceuticals, Inc. (a)	22,858	79,774
Sage Therapeutics, Inc. (d)	6,116	457,905
Sangamo Biosciences, Inc. (a)(d)	16,060	196,735
Sarepta Therapeutics, Inc. (a)(d)	9,298	238,215
Seattle Genetics, Inc. (a)(d)	30,581	1,317,735
Sinovac Biotech Ltd. (a)(d)	17,922	99,109
Sorrento Therapeutics, Inc. (a)	9,467	130,550
Spark Therapeutics, Inc. (d)	5,809	427,775
Spectrum Pharmaceuticals, Inc. (a)(d)	15,608	97,862
StemCells, Inc. (a)(d)	15,802	10,745
Stemline Therapeutics, Inc. (a)	4,870	67,060
Sunesis Pharmaceuticals, Inc. (a)(d)	24,848	58,890
Synageva BioPharma Corp. (a)	8,839	1,886,331
Synergy Pharmaceuticals, Inc. (a)(d)	25,129	108,055
Synta Pharmaceuticals Corp. (a)(d)	39,269	84,036
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
T2 Biosystems, Inc.	4,532	$ 76,092
Targacept, Inc. (a)	7,926	21,876
Tekmira Pharmaceuticals Corp. (a)	12,884	179,989
Tenax Therapeutics, Inc. (a)(d)	4,974	18,155
TESARO, Inc. (a)(d)	9,345	549,112
TetraLogic Pharmaceuticals Corp. (a)(d)	4,788	11,108
TG Therapeutics, Inc. (a)(d)	11,313	178,067
Threshold Pharmaceuticals, Inc. (a)(d)	20,539	79,897
Tobira Therapeutics, Inc.	601	7,897
Tokai Pharmaceuticals, Inc. (d)	6,171	70,164
TONIX Pharmaceuticals Holding (a)	3,353	24,309
TRACON Pharmaceuticals, Inc. (d)	3,559	40,430
Transition Therapeutics, Inc. (a)	8,979	69,497
Trevena, Inc. (a)	11,072	77,061
Trovagene, Inc. (a)	6,338	69,464
Ultragenyx Pharmaceutical, Inc. (a)(d)	8,449	735,063
uniQure B.V. (a)	4,403	126,542
United Therapeutics Corp. (a)(d)	11,119	2,042,783
Vanda Pharmaceuticals, Inc. (a)(d)	9,588	96,743
VBL Therapeutics (d)	6,559	52,800
Verastem, Inc. (a)(d)	8,737	75,575
Vericel Corp. (a)	7,531	23,421
Versartis, Inc. (a)	6,679	103,792
Vertex Pharmaceuticals, Inc. (a)	58,547	7,510,995
Vical, Inc. (a)	13,452	12,781
Vitae Pharmaceuticals, Inc.	5,864	71,893
Vital Therapies, Inc. (a)(d)	5,829	126,489
Xbiotech, Inc. (d)	7,726	147,721
Xencor, Inc. (a)	9,751	176,883
Xenon Pharmaceuticals, Inc.	4,574	63,121
XOMA Corp. (a)(d)	28,824	101,460
Zafgen, Inc. (d)	6,624	215,677
ZIOPHARM Oncology, Inc. (a)(d)	30,379	287,993
		208,821,969
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc.	5,493	291,733
Abiomed, Inc. (a)(d)	9,917	592,243
Accuray, Inc. (a)(d)	16,865	103,635
Align Technology, Inc. (a)	19,355	1,174,268
Alliqua Biomedical, Inc. (a)(d)	2,954	14,622
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Alphatec Holdings, Inc. (a)	29,327	$ 39,591
Analogic Corp. (d)	3,061	258,991
Angiodynamics, Inc. (a)	9,373	150,437
Anika Therapeutics, Inc. (a)(d)	3,526	118,932
Antares Pharma, Inc. (a)(d)	29,210	61,925
Atossa Genetics, Inc. (a)(d)	4,348	6,826
Atricure, Inc. (a)(d)	6,445	147,848
Atrion Corp.	526	197,187
Avinger, Inc. (d)	3,879	45,307
AxoGen, Inc. (a)	2,273	6,955
Bellerophon Therapeutics, Inc.	4,624	42,911
BioLase Technology, Inc. (a)(d)	19,079	32,434
Cardica, Inc. (a)(d)	26,919	11,039
Cardiovascular Systems, Inc. (a)(d)	7,697	215,362
Cerus Corp. (a)(d)	20,975	104,456
Cesca Therapeutics, Inc. (a)(d)	1,101	947
Cogentix Medical, Inc. (a)	2,300	3,841
CONMED Corp.	6,784	376,783
Cutera, Inc. (a)	4,323	64,110
Cyberonics, Inc. (a)	6,266	401,087
Cynosure, Inc. Class A (a)	5,721	204,240
CytoSorbents Corp. (a)(d)	6,031	37,995
DBV Technologies SA sponsored ADR (a)(d)	4,446	104,659
Dehaier Medical Systems Ltd. (a)(d)	837	2,277
Delcath Systems, Inc. (a)	357	514
DENTSPLY International, Inc. (d)	34,143	1,776,631
Derma Sciences, Inc. (a)(d)	7,293	47,842
DexCom, Inc. (a)(d)	18,954	1,359,381
EDAP TMS SA sponsored ADR (a)(d)	5,308	17,782
Endologix, Inc. (a)(d)	14,639	244,325
Entellus Medical, Inc. (d)	4,779	111,590
EnteroMedics, Inc. (a)(d)	11,433	13,605
Exactech, Inc. (a)	3,264	69,784
Fonar Corp. (a)	906	9,803
Genmark Diagnostics, Inc. (a)(d)	9,393	86,134
Hansen Medical, Inc. (a)(d)	27,427	24,789
HeartWare International, Inc. (a)(d)	4,127	304,449
Hologic, Inc. (a)(d)	67,617	2,418,660
ICU Medical, Inc. (a)(d)	3,774	366,078
IDEXX Laboratories, Inc. (a)(d)	11,158	1,513,025
Imris, Inc. (a)(d)	7,102	309
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inogen, Inc. (a)	4,708	$ 175,985
Insulet Corp. (a)(d)	13,696	387,186
Integra LifeSciences Holdings Corp. (a)(d)	7,898	530,509
Intuitive Surgical, Inc. (a)	8,802	4,293,176
Iridex Corp. (a)	1,993	16,701
K2M Group Holdings, Inc. (d)	9,907	258,969
LDR Holding Corp. (a)(d)	6,584	266,784
LeMaitre Vascular, Inc.	6,485	65,758
Lombard Medical, Inc. (a)	1,819	9,077
Lumenis Ltd. Class B (a)	9,326	113,497
Masimo Corp. (a)(d)	13,191	463,004
Mazor Robotics Ltd. sponsored ADR (a)	3,651	47,682
MELA Sciences, Inc. (a)	309	473
Meridian Bioscience, Inc.	9,753	177,505
Merit Medical Systems, Inc. (a)(d)	10,579	217,504
Misonix, Inc. (a)	2,036	22,192
Natus Medical, Inc. (a)(d)	7,496	292,794
Neogen Corp. (a)(d)	8,612	402,525
Neovasc, Inc. (a)	15,953	108,397
Novadaq Technologies, Inc. (a)	13,037	130,500
NuVasive, Inc. (a)	11,321	572,277
NxStage Medical, Inc. (a)(d)	15,271	247,543
OraSure Technologies, Inc. (a)	15,384	95,227
Orthofix International NV (a)	5,030	164,833
Oxford Immunotec Global PLC (a)(d)	5,645	77,337
PhotoMedex, Inc. (a)(d)	1,894	3,239
Quidel Corp. (a)(d)	8,359	181,140
Quotient Ltd. (a)(d)	4,152	63,941
ReWalk Robotics Ltd. (a)	3,029	38,165
Rockwell Medical Technologies, Inc. (a)(d)	12,911	142,925
Roka Bioscience, Inc. (a)(d)	2,827	7,548
RTI Biologics, Inc. (a)	12,915	83,560
Second Sight Medical Products, Inc. (d)	8,281	119,246
Sientra, Inc. (d)	7,960	179,339
Sirona Dental Systems, Inc. (a)(d)	14,587	1,440,029
Span-America Medical System, Inc.	503	9,321
Staar Surgical Co. (a)(d)	8,758	81,800
Stereotaxis, Inc. (a)(d)	2,480	4,365
Sunshine Heart, Inc. (a)(d)	2,294	10,025
SurModics, Inc. (a)	3,649	90,057
Symmetry Surgical, Inc. (a)	2,376	20,980
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Synergetics U.S.A., Inc. (a)	7,788	$ 34,423
Syneron Medical Ltd. (a)	8,751	91,448
Tandem Diabetes Care, Inc. (a)	8,685	104,828
TearLab Corp. (a)(d)	8,271	19,106
The Spectranetics Corp. (a)(d)	9,634	239,212
Thoratec Corp. (a)(d)	12,742	578,359
Tornier NV (a)(d)	11,776	313,006
Trinity Biotech PLC sponsored ADR (d)	6,726	116,360
TriVascular Technologies, Inc. (a)(d)	5,558	30,291
Unilife Corp. (a)(d)	28,819	70,751
Utah Medical Products, Inc.	1,079	59,054
Vascular Solutions, Inc. (a)	4,458	145,465
Veracyte, Inc. (a)(d)	4,876	51,198
Vermillion, Inc. (a)(d)	8,983	18,505
Wright Medical Group, Inc. (a)(d)	12,102	331,595
Zeltiq Aesthetics, Inc. (a)	8,799	241,621
Zosano Pharma Corp. (d)	3,225	28,049
		27,263,728
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)(d)	15,726	1,165,926
Aceto Corp.	9,181	216,396
Addus HomeCare Corp. (a)	2,506	70,193
Air Methods Corp. (a)(d)	9,606	404,989
Alliance Healthcare Services, Inc. (a)	3,497	64,310
Almost Family, Inc. (a)	3,067	117,773
Amedisys, Inc. (a)(d)	8,168	253,371
AmSurg Corp. (a)(d)	11,293	760,471
Bio-Reference Laboratories, Inc. (a)(d)	7,327	243,403
BioScrip, Inc. (a)(d)	16,785	59,587
BioTelemetry, Inc. (a)	5,786	55,835
Catamaran Corp. (a)	49,995	2,993,027
Corvel Corp. (a)	5,741	206,102
Cross Country Healthcare, Inc. (a)	6,708	71,239
Digirad Corp.	2,688	10,833
Express Scripts Holding Co. (a)	174,457	15,202,183
HealthEquity, Inc. (a)	13,287	352,238
Healthways, Inc. (a)(d)	8,058	122,159
Henry Schein, Inc. (a)(d)	20,693	2,931,577
iKang Healthcare Group, Inc. sponsored ADR (a)	6,702	138,731
IPC The Hospitalist Co., Inc. (a)	4,121	203,454
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LHC Group, Inc. (a)	4,603	$ 169,206
LifePoint Hospitals, Inc. (a)	10,619	799,505
Magellan Health Services, Inc. (a)(d)	6,171	417,345
National Research Corp.:
Class A	8,246	115,279
Class B (d)	369	11,845
NeoStem, Inc. (a)(d)	7,342	15,638
Patterson Companies, Inc. (d)	24,954	1,193,799
PDI, Inc. (a)	1,717	2,198
Premier, Inc. (a)	9,007	345,148
Providence Service Corp. (a)	4,214	202,525
Psychemedics Corp.	716	10,554
RadNet, Inc. (a)	9,312	60,621
Sharps Compliance Corp. (a)	5,820	32,767
Surgical Care Affiliates, Inc. (a)	10,060	382,179
The Ensign Group, Inc.	5,958	276,272
USMD Holdings, Inc. (a)	1,157	10,182
VCA, Inc. (a)	20,382	1,069,240
		30,758,100
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	42,984	604,785
athenahealth, Inc. (a)(d)	9,117	1,063,042
Authentidate Holding Corp. (a)	1,782	361
Cerner Corp. (a)(d)	82,652	5,561,653
Computer Programs & Systems, Inc.	3,658	191,423
Connecture, Inc.	5,953	75,425
HealthStream, Inc. (a)	6,947	197,086
HMS Holdings Corp. (a)(d)	21,489	366,173
iCAD, Inc. (a)	3,147	13,878
Inovalon Holdings, Inc. Class A	6,751	179,442
MedAssets, Inc. (a)	14,382	300,152
Medidata Solutions, Inc. (a)(d)	12,892	747,865
Merge Healthcare, Inc. (a)	25,241	115,099
Omnicell, Inc. (a)(d)	8,194	303,014
Quality Systems, Inc.	14,754	233,703
Simulations Plus, Inc.	6,174	36,427
Streamline Health Solutions, Inc. (a)	5,177	11,596
		10,001,124
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(d)	10,911	243,534
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Affymetrix, Inc. (a)(d)	24,123	$ 282,963
Albany Molecular Research, Inc. (a)(d)	8,039	161,986
BG Medicine, Inc. (a)	1,419	940
Bio-Techne Corp.	9,575	969,469
Bruker Corp. (a)	40,071	795,009
Compugen Ltd. (a)(d)	13,859	98,122
Fluidigm Corp. (a)(d)	6,548	154,795
Furiex Pharmaceuticals, Inc. rights (a)	1,322	12,916
Harvard Bioscience, Inc. (a)	6,005	33,628
ICON PLC (a)(d)	14,302	927,771
Illumina, Inc. (a)(d)	34,593	7,128,925
INC Research Holdings, Inc. Class A	12,031	416,152
Luminex Corp. (a)(d)	10,796	181,049
Nanostring Technologies, Inc. (a)(d)	4,162	58,434
NeoGenomics, Inc. (a)	16,779	89,432
Pacific Biosciences of California, Inc. (a)	17,104	96,467
PAREXEL International Corp. (a)(d)	13,765	914,960
PRA Health Sciences, Inc.	14,518	485,772
pSivida Corp. (a)	8,057	31,664
QIAGEN NV (a)(d)	58,150	1,428,455
Response Genetics, Inc. (a)	6,802	2,483
Sequenom, Inc. (a)(d)	25,489	85,388
VWR Corp. (d)	32,233	878,994
		15,479,308
Pharmaceuticals - 1.6%
AbbVie, Inc.	1,511	100,617
Acasti Pharma, Inc. (a)	18,131	5,978
AcelRx Pharmaceuticals, Inc. (a)(d)	10,541	36,894
Achaogen, Inc. (a)	4,355	25,782
Acura Pharmaceuticals, Inc. (a)(d)	4,909	3,780
Adamis Pharmaceuticals Corp. (a)	6,035	25,769
Aerie Pharmaceuticals, Inc. (a)(d)	5,650	62,885
Agile Therapeutics, Inc. (a)(d)	4,900	46,354
Akorn, Inc. (a)(d)	25,766	1,182,659
Alcobra Pharma Ltd. (a)(d)	4,528	34,866
Alexza Pharmaceuticals, Inc. (a)(d)	2,516	2,969
Alimera Sciences, Inc. (a)(d)	10,604	44,855
Amphastar Pharmaceuticals, Inc. (a)	11,727	179,892
ANI Pharmaceuticals, Inc. (a)(d)	2,610	131,492
Apricus Biosciences, Inc. (a)(d)	9,297	15,526
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Aratana Therapeutics, Inc. (a)	8,205	$ 111,342
Assembly Biosciences, Inc. (a)	2,285	38,068
AstraZeneca PLC rights (a)	3,011	0
Bio Path Holdings, Inc. (a)(d)	24,674	29,609
Biodelivery Sciences International, Inc. (a)(d)	11,532	98,253
Cardiome Pharma Corp. (a)	5,554	53,152
Cempra, Inc. (a)(d)	10,391	381,454
Corcept Therapeutics, Inc. (a)(d)	33,348	204,090
Cumberland Pharmaceuticals, Inc. (a)	4,718	31,894
CymaBay Therapeutics, Inc. (a)(d)	3,086	10,523
DepoMed, Inc. (a)(d)	14,371	299,779
Dermira, Inc.	7,283	109,245
Dipexium Pharmaceuticals, Inc. (a)	1,054	13,491
Durect Corp. (a)(d)	26,846	69,800
Egalet Corp. (a)(d)	3,982	39,501
Endo Health Solutions, Inc. (a)(d)	41,291	3,458,534
Endocyte, Inc. (a)(d)	14,909	90,498
Flamel Technologies SA sponsored ADR (a)(d)	10,053	184,473
Flex Pharma, Inc. (d)	1,500	26,775
Foamix Pharmaceuticals Ltd. (a)	7,609	95,036
GW Pharmaceuticals PLC ADR (a)(d)	2,891	329,892
Heska Corp. (a)	1,358	43,049
Horizon Pharma PLC (a)(d)	35,090	1,137,969
Impax Laboratories, Inc. (a)(d)	16,737	786,806
Imprimis Pharmaceuticals, Inc. (a)(d)	2,451	20,834
IntelliPharmaCeutics International Corp. (a)	4,988	15,662
Intersect ENT, Inc.	5,954	141,348
Intra-Cellular Therapies, Inc. (a)(d)	8,541	224,201
Jazz Pharmaceuticals PLC (a)(d)	14,512	2,602,727
Juniper Pharmaceuticals, Inc. (a)	2,768	22,227
Lipocine, Inc. (a)	2,875	20,269
Marinus Pharmaceuticals, Inc.	4,794	38,879
MediWound Ltd. (a)	5,594	32,389
Mylan N.V. (d)	117,801	8,555,887
Nektar Therapeutics (a)(d)	30,403	349,635
NeuroBioPharm, Inc.:
Class A (a)(d)	213	17
warrants (a)	427	0
NeuroDerm Ltd. (d)	4,586	62,553
Ocera Therapeutics, Inc. (a)	5,923	22,270
Ocular Therapeutix, Inc. (d)	4,867	117,635
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Omeros Corp. (a)(d)	8,723	$ 173,152
Oramed Pharmaceuticals, Inc. (a)(d)	2,551	16,990
Pacira Pharmaceuticals, Inc. (a)(d)	8,860	692,941
Pain Therapeutics, Inc. (a)	17,995	35,450
Paratek Pharmaceuticals, Inc. (a)	4,542	135,352
Parnell Pharmaceuticals Holdings Ltd.	1,667	7,335
Pernix Therapeutics Holdings, Inc. (a)(d)	12,180	77,587
Phibro Animal Health Corp. Class A	4,453	154,207
Pozen, Inc. (a)	7,750	49,988
ProPhase Labs, Inc. (a)	1,566	2,177
Relypsa, Inc. (a)(d)	10,115	372,131
Repros Therapeutics, Inc. (a)(d)	5,884	42,424
Revance Therapeutics, Inc. (a)(d)	6,267	160,435
Rock Creek Pharmaceuticals, Inc. (a)(d)	648	1,354
Sagent Pharmaceuticals, Inc. (a)(d)	7,920	176,854
SciClone Pharmaceuticals, Inc. (a)(d)	11,681	108,166
Shire PLC sponsored ADR (d)	11,566	3,008,895
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	4,036
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	10,596	171,973
Supernus Pharmaceuticals, Inc. (a)	12,699	180,580
Tetraphase Pharmaceuticals, Inc. (a)(d)	8,508	364,823
The Medicines Company (a)(d)	15,811	448,400
Theravance Biopharma, Inc. (a)(d)	7,273	101,458
Theravance, Inc. (d)	28,223	476,969
VIVUS, Inc. (a)(d)	23,719	60,009
XenoPort, Inc. (a)	14,447	86,104
Zogenix, Inc. (a)(d)	35,135	59,730
ZS Pharma, Inc.	6,021	352,229
		29,291,833
TOTAL HEALTH CARE		321,616,062
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(d)	5,871	151,765
American Science & Engineering, Inc.	1,772	69,338
API Technologies Corp. (a)	14,000	30,100
Arotech Corp. (a)	3,058	7,400
Astronics Corp. (a)	4,036	282,076
Astrotech Corp. (a)(d)	3,584	9,641
BE Aerospace, Inc.	25,719	1,474,727
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Elbit Systems Ltd.	10,226	$ 745,987
Erickson Air-Crane, Inc. (a)	2,141	8,029
Innovative Solutions & Support, Inc. (a)	1,668	5,504
KEYW Holding Corp. (a)(d)	9,521	66,647
KLX, Inc. (a)	12,537	549,622
Kratos Defense & Security Solutions, Inc. (a)(d)	14,096	84,435
LMI Aerospace, Inc. (a)	6,215	61,901
Taser International, Inc. (a)(d)	12,556	396,518
TAT Technologies Ltd.	863	6,015
		3,949,705
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	16,842	177,178
Atlas Air Worldwide Holdings, Inc. (a)	5,963	324,864
C.H. Robinson Worldwide, Inc.	34,668	2,140,056
Echo Global Logistics, Inc. (a)(d)	7,102	228,542
Expeditors International of Washington, Inc.	45,576	2,089,204
Forward Air Corp.	7,298	378,547
Hub Group, Inc. Class A (a)	8,419	357,134
Park-Ohio Holdings Corp.	3,511	168,563
UTi Worldwide, Inc. (a)(d)	25,103	241,491
		6,105,579
Airlines - 0.7%
Allegiant Travel Co.	4,113	647,674
American Airlines Group, Inc.	167,968	7,116,804
Hawaiian Holdings, Inc. (a)	13,114	317,621
JetBlue Airways Corp. (a)(d)	73,382	1,479,381
Republic Airways Holdings, Inc. (a)	11,681	122,183
Ryanair Holdings PLC sponsored ADR (d)	27,334	1,820,444
SkyWest, Inc.	11,562	171,118
Spirit Airlines, Inc. (a)	17,089	1,086,348
Virgin America, Inc. (d)	9,985	283,973
		13,045,546
Building Products - 0.2%
AAON, Inc. (d)	13,768	325,889
American Woodmark Corp. (a)(d)	3,771	193,603
Apogee Enterprises, Inc.	7,403	397,763
Builders FirstSource, Inc. (a)	22,858	280,696
Caesarstone Sdot-Yam Ltd. (d)	8,731	539,750
China Ceramics Co. Ltd.	1,500	1,710
Gibraltar Industries, Inc. (a)	9,860	176,691
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Insteel Industries, Inc.	4,655	$ 92,402
Nortek, Inc. (a)(d)	3,910	322,966
Patrick Industries, Inc. (a)	2,509	150,038
PGT, Inc. (a)	12,588	150,552
Tecogen, Inc. New (a)(d)	3,759	16,126
Universal Forest Products, Inc.	4,974	275,361
		2,923,547
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	13,861	76,236
CECO Environmental Corp.	5,819	66,046
China Recycling Energy Corp. (a)(d)	16,068	13,577
Cintas Corp. (d)	27,861	2,398,553
Copart, Inc. (a)	29,911	1,034,921
Courier Corp.	2,991	74,177
Fuel Tech, Inc. (a)	2,055	4,932
G&K Services, Inc. Class A	4,820	335,858
Healthcare Services Group, Inc.	17,033	514,567
Heritage-Crystal Clean, Inc. (a)	5,792	82,304
Herman Miller, Inc.	14,850	411,345
Hudson Technologies, Inc. (a)(d)	9,731	38,827
Industrial Services of America, Inc. (a)	694	2,575
InnerWorkings, Inc. (a)	12,464	79,271
Interface, Inc.	16,058	345,729
Intersections, Inc. (a)(d)	1,282	4,461
Kimball International, Inc. Class B	8,657	105,529
MagneGas Corp. (a)(d)	7,634	10,917
Matthews International Corp. Class A (d)	7,782	386,376
McGrath RentCorp.	6,571	200,021
Mobile Mini, Inc. (d)	11,481	455,566
Multi-Color Corp.	4,080	261,324
Performant Financial Corp. (a)(d)	14,422	43,843
Perma-Fix Environmental Services, Inc. (a)	973	3,396
Pointer Telocation Ltd. (a)	1,202	9,628
Quest Resource Holding Corp. (a)(d)	30,682	33,137
R.R. Donnelley & Sons Co. (d)	47,033	902,093
SP Plus Corp. (a)	5,556	134,900
Stericycle, Inc. (a)(d)	20,054	2,753,414
Swisher Hygiene, Inc. (a)	1,825	2,884
Tetra Tech, Inc.	14,610	382,198
U.S. Ecology, Inc.	5,346	246,504
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Stationers, Inc. (d)	9,410	$ 365,484
Virco Manufacturing Co. (a)	1,086	2,921
West Corp.	20,480	626,688
		12,410,202
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B	2,488	41,649
Aegion Corp. (a)	10,110	180,160
Great Lakes Dredge & Dock Corp. (a)	14,535	80,815
Integrated Electrical Services, Inc. (a)	4,668	36,457
Layne Christensen Co. (a)(d)	4,863	39,585
MYR Group, Inc. (a)	5,516	163,274
Northwest Pipe Co. (a)	2,404	49,931
Primoris Services Corp. (d)	13,729	257,693
Sterling Construction Co., Inc. (a)	3,450	13,662
		863,226
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,672	3,428
Allied Motion Technologies, Inc.	2,000	62,560
American Superconductor Corp. (a)(d)	1,494	9,248
Ballard Power Systems, Inc. (a)(d)	29,339	61,575
Blue Earth, Inc. (a)(d)	28,116	43,017
Broadwind Energy, Inc. (a)	1,948	7,383
Capstone Turbine Corp. (a)(d)	99,385	41,742
Encore Wire Corp.	4,877	213,027
Enphase Energy, Inc. (a)(d)	10,090	95,552
Franklin Electric Co., Inc.	11,182	393,495
FuelCell Energy, Inc. (a)(d)	75,772	93,200
Highpower International, Inc. (a)(d)	2,296	10,148
Hydrogenics Corp. (a)(d)	2,694	30,011
Ideal Power, Inc. (a)	3,212	26,884
Jinpan International Ltd.	5,036	23,669
LSI Industries, Inc.	7,559	71,584
MagneTek, Inc. (a)	748	24,677
Ocean Power Technologies, Inc. (a)	1,435	1,005
Pioneer Power Solutions, Inc. (a)	1,000	7,250
Plug Power, Inc. (a)(d)	47,637	129,573
Powell Industries, Inc.	3,423	124,186
Power Solutions International, Inc. (a)(d)	2,692	148,060
Preformed Line Products Co.	1,863	70,719
Real Goods Solar, Inc. (a)	295	702
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Revolution Lighting Technologies, Inc. (a)(d)	32,251	$ 40,314
SolarCity Corp. (a)(d)	22,965	1,380,656
Ultralife Corp. (a)	1,473	6,083
Vicor Corp. (a)	6,376	86,905
		3,206,653
Industrial Conglomerates - 0.0%
Raven Industries, Inc. (d)	12,617	243,003
Machinery - 0.7%
Adept Technology, Inc. (a)(d)	1,739	10,712
Altra Industrial Motion Corp.	6,913	190,108
American Railcar Industries, Inc. (d)	5,347	287,508
ARC Group Worldwide, Inc. (a)(d)	3,852	21,879
Astec Industries, Inc. (d)	6,280	259,678
Chart Industries, Inc. (a)(d)	8,296	269,288
Cleantech Solutions International, Inc. (a)	197	601
Columbus McKinnon Corp. (NY Shares)	5,664	129,196
Commercial Vehicle Group, Inc. (a)	7,129	45,198
Dynamic Materials Corp.	4,562	50,638
Eastern Co.	2,159	41,777
Energy Recovery, Inc. (a)(d)	12,403	32,992
ExOne Co. (a)(d)	3,539	44,414
FreightCar America, Inc.	2,812	63,045
Gencor Industries, Inc. (a)	519	5,102
Hardinge, Inc.	3,857	41,270
Hurco Companies, Inc.	1,444	48,273
Jason Industries, Inc. (a)(d)	6,627	44,799
Key Technology, Inc. (a)	313	3,953
L.B. Foster Co. Class A	2,834	108,117
Lincoln Electric Holdings, Inc.	18,502	1,243,519
Manitex International, Inc. (a)(d)	3,281	25,428
MFRI, Inc. (a)	997	6,291
Middleby Corp. (a)(d)	13,683	1,487,342
NN, Inc.	4,574	124,642
Nordson Corp.	14,680	1,187,759
Omega Flex, Inc.	2,669	86,396
PACCAR, Inc. (d)	85,420	5,429,295
PMFG, Inc. (a)	4,099	26,480
RBC Bearings, Inc. (d)	5,593	391,957
Sun Hydraulics Corp. (d)	7,012	262,109
Tecumseh Products Co. (a)	1,527	4,566
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	10,959	$ 316,715
Twin Disc, Inc.	2,436	43,434
Westport Innovations, Inc. (a)	15,220	80,514
Woodward, Inc.	15,473	788,195
		13,203,190
Marine - 0.0%
Diana Containerships, Inc. (d)	16,211	39,717
DryShips, Inc. (d)	157,759	115,543
Eagle Bulk Shipping, Inc. (a)	10,568	95,640
Euroseas Ltd. (a)	2,727	2,017
Golden Ocean Group Ltd. (d)	7,697	32,712
Paragon Shipping, Inc. Class A (a)	5,459	3,985
Rand Logistics, Inc. (a)(d)	1,744	5,930
Seanergy Martime Holdings Corp. (a)	799	527
Star Bulk Carriers Corp. (a)(d)	40,381	122,556
Ultrapetrol (Bahamas) Ltd. (a)(d)	32,074	40,413
		459,040
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(d)	6,629	205,764
Acacia Research Corp. (d)	12,179	124,348
Advisory Board Co. (a)	10,054	510,442
Barrett Business Services, Inc.	1,588	57,184
CRA International, Inc. (a)	2,842	78,524
Exponent, Inc.	3,162	269,149
Heidrick & Struggles International, Inc.	4,873	122,507
Hudson Global, Inc. (a)	2,817	6,310
Huron Consulting Group, Inc. (a)	5,395	346,899
ICF International, Inc. (a)	4,786	171,243
Kelly Services, Inc. Class A (non-vtg.)	9,780	151,786
Kforce, Inc.	7,675	168,927
Lightbridge Corp. (a)(d)	2,205	2,756
Marathon Patent Group, Inc. (a)(d)	6,000	30,120
Odyssey Marine Exploration, Inc. (a)(d)	6,577	2,909
Paylocity Holding Corp. (a)(d)	11,993	401,526
Pendrell Corp. (a)	61,309	61,309
RCM Technologies, Inc. (a)	3,957	22,674
Resources Connection, Inc.	9,658	151,534
RPX Corp. (a)(d)	15,999	254,544
Towers Watson & Co.	16,731	2,308,041
Verisk Analytics, Inc. (a)	37,519	2,723,129
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
VSE Corp.	1,522	$ 95,018
Willdan Group, Inc. (a)	2,439	35,024
		8,301,667
Road & Rail - 0.5%
AMERCO	4,693	1,543,997
ArcBest Corp.	6,060	207,191
Avis Budget Group, Inc. (a)	25,406	1,295,706
Covenant Transport Group, Inc. Class A (a)	3,497	108,092
Heartland Express, Inc. (d)	21,470	456,238
J.B. Hunt Transport Services, Inc.	27,673	2,325,085
Landstar System, Inc.	10,346	676,628
Marten Transport Ltd.	8,843	200,559
Old Dominion Freight Lines, Inc. (a)	20,315	1,381,623
P.A.M. Transportation Services, Inc. (a)	2,022	122,473
Patriot Transportation Holding, Inc. (a)(d)	659	16,996
Providence & Worcester Railroad Co.	595	10,668
Quality Distribution, Inc. (a)	6,505	102,909
Saia, Inc. (a)	6,468	264,800
Student Transportation, Inc. (d)	24,659	121,550
U.S.A. Truck, Inc. (a)	2,505	57,715
Universal Truckload Services, Inc.	8,229	166,555
Werner Enterprises, Inc. (d)	16,228	446,595
YRC Worldwide, Inc. (a)	8,246	108,435
		9,613,815
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	11,780	369,421
DXP Enterprises, Inc. (a)	4,048	166,008
Essex Rental Corp. (a)	2,219	2,618
Fastenal Co. (d)	71,236	2,957,006
General Finance Corp. (a)	6,826	37,475
H&E Equipment Services, Inc.	8,162	178,176
HD Supply Holdings, Inc. (a)	46,638	1,513,403
Houston Wire & Cable Co.	3,327	29,777
Lawson Products, Inc. (a)	2,169	50,191
Rush Enterprises, Inc.:
Class A (a)(d)	7,193	191,118
Class B (a)	2,440	61,220
Stock Building Supply Holdings, Inc. (a)	7,546	126,094
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Titan Machinery, Inc. (a)(d)	5,811	$ 92,337
Willis Lease Finance Corp. (a)	2,622	47,983
		5,822,827
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	2,087	78,429
TOTAL INDUSTRIALS		80,226,429
INFORMATION TECHNOLOGY - 46.0%
Communications Equipment - 4.2%
ADTRAN, Inc.	12,707	218,815
Alliance Fiber Optic Products, Inc. (d)	5,233	101,311
Applied Optoelectronics, Inc. (a)(d)	3,217	57,456
Arris Group, Inc. (a)	34,105	1,125,806
AudioCodes Ltd. (a)	14,232	62,194
Aviat Networks, Inc. (a)	16,549	18,866
Bel Fuse, Inc.:
Class A	300	6,453
Class B (non-vtg.)	3,728	83,507
Black Box Corp.	3,826	76,750
Brocade Communications Systems, Inc.	100,249	1,239,579
CalAmp Corp. (a)	8,422	166,250
Ceragon Networks Ltd. (a)(d)	14,367	18,821
Cisco Systems, Inc.	1,225,762	35,927,084
Clearfield, Inc. (a)(d)	3,434	52,162
ClearOne, Inc.	2,453	32,698
CommScope Holding Co., Inc. (a)	44,760	1,395,169
Communications Systems, Inc.	2,071	23,527
Comtech Telecommunications Corp.	4,060	121,962
Digi International, Inc. (a)	8,481	84,471
DragonWave, Inc. (a)	15,246	9,195
EchoStar Holding Corp. Class A (a)	10,249	513,475
EMCORE Corp. (a)	8,637	55,018
Energous Corp. (a)(d)	2,121	17,032
EXFO, Inc. (sub. vtg.) (a)	2,252	7,732
Extreme Networks, Inc. (a)	22,118	59,940
F5 Networks, Inc. (a)(d)	17,063	2,144,648
Finisar Corp. (a)(d)	24,908	545,485
Gilat Satellite Networks Ltd. (a)	13,064	74,334
Harmonic, Inc. (a)	20,278	138,093
Infinera Corp. (a)(d)	30,624	632,079
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
InterDigital, Inc. (d)	9,266	$ 543,266
Ituran Location & Control Ltd.	5,894	137,036
Ixia (a)	19,655	247,260
JDS Uniphase Corp. (a)(d)	54,196	694,793
KVH Industries, Inc. (a)	2,995	37,348
Meru Networks, Inc. (a)	4,364	7,070
Mitel Networks Corp. (a)(d)	24,648	229,226
MRV Communications, Inc. (a)	1,761	17,170
NETGEAR, Inc. (a)(d)	9,782	303,144
Novatel Wireless, Inc. (a)(d)	11,045	48,267
NumereX Corp. Class A (a)(d)	5,615	48,064
Oclaro, Inc. (a)(d)	28,120	73,112
Parkervision, Inc. (a)(d)	10,867	4,021
PC-Tel, Inc.	4,801	35,527
Polycom, Inc. (a)	35,479	477,902
Procera Networks, Inc. (a)	4,841	55,672
QUALCOMM, Inc.	396,330	27,616,274
Radware Ltd. (a)	10,605	250,384
Resonant, Inc.	2,072	8,557
ShoreTel, Inc. (a)	16,432	113,052
Sierra Wireless, Inc. (a)(d)	7,560	231,034
Silicom Ltd.	1,869	67,060
Sonus Networks, Inc. (a)	11,577	90,648
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	55,580	625,831
Tessco Technologies, Inc.	1,777	32,715
Ubiquiti Networks, Inc. (d)	21,346	678,803
UTStarcom Holdings Corp. (a)	8,881	18,561
ViaSat, Inc. (a)(d)	11,393	717,645
Westell Technologies, Inc. Class A (a)	3,694	3,805
Wi-Lan, Inc.	35,463	74,143
xG Technology, Inc. (a)	4,785	1,151
Zhone Technologies, Inc. (a)	5,132	12,214
		78,510,667
Electronic Equipment & Components - 1.0%
Acorn Energy, Inc. (a)	1,217	610
Agilysys, Inc. (a)	6,720	60,682
CDW Corp.	40,479	1,501,771
China BAK Battery, Inc. (a)	782	2,502
ClearSign Combustion Corp. (a)(d)	1,890	9,923
Cognex Corp.	20,671	1,043,265
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Coherent, Inc. (a)	6,125	$ 381,220
Control4 Corp. (a)(d)	5,633	51,260
CUI Global, Inc. (a)(d)	5,386	29,084
Daktronics, Inc.	12,976	139,881
Deswell Industries, Inc.	1,530	2,846
Digital Ally, Inc. (a)	179	2,665
DTS, Inc. (a)	3,805	120,733
Echelon Corp. (a)	3,399	3,107
Electro Rent Corp.	6,715	68,963
Electro Scientific Industries, Inc.	8,358	45,718
FARO Technologies, Inc. (a)	4,279	186,693
FEI Co.	10,214	833,462
Flextronics International Ltd. (a)(d)	137,762	1,673,808
FLIR Systems, Inc.	34,433	1,051,928
Frequency Electronics, Inc. (a)	801	10,333
GSI Group, Inc. (a)	11,770	175,726
Hollysys Automation Technologies Ltd. (d)	14,025	357,077
I. D. Systems Inc. (a)(d)	5,073	33,279
Identiv, Inc. (a)	2,829	16,719
II-VI, Inc. (a)	15,137	282,608
Insight Enterprises, Inc. (a)	9,786	287,023
IPG Photonics Corp. (a)	12,514	1,186,828
Itron, Inc. (a)(d)	8,731	313,356
KEY Tronic Corp. (a)	2,433	27,761
Kimball Electronics, Inc. (a)	7,901	123,098
Littelfuse, Inc.	5,362	518,505
LoJack Corp. (a)	1,208	4,361
LRAD Corp. (a)	9,621	22,706
Magal Security Systems Ltd. (a)	2,752	12,136
Maxwell Technologies, Inc. (a)(d)	6,789	34,624
Mercury Systems, Inc. (a)	7,582	103,494
Mesa Laboratories, Inc.	1,031	90,996
MicroVision, Inc. (a)(d)	15,058	48,637
MOCON, Inc.	740	12,143
MTS Systems Corp.	4,089	278,216
Multi-Fineline Electronix, Inc. (a)	6,788	170,107
Napco Security Technolgies, Inc. (a)	2,823	15,385
National Instruments Corp.	30,432	910,221
Neonode, Inc. (a)(d)	11,949	48,871
NetList, Inc. (a)(d)	9,502	5,036
Newport Corp. (a)	10,526	198,836
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Orbotech Ltd. (a)	10,103	$ 211,153
OSI Systems, Inc. (a)	4,262	307,887
PC Connection, Inc.	6,359	158,466
PC Mall, Inc. (a)	4,541	44,002
Perceptron, Inc.	1,645	18,539
Planar Systems, Inc. (a)(d)	5,212	22,568
Plexus Corp. (a)(d)	8,201	372,981
RadiSys Corp. (a)	6,248	18,119
Research Frontiers, Inc. (a)(d)	7,119	42,002
Richardson Electronics Ltd.	2,997	25,744
RMG Networks Holding Corp. (a)	2,029	1,988
Rofin-Sinar Technologies, Inc. (a)(d)	7,210	205,125
Sanmina Corp. (a)(d)	19,277	417,540
ScanSource, Inc. (a)	6,984	271,678
Speed Commerce, Inc. (a)(d)	10,191	2,599
Supercom Ltd. (a)(d)	3,076	33,252
Tech Data Corp. (a)(d)	8,981	566,881
Trimble Navigation Ltd. (a)(d)	62,039	1,454,194
TTM Technologies, Inc. (a)(d)	21,045	207,925
Uni-Pixel, Inc. (a)(d)	2,687	8,222
Universal Display Corp. (a)(d)	10,989	590,219
Viasystems Group, Inc. (a)	6,780	123,871
Wayside Technology Group, Inc.	667	12,506
Zebra Technologies Corp. Class A (a)	12,046	1,320,723
		18,936,387
Internet Software & Services - 10.5%
21Vianet Group, Inc. ADR (a)(d)	11,796	213,036
Actua Corp. (a)	9,705	123,351
Akamai Technologies, Inc. (a)	43,179	3,293,262
Angie's List, Inc. (a)(d)	12,551	78,695
Apigee Corp. (d)	6,600	92,730
Autobytel, Inc. (a)	1,891	31,693
Baidu.com, Inc. sponsored ADR (a)	66,616	13,149,998
Bazaarvoice, Inc. (a)(d)	17,500	100,100
Benefitfocus, Inc. (a)(d)	7,099	254,712
Blucora, Inc. (a)(d)	9,332	148,006
Borderfree, Inc. (a)	7,620	106,604
Brightcove, Inc. (a)	9,792	69,034
BroadVision, Inc. (a)	599	3,594
Carbonite, Inc. (a)	6,687	73,423
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
China Finance Online Co. Ltd. ADR (a)(d)	3,815	$ 21,440
ChinaCache International Holdings Ltd. sponsored ADR (a)(d)	4,546	60,189
Cimpress NV (a)(d)	7,723	635,757
comScore, Inc. (a)(d)	9,405	532,135
Constant Contact, Inc. (a)(d)	7,344	200,197
Cornerstone OnDemand, Inc. (a)	12,503	389,218
CoStar Group, Inc. (a)(d)	7,657	1,599,624
Criteo SA sponsored ADR (a)(d)	10,955	526,169
Cyren Ltd. (a)(d)	7,440	18,600
DealerTrack Holdings, Inc. (a)(d)	13,125	547,313
EarthLink Holdings Corp.	25,538	177,234
eBay, Inc. (a)	290,747	17,840,236
eGain Communications Corp. (a)(d)	3,510	15,971
Endurance International Group Holdings, Inc. (a)(d)	31,867	647,856
Equinix, Inc.	13,240	3,549,247
Facebook, Inc. Class A (a)	537,136	42,535,800
Five9, Inc. (a)(d)	13,232	67,351
GigaMedia Ltd. (a)	5,039	3,778
Global Sources Ltd. (a)(d)	7,406	39,030
Gogo, Inc. (a)(d)	20,951	448,351
Google, Inc.:
Class A (a)	68,876	37,559,460
Class C	82,157	43,716,561
HomeAway, Inc. (a)	23,040	646,733
Hortonworks, Inc. (d)	10,715	281,483
IAC/InterActiveCorp	18,407	1,381,813
Internap Network Services Corp. (a)	12,094	117,796
iPass, Inc. (a)(d)	4,991	5,290
j2 Global, Inc. (d)	11,406	757,472
Jiayuan.com International Ltd. sponsored ADR	1,386	12,862
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	2,625
Limelight Networks, Inc. (a)	26,651	116,465
Liquidity Services, Inc. (a)(d)	7,569	75,084
LiveDeal, Inc. (a)(d)	1,819	5,184
LivePerson, Inc. (a)	14,793	141,569
LogMeIn, Inc. (a)(d)	5,862	372,061
Marchex, Inc. Class B	10,178	49,465
Marketo, Inc. (a)(d)	10,976	327,414
MeetMe, Inc. (a)(d)	9,665	14,787
MercadoLibre, Inc. (d)	10,448	1,516,318
Momo, Inc. ADR (d)	9,526	172,040
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Net Element International, Inc. (a)(d)	9,087	$ 5,543
NetEase, Inc. sponsored ADR	17,779	2,514,128
NIC, Inc.	17,427	293,645
Perion Network Ltd. (a)(d)	17,783	59,929
Points International Ltd. (a)(d)	4,960	71,126
QuinStreet, Inc. (a)	11,402	67,614
RealNetworks, Inc. (a)	10,726	59,744
Reis, Inc.	3,313	71,958
Remark Media, Inc. (a)(d)	1,698	6,452
RetailMeNot, Inc. (a)(d)	13,100	264,096
Rightside Group Ltd. (a)(d)	4,742	38,837
Rocket Fuel, Inc. (a)(d)	8,960	74,278
SciQuest, Inc. (a)(d)	6,325	96,520
Selectica, Inc. (a)	245	1,698
Sify Technologies Ltd. sponsored ADR	1,965	2,672
SINA Corp. (a)(d)	15,803	643,656
Sohu.com, Inc. (a)	9,097	579,297
SPS Commerce, Inc. (a)(d)	3,913	254,423
Stamps.com, Inc. (a)	3,848	258,932
Support.com, Inc. (a)	10,212	14,705
Synacor, Inc. (a)	2,654	5,202
TechTarget, Inc. (a)	7,823	72,363
TheStreet.com, Inc.	8,907	17,369
Travelzoo, Inc. (a)	2,792	33,672
TrueCar, Inc. (d)	19,371	267,901
Tucows, Inc. (a)	4,510	122,943
United Online, Inc. (a)	2,920	50,487
Unwired Planet, Inc. (a)	19,751	13,277
VeriSign, Inc. (a)(d)	28,324	1,789,794
Viggle, Inc. (a)(d)	2,471	5,609
Web.com Group, Inc. (a)	12,814	290,493
WebMD Health Corp. (a)	8,743	401,304
Weibo Corp. sponsored ADR (a)(d)	11,776	186,650
Wix.com Ltd. (a)(d)	9,772	243,421
Xoom Corp. (a)(d)	9,132	171,773
Xunlei Ltd. sponsored ADR	788	7,722
Yahoo!, Inc. (a)	224,880	9,655,223
Yandex NV (a)(d)	60,962	1,099,145
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
YY, Inc. ADR (a)(d)	8,568	$ 555,549
Zillow Group, Inc. (a)(d)	13,788	1,260,085
		196,495,451
IT Services - 2.1%
6D Global Technologies, Inc. (a)	15,498	134,523
Acxiom Corp. (a)	19,686	326,197
Amdocs Ltd.	36,920	2,025,062
Automatic Data Processing, Inc.	113,922	9,741,470
Blackhawk Network Holdings, Inc. (a)	12,638	434,747
BluePhoenix Solutions Ltd. (a)	284	602
Cardtronics, Inc. (a)(d)	10,863	396,500
Cass Information Systems, Inc.	3,100	154,566
China Information Technology, Inc. (a)(d)	7,343	25,701
Cognizant Technology Solutions Corp. Class A (a)	146,607	9,488,405
Computer Task Group, Inc.	7,107	52,805
CSG Systems International, Inc.	8,639	269,450
Datalink Corp. (a)	6,118	56,530
Edgewater Technology, Inc. (a)	1,090	7,750
Euronet Worldwide, Inc. (a)	12,355	738,829
ExlService Holdings, Inc. (a)	7,882	282,964
Fiserv, Inc. (a)	57,509	4,609,346
Forrester Research, Inc.	5,615	190,966
Hackett Group, Inc.	6,888	81,485
iGATE Corp. (a)(d)	19,109	907,869
Information Services Group, Inc.	9,114	34,815
Innodata, Inc. (a)	1,720	4,730
InterCloud Systems, Inc. (a)(d)	1,008	2,903
Jack Henry & Associates, Inc.	18,939	1,232,550
JetPay Corp. (a)	3,116	8,849
Lionbridge Technologies, Inc. (a)	19,225	106,122
ManTech International Corp. Class A	4,909	139,808
Mattersight Corp. (a)(d)	6,325	37,697
ModusLink Global Solutions, Inc. (a)(d)	17,854	61,596
MoneyGram International, Inc. (a)(d)	12,038	117,009
NCI, Inc. Class A	868	9,201
Net 1 UEPS Technologies, Inc. (a)	11,826	171,477
Paychex, Inc. (d)	87,158	4,306,477
Perficient, Inc. (a)	8,944	169,220
PFSweb, Inc. (a)	4,209	62,251
Planet Payment, Inc. (a)	8,683	19,624
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
PRG-Schultz International, Inc. (a)	9,669	$ 41,093
QIWI PLC Class B sponsored ADR	8,677	262,219
Sabre Corp.	65,986	1,721,575
ServiceSource International, Inc. (a)(d)	18,774	82,230
Sykes Enterprises, Inc. (a)(d)	10,388	251,701
Syntel, Inc. (a)(d)	20,241	961,650
Sysorex Global Holdings Corp. (a)(d)	2,625	4,594
Teletech Holdings, Inc.	12,668	322,021
Virtusa Corp. (a)(d)	6,775	308,263
		40,365,442
Semiconductors & Semiconductor Equipment - 8.3%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	7,808
Advanced Energy Industries, Inc. (a)	9,655	275,361
Advanced Micro Devices, Inc. (a)(d)	186,270	424,696
Aixtron AG sponsored ADR (a)	770	5,883
Alpha & Omega Semiconductor Ltd. (a)	8,910	73,062
Altera Corp.	72,391	3,536,300
Ambarella, Inc. (a)	7,063	637,153
Amkor Technology, Inc. (a)(d)	56,434	381,494
Amtech Systems, Inc. (a)(d)	3,169	35,461
ANADIGICS, Inc. (a)(d)	17,226	14,950
Analog Devices, Inc.	74,829	5,085,379
Applied Materials, Inc.	294,063	5,919,488
Applied Micro Circuits Corp. (a)(d)	20,999	134,184
ARM Holdings PLC sponsored ADR (d)	30,866	1,644,232
Ascent Solar Technologies, Inc. (a)	198	142
ASM International NV (depositary receipt)	801	39,337
ASML Holding NV	19,693	2,211,524
Atmel Corp.	97,482	864,665
Audience, Inc. (a)	4,097	19,625
Avago Technologies Ltd.	61,586	9,119,039
Axcelis Technologies, Inc. (a)	28,638	91,642
AXT, Inc. (a)	11,530	29,171
Broadcom Corp. Class A	132,173	7,514,035
Brooks Automation, Inc.	17,624	198,094
Cabot Microelectronics Corp. (a)	5,996	276,895
Camtek Ltd. (a)	7,713	22,445
Canadian Solar, Inc. (a)(d)	13,196	430,981
Cascade Microtech, Inc. (a)	4,124	66,025
Cavium, Inc. (a)(d)	12,690	892,995
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ceva, Inc. (a)	4,501	$ 92,451
China Sunergy Co. Ltd. ADR (a)	811	1,403
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	11,021	255,908
Cirrus Logic, Inc. (a)(d)	15,165	572,479
Cohu, Inc.	9,402	126,081
Cree, Inc. (a)(d)	26,928	815,380
CVD Equipment Corp. (a)	958	10,308
Cypress Semiconductor Corp.	77,529	1,064,473
Diodes, Inc. (a)(d)	13,224	350,172
DSP Group, Inc. (a)	5,404	60,417
Entegris, Inc. (a)(d)	34,934	486,631
EZchip Semiconductor Ltd. (a)	8,027	134,452
Fairchild Semiconductor International, Inc. (a)	27,450	546,804
First Solar, Inc. (a)(d)	24,016	1,193,835
FormFactor, Inc. (a)	13,707	127,612
GSI Technology, Inc. (a)(d)	5,288	26,704
Hanwha Solarone Co. Ltd. ADR (a)(d)	12,262	26,609
Himax Technologies, Inc. sponsored ADR (d)	23,376	146,334
Ikanos Communications, Inc. (a)	765	1,415
Integrated Device Technology, Inc. (a)	35,089	830,030
Integrated Silicon Solution, Inc.	6,928	142,163
Intel Corp. (d)	1,137,682	39,204,522
Intermolecular, Inc. (a)	16,622	31,249
Intersil Corp. Class A	29,721	401,234
IXYS Corp.	9,471	115,451
JA Solar Holdings Co. Ltd. ADR (a)(d)	8,707	73,748
KLA-Tencor Corp.	38,430	2,292,734
Kopin Corp. (a)	18,554	64,568
Kulicke & Soffa Industries, Inc. (a)	20,012	265,359
Lam Research Corp.	38,259	3,146,803
Lattice Semiconductor Corp. (a)(d)	29,021	181,671
Linear Technology Corp.	56,845	2,720,033
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	12,804	488,601
Marvell Technology Group Ltd.	119,699	1,674,589
Mattson Technology, Inc. (a)	20,091	78,355
Maxim Integrated Products, Inc.	67,359	2,362,280
Mellanox Technologies Ltd. (a)(d)	10,936	550,300
Micrel, Inc.	16,493	229,583
Microchip Technology, Inc.	47,570	2,337,114
Micron Technology, Inc. (a)(d)	258,576	7,222,028
Microsemi Corp. (a)(d)	22,444	816,737
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MKS Instruments, Inc.	12,890	$ 486,082
Monolithic Power Systems, Inc. (d)	9,405	513,513
MoSys, Inc. (a)(d)	17,551	38,963
Nanometrics, Inc. (a)(d)	5,662	87,987
Nova Measuring Instruments Ltd. (a)	8,165	99,940
NVE Corp.	1,425	102,358
NVIDIA Corp.	128,767	2,849,614
NXP Semiconductors NV (a)(d)	55,413	6,220,109
O2Micro International Ltd. sponsored ADR (a)	3,450	7,694
Omnivision Technologies, Inc. (a)	13,830	372,857
ON Semiconductor Corp. (a)	104,428	1,384,715
PDF Solutions, Inc. (a)	7,944	126,548
Pericom Semiconductor Corp.	6,479	84,810
Photronics, Inc. (a)	18,338	185,030
Pixelworks, Inc. (a)(d)	4,972	24,761
PMC-Sierra, Inc. (a)(d)	53,323	484,173
Power Integrations, Inc.	7,291	370,091
Qorvo, Inc. (a)(d)	35,750	2,936,863
QuickLogic Corp. (a)(d)	20,189	30,687
Rambus, Inc. (a)(d)	32,545	497,613
Rubicon Technology, Inc. (a)(d)	5,346	14,381
SemiLEDs Corp. (a)	2,000	1,536
Semtech Corp. (a)(d)	16,851	359,937
Sigma Designs, Inc. (a)	9,840	84,329
Silicon Laboratories, Inc. (a)(d)	9,556	529,785
Silicon Motion Technology Corp. sponsored ADR (d)	8,098	287,155
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	12,973	105,989
Skyworks Solutions, Inc. (d)	45,987	5,029,138
SolarEdge Technologies, Inc. (d)	9,403	352,048
SunEdison Semiconductor Ltd. (d)	10,404	251,569
SunPower Corp. (a)(d)	31,371	953,365
Synaptics, Inc. (a)(d)	8,589	855,808
Tessera Technologies, Inc.	12,465	480,526
Texas Instruments, Inc.	251,892	14,085,801
Tower Semiconductor Ltd. (a)	18,038	278,326
Ultra Clean Holdings, Inc. (a)	10,799	69,870
Ultratech, Inc. (a)(d)	7,128	142,132
Veeco Instruments, Inc. (a)(d)	9,911	300,105
Vimicro International Corp. sponsored ADR (a)(d)	5,829	86,794
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Xcerra Corp. (a)	14,598	$ 112,697
Xilinx, Inc.	62,752	2,975,700
		155,482,085
Software - 9.1%
ACI Worldwide, Inc. (a)(d)	27,353	651,275
Activision Blizzard, Inc.	173,950	4,393,977
Adobe Systems, Inc. (a)	120,490	9,529,554
Advent Software, Inc. (d)	14,124	618,066
Allot Communications Ltd. (a)(d)	6,941	53,446
American Software, Inc. Class A	11,169	98,176
ANSYS, Inc. (a)(d)	21,285	1,894,365
Aspen Technology, Inc. (a)(d)	20,817	890,968
Attunity Ltd. (a)	1,304	18,021
Autodesk, Inc. (a)	54,019	2,925,129
Aware, Inc.	5,225	22,154
Blackbaud, Inc.	10,884	557,914
Bottomline Technologies, Inc. (a)(d)	9,632	253,611
BroadSoft, Inc. (a)	7,363	268,823
CA Technologies, Inc.	105,051	3,198,803
Cadence Design Systems, Inc. (a)	70,320	1,391,633
Callidus Software, Inc. (a)	15,039	215,358
CDK Global, Inc.	38,149	2,032,960
Changyou.com Ltd. (A Shares) ADR (a)	3,192	99,527
Check Point Software Technologies Ltd. (a)(d)	44,206	3,745,132
China Mobile Games & Entertainment Group Ltd. ADR (d)	3,341	66,285
Citrix Systems, Inc. (a)	37,758	2,454,648
ClickSoftware Technologies Ltd. (a)	13,036	163,993
CommVault Systems, Inc. (a)	11,287	501,481
Comverse, Inc. (a)	4,907	118,111
CounterPath Corp. (a)	9,524	5,619
Covisint Corp. (a)	9,689	26,063
CyberArk Software Ltd. (a)(d)	7,347	456,910
Datawatch Corp. (a)(d)	1,145	8,095
Descartes Systems Group, Inc. (a)	19,226	292,502
Digimarc Corp. (d)	2,043	63,108
Digital Turbine, Inc. (a)(d)	14,965	62,554
Ebix, Inc. (d)	8,998	320,329
Electronic Arts, Inc. (a)(d)	74,484	4,674,243
EnerNOC, Inc. (a)(d)	6,605	63,540
Envivio, Inc. (a)	4,709	8,052
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
EPIQ Systems, Inc.	11,102	$ 186,181
ePlus, Inc. (a)	1,688	131,073
Evolving Systems, Inc.	3,865	34,360
FalconStor Software, Inc. (a)(d)	4,107	5,914
FireEye, Inc. (a)(d)	36,836	1,715,453
Fortinet, Inc. (a)	40,992	1,642,140
Glu Mobile, Inc. (a)(d)	26,714	173,107
Guidance Software, Inc. (a)(d)	11,654	79,480
Idreamsky Technology Ltd. ADR	1,917	20,033
Informatica Corp. (a)	25,597	1,238,895
Interactive Intelligence Group, Inc. (a)(d)	5,162	223,153
Intuit, Inc.	66,455	6,921,288
Jive Software, Inc. (a)	16,872	94,989
KongZhong Corp. sponsored ADR	10,863	68,111
Liquid Holdings Group, Inc. (a)	5,292	1,085
Magic Software Enterprises Ltd.	10,842	70,039
Majesco Entertainment Co. (a)	484	673
Manhattan Associates, Inc. (a)(d)	17,607	965,744
Materialise NV ADR (a)(d)	3,838	31,548
Mentor Graphics Corp.	26,954	703,769
Microsoft Corp.	1,971,320	92,376,055
MicroStrategy, Inc. Class A (a)	2,154	379,061
Mitek Systems, Inc. (a)(d)	10,386	34,274
MobileIron, Inc. (d)	17,753	106,873
Monotype Imaging Holdings, Inc.	9,448	245,081
NetScout Systems, Inc. (a)(d)	9,797	392,664
NetSol Technologies, Inc. (a)	2,141	11,412
NICE Systems Ltd. sponsored ADR (d)	9,203	577,028
Nuance Communications, Inc. (a)	77,886	1,313,937
NXT-ID, Inc. (a)(d)	7,863	21,505
Open Text Corp. (d)	28,790	1,226,284
Parametric Technology Corp. (a)	28,240	1,165,465
Park City Group, Inc. (a)	5,455	62,896
Pegasystems, Inc.	18,262	399,207
Perfect World Co. Ltd. sponsored ADR Class B (a)	13,429	265,626
Progress Software Corp. (a)	12,452	327,861
Proofpoint, Inc. (a)(d)	8,969	530,337
QAD, Inc. Class A	4,055	96,915
Qlik Technologies, Inc. (a)	21,039	760,981
Qualys, Inc. (a)(d)	8,186	333,334
RealPage, Inc. (a)(d)	20,421	372,887
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. (a)	21,319	$ 357,306
Sapiens International Corp. NV (d)	13,445	121,677
SeaChange International, Inc. (a)	9,998	67,586
Shanda Games Ltd. sponsored ADR (a)	15,892	110,529
Sky-mobi Ltd. ADR (a)	1,678	6,444
Smith Micro Software, Inc. (a)	2,943	3,326
Sonic Foundry, Inc. (a)	478	3,265
Sphere 3D Corp. (a)(d)	7,442	27,759
Splunk, Inc. (a)	28,755	1,944,413
SS&C Technologies Holdings, Inc.	19,811	1,167,462
Sungy Mobile Ltd. ADR (a)(d)	1,283	5,940
Symantec Corp.	165,175	4,067,434
Synchronoss Technologies, Inc. (a)(d)	10,224	450,265
Synopsys, Inc. (a)(d)	36,408	1,816,395
Take-Two Interactive Software, Inc. (a)(d)	19,314	528,624
Tangoe, Inc. (a)(d)	10,241	130,163
TeleCommunication Systems, Inc. Class A (a)	10,752	34,406
TeleNav, Inc. (a)	10,735	96,937
The9 Ltd. sponsored ADR (a)	1,168	1,810
TigerLogic Corp. (a)	4,013	1,527
TiVo, Inc. (a)(d)	24,484	257,817
Top Image Systems Ltd. (a)	2,532	8,659
Tubemogul, Inc. (a)(d)	7,722	130,733
Ultimate Software Group, Inc. (a)(d)	6,964	1,126,706
Upland Software, Inc. (d)	9,419	71,773
Varonis Systems, Inc. (a)(d)	6,187	124,854
Vasco Data Security International, Inc. (a)(d)	9,121	242,983
Verint Systems, Inc. (a)	14,406	931,636
Voltari Corp. (a)	320	2,099
Vringo, Inc. (a)(d)	14,917	8,777
Wave Systems Corp. Class A (a)	8,768	5,787
Yodlee, inc.	7,761	111,293
Zix Corp. (a)	18,885	86,682
Zynga, Inc. (a)	184,243	543,517
		172,047,727
Technology Hardware, Storage & Peripherals - 10.8%
Apple, Inc.	1,399,431	182,317,825
Astro-Med, Inc.	2,287	32,635
Avid Technology, Inc. (a)	10,122	180,273
BlackBerry Ltd. (a)(d)	126,375	1,240,784
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	$ 2,086
Concurrent Computer Corp.	867	5,349
Cray, Inc. (a)(d)	10,137	309,989
Dot Hill Systems Corp. (a)	15,765	110,986
Electronics for Imaging, Inc. (a)	11,444	494,724
Hutchinson Technology, Inc. (a)(d)	4,355	9,102
Immersion Corp. (a)	8,073	97,603
Intevac, Inc. (a)	3,335	18,142
Logitech International SA	40,159	643,749
NetApp, Inc.	74,086	2,474,472
On Track Innovations Ltd. (a)(d)	5,512	7,717
QLogic Corp. (a)	21,273	330,157
Qumu Corp. (a)	2,780	20,989
SanDisk Corp.	51,274	3,506,116
Seagate Technology LLC (d)	79,168	4,404,908
Silicon Graphics International Corp. (a)(d)	8,041	51,623
Smart Technologies, Inc. Class A (a)(d)	3,897	4,287
Stratasys Ltd. (a)(d)	11,996	426,578
Super Micro Computer, Inc. (a)(d)	11,019	368,696
Transact Technologies, Inc.	1,837	11,959
U.S.A. Technologies, Inc. (a)(d)	9,132	29,770
Western Digital Corp.	55,591	5,412,340
		202,512,859
TOTAL INFORMATION TECHNOLOGY		864,350,618
MATERIALS - 0.7%
Chemicals - 0.4%
A. Schulman, Inc. (d)	8,085	345,795
Balchem Corp. (d)	7,610	429,661
Burcon NutraScience Corp. (a)	2,165	5,327
Codexis, Inc. (a)	11,313	46,836
Fuwei Films Holdings Co. Ltd. (a)	926	843
Gulf Resources, Inc. (a)	9,279	20,507
Hawkins, Inc.	2,814	114,699
Innophos Holdings, Inc.	5,268	274,515
Innospec, Inc.	5,675	243,344
Marrone Bio Innovations, Inc. (a)(d)	5,015	10,532
Metabolix, Inc. (a)(d)	4,567	20,003
Methanex Corp.	22,224	1,233,436
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Northern Technologies International Corp. (a)	492	$ 8,364
Rentech, Inc. (a)(d)	54,673	64,514
Senomyx, Inc. (a)(d)	9,851	55,855
Sigma Aldrich Corp.	28,977	4,036,496
		6,910,727
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	135	539
U.S. Concrete, Inc. (a)(d)	3,586	135,515
United States Lime & Minerals, Inc.	1,549	91,995
		228,049
Containers & Packaging - 0.0%
AEP Industries, Inc. (a)	1,457	72,894
Silgan Holdings, Inc.	15,854	861,506
UFP Technologies, Inc. (a)	2,333	46,263
		980,663
Metals & Mining - 0.3%
Century Aluminum Co. (a)(d)	21,554	240,974
China Gerui Adv Mat Group Ltd. (a)	583	1,149
China Natural Resources, Inc. (a)	3,570	7,283
Globe Specialty Metals, Inc.	18,276	353,275
Handy & Harman Ltd. (a)	2,594	82,178
Haynes International, Inc.	3,976	187,468
Horsehead Holding Corp. (a)(d)	13,375	166,118
Kaiser Aluminum Corp. (d)	4,332	351,455
Olympic Steel, Inc.	2,602	45,639
Pan American Silver Corp.	36,402	343,635
Randgold Resources Ltd. sponsored ADR (d)	12,411	896,447
Royal Gold, Inc. (d)	15,899	1,029,778
Schnitzer Steel Industries, Inc. Class A	7,480	133,967
Silver Standard Resources, Inc. (a)(d)	18,585	115,599
Steel Dynamics, Inc.	59,209	1,291,348
Sutor Technology Group Ltd. (a)	5,943	3,067
Synalloy Corp.	3,081	44,613
Universal Stainless & Alloy Products, Inc. (a)	2,467	44,529
		5,338,522
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	16,673	$ 236,423
Pope Resources, Inc. LP	734	49,574
		285,997
TOTAL MATERIALS		13,743,958
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
8x8, Inc. (a)(d)	21,962	183,163
Alaska Communication Systems Group, Inc. (a)	3,895	9,426
Atlantic Tele-Network, Inc. (d)	3,792	254,254
B Communications Ltd. (d)	6,305	98,989
Cogent Communications Group, Inc.	11,328	355,926
Consolidated Communications Holdings, Inc.	12,930	267,910
FairPoint Communications, Inc. (a)(d)	7,094	143,157
Frontier Communications Corp.	238,573	1,228,651
General Communications, Inc. Class A (a)	9,988	160,507
Hawaiian Telcom Holdco, Inc. (a)(d)	4,794	121,336
inContact, Inc. (a)(d)	14,353	139,511
Inteliquent, Inc.	9,031	159,217
Internet Gold Golden Lines Ltd. (a)	2,697	11,327
Iridium Communications, Inc. (a)(d)	23,615	244,415
Lumos Networks Corp.	6,063	86,519
magicJack VocalTec Ltd. (a)(d)	3,477	28,685
ORBCOMM, Inc. (a)	21,408	146,431
pdvWireless	2,938	139,085
Towerstream Corp. (a)(d)	16,138	34,051
Windstream Holdings, Inc. (d)	23,234	189,009
		4,001,569
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series A sponsored ADR	2,365	49,854
Boingo Wireless, Inc. (a)	9,845	88,507
Leap Wireless International, Inc. rights (a)	9,737	24,537
NTELOS Holdings Corp.	4,893	42,324
Partner Communications Co. Ltd. ADR (a)	1,446	3,398
SBA Communications Corp. Class A (a)	30,742	3,437,263
Shenandoah Telecommunications Co.	6,800	213,724
Spok Holdings, Inc.	5,604	97,229
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VimpelCom Ltd. sponsored ADR (d)	420,228	$ 2,609,616
Vodafone Group PLC sponsored ADR (d)	103,621	4,044,328
		10,610,780
TOTAL TELECOMMUNICATION SERVICES		14,612,349
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	9,912	383,892
Otter Tail Corp.	9,519	257,203
		641,095
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,210	24,950
RGC Resources, Inc.	598	12,367
		37,317
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC	18,917	727,169
Pattern Energy Group, Inc. (d)	15,890	451,912
Terraform Power, Inc.	13,368	536,458
		1,715,539
Water Utilities - 0.0%
Artesian Resources Corp. Class A	575	12,259
Cadiz, Inc. (a)(d)	3,182	27,397
Connecticut Water Service, Inc.	3,590	126,548
Consolidated Water Co., Inc.	2,427	29,100
Middlesex Water Co.	5,668	123,732
Pure Cycle Corp. (a)(d)	3,377	17,695
York Water Co.	3,411	76,270
		413,001
TOTAL UTILITIES		2,806,952
TOTAL COMMON STOCKS (Cost $1,347,862,831)		1,855,999,776
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (e) (Cost $2,995,774)	$ 3,000,000	$ 2,997,417
Money Market Funds - 18.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	11,451,207	11,451,207
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	327,793,090	327,793,090
TOTAL MONEY MARKET FUNDS (Cost $339,244,297)		339,244,297
TOTAL INVESTMENT PORTFOLIO - 117.0% (Cost $1,690,102,902)		2,198,241,490
NET OTHER ASSETS (LIABILITIES) - (17.0)%		(319,678,362)
NET ASSETS - 100%		$ 1,878,563,128
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
248 CME E-mini NASDAQ 100 Index Contracts (United States)	June 2015	$ 22,374,560	$ 237,880

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $765,340.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,426
Fidelity Securities Lending Cash Central Fund	912,990
Total	$ 925,416
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 331,916,210	$ 331,916,210	$ -	$ -
Consumer Staples	91,968,732	91,968,732	-	-
Energy	14,908,273	14,908,273	-	-
Financials	119,850,193	119,850,090	103	-
Health Care	321,616,062	321,602,916	213	12,933
Industrials	80,226,429	80,226,429	-	-
Information Technology	864,350,618	864,350,618	-	-
Materials	13,743,958	13,743,958	-	-
Telecommunication Services	14,612,349	14,587,812	-	24,537
Utilities	2,806,952	2,806,952	-	-
U.S. Government and Government Agency Obligations	2,997,417	-	2,997,417	-
Money Market Funds	339,244,297	339,244,297	-	-
Total Investments in Securities:	$ 2,198,241,490	$ 2,195,206,287	$ 2,997,733	$ 37,470
Derivative Instruments:
Assets
Futures Contracts	$ 237,880	$ 237,880	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 237,880	$ -
Total Value of Derivatives	$ 237,880	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $318,848,383) - See accompanying schedule: Unaffiliated issuers (cost $1,350,858,605)	$ 1,858,997,193
Fidelity Central Funds (cost $339,244,297)	339,244,297
Total Investments (cost $1,690,102,902)		$ 2,198,241,490
Foreign currency held at value (cost $6,280)		6,275
Receivable for investments sold		4,847,252
Receivable for fund shares sold		3,294,956
Dividends receivable		1,777,232
Distributions receivable from Fidelity Central Funds		277,246
Prepaid expenses		325
Receivable from investment adviser for expense reductions		388,349
Other receivables		1,677
Total assets		2,208,834,802

Liabilities
Payable to custodian bank	$ 139,759
Payable for fund shares redeemed	1,006,143
Accrued management fee	367,168
Distribution and service plan fees payable	265,565
Payable for daily variation margin for derivative instruments	144,267
Other affiliated payables	246,269
Other payables and accrued expenses	309,413
Collateral on securities loaned, at value	327,793,090
Total liabilities		330,271,674

Net Assets		$ 1,878,563,128
Net Assets consist of:
Paid in capital		$ 1,353,248,029
Undistributed net investment income		8,210,275
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,728,291
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		508,376,533
Net Assets, for 28,050,252 shares outstanding		$ 1,878,563,128
Net Asset Value, offering price and redemption price per share ($1,878,563,128 ÷ 28,050,252 shares)		$ 66.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 9,917,342
Interest		2,575
Income from Fidelity Central Funds (including $912,990 from security lending)		925,416
Total income		10,845,333

Expenses
Management fee	$ 1,945,919
Transfer agent fees	1,144,605
Distribution and service plan fees	486,684
Licensing fees	486,685
Accounting and security lending fees	227,050
Custodian fees and expenses	27,328
Independent trustees' compensation	3,169
Registration fees	92,523
Audit	32,603
Legal	948
Miscellaneous	4,236
Total expenses before reductions	4,451,750
Expense reductions	(2,105,192)	2,346,558
Net investment income (loss)		8,498,775
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,828,452
Foreign currency transactions	29
Futures contracts	836,938
Total net realized gain (loss)		10,665,419
Change in net unrealized appreciation (depreciation) on: Investment securities	89,795,058
Assets and liabilities in foreign currencies	143
Futures contracts	(468,357)
Total change in net unrealized appreciation (depreciation)		89,326,844
Net gain (loss)		99,992,263
Net increase (decrease) in net assets resulting from operations		$ 108,491,038

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,498,775	$ 11,487,698
Net realized gain (loss)	10,665,419	5,337,910
Change in net unrealized appreciation (depreciation)	89,326,844	149,959,330
Net increase (decrease) in net assets resulting from operations	108,491,038	166,784,938
Distributions to shareholders from net investment income	(10,755,970)	(5,072,373)
Distributions to shareholders from net realized gain	(5,388,196)	(6,602,574)
Total distributions	(16,144,166)	(11,674,947)
Share transactions Proceeds from sales of shares	685,737,019	612,517,757
Reinvestment of distributions	15,574,587	11,227,000
Cost of shares redeemed	(173,043,976)	(210,286,372)
Net increase (decrease) in net assets resulting from share transactions	528,267,630	413,458,385
Redemption fees	245,678	218,973
Total increase (decrease) in net assets	620,860,180	568,787,349

Net Assets
Beginning of period	1,257,702,948	688,915,599
End of period (including undistributed net investment income of $8,210,275 and undistributed net investment income of $10,467,470, respectively)	$ 1,878,563,128	$ 1,257,702,948
Other Information Shares
Sold	10,785,964	10,551,644
Issued in reinvestment of distributions	254,019	212,454
Redeemed	(2,691,839)	(3,712,980)
Net increase (decrease)	8,348,144	7,051,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 63.84	$ 54.46	$ 40.41	$ 35.04	$ 33.35	$ 28.54
Income from Investment Operations
Net investment income (loss) D	.34	.75G	.57	.44	.28	.22
Net realized and unrealized gain (loss)	3.56	9.54	13.95	5.19	1.63	4.73
Total from investment operations	3.90	10.29	14.52	5.63	1.91	4.95
Distributions from net investment income	(.52)	(.40)	(.48)	(.27)	(.23)	(.15)
Distributions from net realized gain	(.26)	(.52)	-	-	-	-
Total distributions	(.78)	(.92)	(.48)	(.27)	(.23)	(.15)
Redemption fees added to paid in capitalD	.01	.01	.01	.01	.01	.01
Net asset value, end of period	$ 66.97	$ 63.84	$ 54.46	$ 40.41	$ 35.04	$ 33.35
Total ReturnB, C	6.25%	19.25%	36.39%	16.24%	5.74%	17.45%
Ratios to Average Net AssetsE,H
Expenses before reductions	.55%A	.55%	.56%	.58%	.58%	.58%
Expenses net of fee waivers, if any	.29%A	.29%	.33%	.35%	.35%	.35%
Expenses net of all reductions	.29%A	.29%	.33%	.35%	.35%	.35%
Net investment income (loss)	1.05%A	1.31%G	1.23%	1.13%	.80%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,878,563	$ 1,257,703	$ 688,916	$ 481,320	$ 311,128	$ 280,150
Portfolio turnover rateF	4%A	5%	14%	10%	12%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity® Nasdaq Composite Index® Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 563,709,243
Gross unrealized depreciation	(59,293,628)
Net unrealized appreciation (depreciation) on securities	$ 504,415,615

Tax cost	$ 1,693,825,875

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $836,938 and a change in net unrealized appreciation (depreciation) of $(468,357) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $558,494,772 and $29,481,642, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a distribution fee based on .06% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Effective July 1, 2015, the Board of Trustees approved the elimination of the distribution fee paid by the Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .14% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, the investment adviser pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. The investment adviser has entered into a sub-license agreement with the Fund whereby the Fund pays the investment adviser the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,093 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .29% of average net assets. This waiver will remain in place through January 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $2,105,142.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $50.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
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245 Summer St., Boston, MA 02210
www.fidelity.com

EIF-SANN-0715
1.795567.111
Contents Premium/Discount Analysis (Unaudited) Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 Financial Statements Notes to Financial Statements

Fidelity®

Nasdaq Composite Index® Tracking Stock

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Premium/Discount Analysis	(Click Here)	Information regarding the fund's NAV and market price.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Periods Ended May 31, 2015

From June 1, 2010 to May 31, 2015	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	446	35.45	555	44.12
25 - <50	85	6.76	76	6.04
50 - <75	33	2.62	20	1.59
75 - <100	16	1.28	6	0.48
100 or above	12	0.95	9	0.71
Total	592	47.06	666	52.94

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Actual	.21%	$ 1,000.00	$ 1,063.00	$ 1.08
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.8	9.8
Microsoft Corp.	5.0	5.4
Amazon.com, Inc.	2.6	2.2
Google, Inc. Class C	2.3	2.5
Facebook, Inc. Class A	2.3	2.4
Gilead Sciences, Inc.	2.2	2.1
Intel Corp.	2.1	2.6
Google, Inc. Class A	2.1	2.2
Cisco Systems, Inc.	1.9	2.0
Comcast Corp. Class A	1.6	1.7
	31.9
Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	46.4	48.4
Consumer Discretionary	17.8	17.5
Health Care	17.2	16.3
Financials	6.4	6.4
Consumer Staples	5.0	3.9
Industrials	4.3	4.5
Energy	0.8	0.9
Telecommunication Services	0.8	1.0
Materials	0.7	0.8
Utilities	0.2	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Tracking Stock seeks I00% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2015

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.3%
China Automotive Systems, Inc.	1,886	$ 14,541
China XD Plastics Co. Ltd. (a)	2,900	17,922
Dorman Products, Inc. (a)(d)	2,877	134,241
Federal-Mogul Corp. Class A (a)	11,517	143,156
Fox Factory Holding Corp. (a)	2,653	43,270
Fuel Systems Solutions, Inc. (a)	1,516	12,386
Gentex Corp.	21,404	367,721
Gentherm, Inc. (a)	2,654	136,044
Motorcar Parts of America, Inc. (a)	943	27,130
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,779	5,052
Remy International, Inc.	2,988	66,035
Shiloh Industries, Inc. (a)	1,537	15,063
SORL Auto Parts, Inc. (a)	1,364	4,733
Spartan Motors, Inc.	3,115	14,204
Strattec Security Corp.	277	19,116
Sypris Solutions, Inc.	1,891	2,837
The Goodyear Tire & Rubber Co.	20,043	638,269
		1,661,720
Automobiles - 0.4%
Kandi Technolgies, Inc. (a)(d)	3,145	29,783
Tesla Motors, Inc. (a)(d)	9,336	2,341,469
		2,371,252
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,808	97,108
LKQ Corp. (a)	22,940	655,396
Pool Corp.	3,173	210,306
VOXX International Corp. (a)	1,803	15,416
Weyco Group, Inc.	1,160	32,492
		1,010,718
Diversified Consumer Services - 0.2%
2U, Inc. (a)(d)	2,711	75,257
American Public Education, Inc. (a)	1,514	36,593
Apollo Education Group, Inc. Class A (non-vtg.) (a)	8,444	140,002
Ascent Capital Group, Inc. (a)(d)	962	38,797
Cambium Learning Group, Inc. (a)	2,738	11,554
Capella Education Co.	1,046	55,720
Career Education Corp. (a)	6,417	24,192
Collectors Universe, Inc.	974	20,824
Grand Canyon Education, Inc. (a)	3,393	144,915
Houghton Mifflin Harcourt Co. (a)	10,362	273,350
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Learning Tree International, Inc. (a)	1,891	$ 2,780
Liberty Tax, Inc. (d)	1,287	30,605
Lincoln Educational Services Corp.	2,040	5,059
National American University Holdings, Inc.	1,430	4,447
Steiner Leisure Ltd. (a)	1,218	59,755
Strayer Education, Inc. (a)	879	40,285
		964,135
Hotels, Restaurants & Leisure - 2.6%
Ambassadors Group, Inc. (a)	1,896	4,759
BJ's Restaurants, Inc. (a)(d)	1,839	84,189
Bloomin' Brands, Inc.	9,170	205,958
Bob Evans Farms, Inc.	1,866	85,705
Bojangles', Inc.	2,500	68,800
Bravo Brio Restaurant Group, Inc. (a)	962	12,891
Buffalo Wild Wings, Inc. (a)(d)	1,401	213,891
Caesars Acquisition Co. (a)	9,663	71,023
Caesars Entertainment Corp. (a)(d)	10,331	96,698
Carrols Restaurant Group, Inc. (a)	2,327	23,317
Century Casinos, Inc. (a)	2,031	12,409
China Lodging Group Ltd. ADR (a)	1,740	43,117
Churchill Downs, Inc.	1,345	167,695
Chuy's Holdings, Inc. (a)(d)	1,198	31,136
Cosi, Inc. (a)	2,073	4,954
Cracker Barrel Old Country Store, Inc.	1,717	242,234
Dave & Buster's Entertainment, Inc.	2,770	87,615
Del Frisco's Restaurant Group, Inc. (a)	1,549	28,811
Denny's Corp. (a)	5,368	55,988
Diversified Restaurant Holdings, Inc. (a)	3,493	14,496
Dunkin' Brands Group, Inc.	7,524	401,481
El Pollo Loco Holdings, Inc. (a)(d)	2,620	54,339
Eldorado Resorts, Inc. (a)	5,405	44,105
Empire Resorts, Inc. (a)(d)	5,589	26,212
Famous Dave's of America, Inc. (a)(d)	612	12,736
Fiesta Restaurant Group, Inc. (a)(d)	2,066	96,131
Habit Restaurants, Inc. Class A	777	27,296
Homeinns Hotel Group ADR (a)	2,554	68,703
Iao Kun Group Holding Co. Ltd.	4,350	7,743
Icahn Enterprises LP	9,079	821,740
Ignite Restaurant Group, Inc. (a)	1,750	6,475
International Speedway Corp. Class A	2,073	77,178
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Interval Leisure Group, Inc.	4,814	$ 125,260
Isle of Capri Casinos, Inc. (a)	2,529	35,937
Jack in the Box, Inc.	2,814	244,283
Jamba, Inc. (a)(d)	1,016	15,555
Kona Grill, Inc. (a)	788	16,012
Lakes Entertainment, Inc. (a)	1,230	10,812
Marriott International, Inc. Class A	20,609	1,607,296
Melco Crown Entertainment Ltd. sponsored ADR (d)	13,150	254,321
Monarch Casino & Resort, Inc. (a)	1,566	30,349
Morgans Hotel Group Co. (a)	2,756	18,906
Nathan's Famous, Inc. (a)	207	8,085
Noodles & Co. (a)(d)	2,268	32,931
Norwegian Cruise Line Holdings Ltd. (a)	16,990	926,974
Panera Bread Co. Class A (a)	1,877	341,614
Papa John's International, Inc.	2,970	204,069
Papa Murphy's Holdings, Inc.	850	14,603
Penn National Gaming, Inc. (a)	6,241	103,788
Popeyes Louisiana Kitchen, Inc. (a)	1,682	93,536
Potbelly Corp. (a)(d)	2,040	28,662
Premier Exhibitions, Inc. (a)	296	1,329
RCI Hospitality Holdings, Inc. (a)	1,050	12,789
Red Robin Gourmet Burgers, Inc. (a)	1,078	89,894
Ruth's Hospitality Group, Inc.	3,343	49,242
Scientific Games Corp. Class A (a)(d)	6,704	102,035
Sonic Corp.	3,864	116,461
Starbucks Corp.	111,856	5,812,038
Texas Roadhouse, Inc. Class A	5,115	179,127
The Cheesecake Factory, Inc.	3,464	178,638
Town Sports International Holdings, Inc.	2,234	7,506
Wendy's Co.	27,759	312,011
Wynn Resorts Ltd.	7,534	758,598
		14,932,486
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	1,280	36,301
Cavco Industries, Inc. (a)	680	49,320
Dixie Group, Inc. (a)(d)	987	9,574
Flexsteel Industries, Inc.	618	23,342
Garmin Ltd.	14,424	656,004
GoPro, Inc. Class A	6,700	371,582
Green Brick Partners, Inc. (a)	2,000	19,460
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Helen of Troy Ltd. (a)	2,095	$ 183,292
Hooker Furniture Corp.	236	5,964
iRobot Corp. (a)(d)	2,062	65,881
LGI Homes, Inc. (a)(d)	1,573	29,651
Lifetime Brands, Inc.	1,044	15,169
Nova LifeStyle, Inc. (a)	1,784	3,996
Skullcandy, Inc. (a)	1,628	12,210
SodaStream International Ltd. (a)(d)	1,568	33,242
Turtle Beach Corp. (a)	2,900	5,249
Universal Electronics, Inc. (a)	1,287	66,692
Zagg, Inc. (a)	2,761	25,705
		1,612,634
Internet & Catalog Retail - 5.1%
1-800-FLOWERS.com, Inc. Class A (a)	1,954	18,583
Amazon.com, Inc. (a)	34,560	14,834,189
Blue Nile, Inc. (a)(d)	790	21,812
CafePress, Inc. (a)	4,703	20,787
Cnova NV (a)	34,464	201,959
Ctrip.com International Ltd. sponsored ADR (a)	11,501	918,585
eLong, Inc. sponsored ADR (a)	1,336	28,390
Etsy, Inc. (d)	7,900	132,404
EVINE Live, Inc. (a)	3,104	10,274
Expedia, Inc.	8,566	918,789
FTD Companies, Inc. (a)(d)	2,141	58,942
Gaiam, Inc. Class A (a)	1,596	10,502
Geeknet, Inc. (a)	616	12,258
Groupon, Inc. Class A (a)(d)	50,467	321,979
HSN, Inc.	3,851	258,441
JD.com, Inc. sponsored ADR	47,318	1,593,670
Lands' End, Inc. (a)	2,437	71,672
Liberty Interactive Corp.:
(Venture Group) Series A (a)	9,791	406,327
Series A (a)	33,649	941,163
Liberty TripAdvisor Holdings, Inc. (a)	5,174	144,769
MakeMyTrip Ltd. (a)(d)	3,519	68,269
Netflix, Inc. (a)	4,508	2,813,262
NutriSystem, Inc.	2,639	60,064
Overstock.com, Inc. (a)	1,867	40,383
PetMed Express, Inc. (d)	1,597	26,654
Priceline Group, Inc. (a)(d)	3,867	4,532,279
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Qunar Cayman Islands Ltd. sponsored ADR (a)(d)	3,083	$ 135,929
Shutterfly, Inc. (a)	2,850	132,525
TripAdvisor, Inc. (a)	9,802	747,501
U.S. Auto Parts Network, Inc. (a)	2,350	5,288
zulily, Inc. Class A (a)(d)	4,384	57,978
		29,545,627
Leisure Products - 0.2%
Arctic Cat, Inc.	1,163	38,472
Black Diamond, Inc. (a)	1,566	14,501
Escalade, Inc.	1,601	29,266
Hasbro, Inc.	9,301	670,881
JAKKS Pacific, Inc. (a)	1,725	13,248
Johnson Outdoors, Inc. Class A	720	17,258
Malibu Boats, Inc. Class A (a)	986	20,676
Mattel, Inc.	25,100	647,831
Smith & Wesson Holding Corp. (a)	4,219	62,061
Summer Infant, Inc. (a)	1,808	4,502
		1,518,696
Media - 6.2%
AirMedia Group, Inc. ADR (a)(d)	4,034	25,576
AMC Networks, Inc. Class A (a)	4,644	364,972
Bona Film Group Ltd. sponsored ADR (a)	2,796	35,509
Carmike Cinemas, Inc. (a)	1,915	53,294
Central European Media Enterprises Ltd. Class A (a)(d)	11,638	27,000
Charter Communications, Inc. Class A (a)	8,375	1,499,293
Cinedigm Corp. (a)	6,853	6,000
Comcast Corp.:
Class A	163,275	9,545,057
Class A (special) (non-vtg.) (d)	25,512	1,479,696
Crown Media Holdings, Inc. Class A (a)	25,259	103,057
CTC Media, Inc.	11,629	37,213
Cumulus Media, Inc. Class A (a)	18,040	42,574
Daily Journal Corp. (a)	168	34,339
Dex Media, Inc. (a)(d)	1,021	858
DIRECTV (a)	37,399	3,404,805
Discovery Communications, Inc.:
Class A (a)(d)	15,203	515,990
Class B (a)	386	13,055
Class C (non-vtg.) (a)	16,781	527,679
DISH Network Corp. Class A (a)	16,560	1,172,282
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DreamWorks Animation SKG, Inc. Class A (a)(d)	5,695	$ 153,480
Emmis Communications Corp. Class A (a)(d)	5,049	6,210
Global Eagle Entertainment, Inc. (a)(d)	5,958	80,850
Hemisphere Media Group, Inc. (a)	1,227	15,055
Liberty Broadband Corp.:
Class A (a)	2,165	116,715
Class C (a)	5,587	298,793
Liberty Global PLC:
Class A (a)	17,902	1,029,902
Class B (a)	697	40,112
Class C (a)	46,746	2,512,598
Liberty Media Corp.:
Class A (a)	8,678	332,498
Class C (a)	17,356	658,834
Loral Space & Communications Ltd. (a)	1,579	105,461
Markit Ltd.	15,805	423,732
MDC Partners, Inc. Class A (sub. vtg.)	3,656	77,507
Morningstar, Inc.	3,529	272,792
National CineMedia, Inc.	4,060	64,676
News Corp.:
Class A (a)	22,594	342,299
Class B (a)	20,975	313,576
Nexstar Broadcasting Group, Inc. Class A	2,296	130,619
Radio One, Inc. Class D (non-vtg.) (a)(d)	4,309	15,168
ReachLocal, Inc. (a)	1,984	5,694
Reading International, Inc. Class A (a)	1,867	24,962
Rentrak Corp. (a)(d)	934	63,428
RRSat Global Communications Network Ltd.	1,746	12,222
Salem Communications Corp. Class A	1,346	6,326
Scholastic Corp.	2,554	113,525
SFX Entertainment, Inc. (a)(d)	5,832	28,402
Sinclair Broadcast Group, Inc. Class A	5,432	163,177
Sirius XM Holdings, Inc. (a)	417,601	1,611,940
Sizmek, Inc. (a)	2,119	14,812
Starz Series A (a)(d)	7,663	321,539
The Madison Square Garden Co. Class A (a)	4,649	397,164
Twenty-First Century Fox, Inc.:
Class A	96,658	3,247,709
Class B	62,009	2,073,581
Value Line, Inc.	870	11,954
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
Class A	3,868	$ 261,283
Class B (non-vtg.)	26,404	1,765,900
VisionChina Media, Inc. ADR (a)	296	3,999
WPP PLC ADR	798	94,619
		36,101,362
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	15,222	1,141,498
Fred's, Inc. Class A	3,000	52,560
Gordmans Stores, Inc. (a)	1,577	8,705
Sears Canada, Inc. (a)(d)	8,983	76,640
Sears Holdings Corp. (a)(d)	8,107	348,196
The Bon-Ton Stores, Inc. (d)	987	5,774
Tuesday Morning Corp. (a)(d)	3,167	40,601
		1,673,974
Specialty Retail - 1.7%
America's Car Mart, Inc. (a)	464	24,620
Ascena Retail Group, Inc. (a)	11,948	176,591
bebe stores, Inc.	6,767	17,594
Bed Bath & Beyond, Inc. (a)	13,856	988,210
Big 5 Sporting Goods Corp.	2,007	29,162
Books-A-Million, Inc. (a)	1,485	4,618
Citi Trends, Inc. (a)	1,189	28,595
Conn's, Inc. (a)(d)	2,859	105,754
Destination Maternity Corp.	910	10,001
Destination XL Group, Inc. (a)	4,359	21,141
Finish Line, Inc. Class A	3,626	94,892
Five Below, Inc. (a)(d)	4,069	135,294
Francesca's Holdings Corp. (a)	3,312	51,899
Hibbett Sports, Inc. (a)(d)	1,923	89,516
Kirkland's, Inc.	1,799	47,260
Mattress Firm Holding Corp. (a)	2,412	142,501
Michaels Companies, Inc. (d)	15,180	415,325
Monro Muffler Brake, Inc.	2,269	133,894
O'Reilly Automotive, Inc. (a)	7,589	1,666,013
Office Depot, Inc. (a)	39,456	365,757
Outerwall, Inc.	1,546	118,516
Pacific Sunwear of California, Inc. (a)(d)	5,394	8,361
Perfumania Holdings, Inc. (a)	435	2,345
Rent-A-Center, Inc.	4,325	130,831
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	15,594	$ 1,507,472
Sears Hometown & Outlet Stores, Inc. (a)	1,751	12,345
Select Comfort Corp. (a)	4,131	128,681
Shoe Carnival, Inc.	1,373	37,950
Sportsman's Warehouse Holdings, Inc. (a)(d)	4,965	48,111
Staples, Inc.	48,002	790,353
Stein Mart, Inc.	3,422	36,342
The Children's Place Retail Stores, Inc.	1,685	110,199
Tile Shop Holdings, Inc. (a)	3,919	48,870
Tractor Supply Co.	10,274	895,276
Trans World Entertainment Corp. (a)	4,819	18,650
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,851	740,360
Urban Outfitters, Inc. (a)	9,912	340,775
West Marine, Inc. (a)	1,770	16,850
Winmark Corp.	465	42,747
Zumiez, Inc. (a)(d)	2,268	67,722
		9,651,393
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	783	18,714
Columbia Sportswear Co.	5,290	296,505
Crocs, Inc. (a)	5,432	81,697
Fossil Group, Inc. (a)	3,888	276,087
G-III Apparel Group Ltd. (a)	3,580	203,559
Iconix Brand Group, Inc. (a)(d)	3,633	93,804
Joe's Jeans, Inc. (a)	4,913	737
Kingold Jewelry, Inc.	3,829	3,714
lululemon athletica, Inc. (a)(d)	9,876	590,486
Perry Ellis International, Inc. (a)	1,422	34,924
Sequential Brands Group, Inc. (a)(d)	2,909	40,639
Steven Madden Ltd. (a)	4,718	178,246
Superior Uniform Group, Inc.	500	9,450
Vera Bradley, Inc. (a)	3,084	41,757
		1,870,319
TOTAL CONSUMER DISCRETIONARY		102,914,316
CONSUMER STAPLES - 5.0%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	609	69,164
Craft Brew Alliance, Inc. (a)	1,370	14,741
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
MGP Ingredients, Inc.	1,374	$ 24,237
Monster Beverage Corp. (a)	12,464	1,586,418
National Beverage Corp. (a)	3,839	79,467
		1,774,027
Food & Staples Retailing - 2.5%
Andersons, Inc.	2,065	91,562
Casey's General Stores, Inc.	2,842	247,794
Chefs' Warehouse Holdings (a)(d)	1,522	28,538
Costco Wholesale Corp.	32,709	4,663,976
Fairway Group Holdings Corp. (a)(d)	1,924	8,696
Fresh Market, Inc. (a)(d)	3,632	115,316
Ingles Markets, Inc. Class A	1,177	57,532
PriceSmart, Inc. (d)	2,349	191,537
SpartanNash Co.	2,929	91,561
Sprouts Farmers Market LLC (a)(d)	11,204	336,008
United Natural Foods, Inc. (a)	3,661	245,543
Village Super Market, Inc. Class A	527	16,875
Walgreens Boots Alliance, Inc.	81,310	6,979,650
Whole Foods Market, Inc. (d)	26,981	1,112,696
		14,187,284
Food Products - 2.1%
Alico, Inc.	786	38,781
Boulder Brands, Inc. (a)(d)	4,931	45,464
Bridgford Foods Corp. (a)	1,690	13,317
Cal-Maine Foods, Inc.	3,428	194,333
Calavo Growers, Inc.	1,427	71,992
Diamond Foods, Inc. (a)	2,245	63,893
Farmer Brothers Co. (a)	1,450	35,598
Freshpet, Inc.	2,415	47,914
Inventure Foods, Inc. (a)	1,460	13,870
J&J Snack Foods Corp.	1,486	160,191
John B. Sanfilippo & Son, Inc.	698	35,326
Keurig Green Mountain, Inc.	12,080	1,041,779
Kraft Foods Group, Inc.	43,738	3,693,674
Lancaster Colony Corp. (d)	2,093	186,779
Landec Corp. (a)	2,065	29,509
Lifeway Foods, Inc. (a)	1,514	27,040
Limoneira Co.	943	20,407
Mondelez International, Inc.	123,162	5,122,308
Origin Agritech Ltd. (a)(d)	1,924	3,656
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Pilgrim's Pride Corp. (d)	19,071	$ 487,836
Pingtan Marine Enterprise Ltd. (d)	8,878	16,336
Sanderson Farms, Inc. (d)	1,632	133,057
Seneca Foods Corp. Class A (a)	929	26,198
SkyPeople Fruit Juice, Inc. (a)	1,744	2,354
Snyders-Lance, Inc.	5,321	158,938
SunOpta, Inc. (a)	5,105	51,765
The Hain Celestial Group, Inc. (a)	7,492	474,019
		12,196,334
Household Products - 0.0%
Central Garden & Pet Co. (a)	405	3,848
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,004	29,319
WD-40 Co.	1,029	86,817
		119,984
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(d)	2,357	33,163
Inter Parfums, Inc.	2,139	71,507
LifeVantage Corp. (a)	7,724	5,174
Mannatech, Inc. (a)	213	4,469
Natural Health Trends Corp.	1,257	42,487
Nature's Sunshine Products, Inc.	1,547	19,848
Neptune Technologies & Bioressources, Inc. (a)(d)	10,708	13,863
Nutraceutical International Corp. (a)	1,054	23,125
Reliv International, Inc. (a)	1,161	1,370
Synutra International, Inc. (a)(d)	5,684	37,855
The Female Health Co. (d)	1,725	4,106
		256,967
TOTAL CONSUMER STAPLES		28,534,596
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Dawson Geophysical Co. (a)	2,170	11,740
ENGlobal Corp. (a)	2,030	3,045
Exterran Partners LP	4,700	121,683
Forbes Energy Services Ltd. (a)	2,993	4,160
Geospace Technologies Corp. (a)(d)	936	19,263
Glori Energy, Inc. (a)(d)	1,718	3,488
Gulf Island Fabrication, Inc.	1,253	14,109
Hercules Offshore, Inc. (a)(d)	11,495	7,380
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Matrix Service Co. (a)	2,007	$ 33,858
Mitcham Industries, Inc. (a)(d)	644	2,673
Ocean Rig UDW, Inc. (United States) (d)	9,810	76,028
Patterson-UTI Energy, Inc.	11,778	237,916
PHI, Inc. (non-vtg.) (a)	888	28,896
Profire Energy, Inc. (a)	5,675	7,832
RigNet, Inc. (a)(d)	1,228	43,582
Synthesis Energy Systems, Inc. (a)	3,021	4,018
Tesco Corp.	3,318	39,882
		659,553
Oil, Gas & Consumable Fuels - 0.7%
Abraxas Petroleum Corp. (a)	7,668	22,467
Aemetis, Inc. (a)	2,940	12,877
Alliance Holdings GP, LP	4,588	221,142
Alliance Resource Partners LP	5,576	167,224
Amyris, Inc. (a)	9,908	19,717
Approach Resources, Inc. (a)(d)	3,162	22,166
Blueknight Energy Partners LP	3,143	24,264
BreitBurn Energy Partners LP	7,370	39,208
Calumet Specialty Products Partners LP	5,109	136,053
Capital Product Partners LP	7,252	66,066
Carrizo Oil & Gas, Inc. (a)	3,852	193,216
Ceres, Inc. (a)(d)	204	477
Clean Energy Fuels Corp. (a)(d)	6,411	48,018
Diamondback Energy, Inc.	4,543	353,491
Dorchester Minerals LP	2,498	56,630
Eagle Rock Energy Partners LP	13,091	35,477
Energy XXI (Bermuda) Ltd. (d)	6,977	24,140
Escalera Resources Co. (a)	783	219
EV Energy Partners LP	3,427	48,424
FX Energy, Inc. (a)(d)	3,364	3,129
Gevo, Inc. (a)	120	368
Golar LNG Ltd.	7,004	332,760
Golar LNG Partners LP	3,633	102,487
Green Plains, Inc.	3,161	103,870
Gulf Coast Ultra Deep Royalty Trust (a)	22,002	17,382
Gulfport Energy Corp. (a)	6,503	280,669
Hallador Energy Co.	2,065	17,553
Isramco, Inc. (a)	184	22,533
Legacy Reserves LP	4,823	48,423
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
LINN Energy LLC/LINN Energy Finance Corp.	17,822	$ 188,557
LinnCo LLC (d)	9,901	103,663
Martin Midstream Partners LP	2,931	103,288
Memorial Production Partners LP	5,694	85,068
Memorial Resource Development Corp.	14,632	276,691
Mid-Con Energy Partners LP	1,724	9,913
Pacific Ethanol, Inc. (a)(d)	1,376	15,838
PDC Energy, Inc. (a)	2,958	176,415
PrimeEnergy Corp. (a)	319	19,140
Renewable Energy Group, Inc. (a)(d)	3,024	32,145
Rex Energy Corp. (a)(d)	4,611	23,147
Rosetta Resources, Inc. (a)	5,509	128,690
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	1,450	2,712
Solazyme, Inc. (a)(d)	6,788	21,382
StealthGas, Inc. (a)	2,152	14,720
TransGlobe Energy Corp.	5,024	20,199
U.S. Energy Corp. (a)	2,072	1,999
Uranium Resources, Inc. (a)(d)	1,687	2,058
Vanguard Natural Resources LLC	5,824	92,485
Vertex Energy, Inc. (a)(d)	2,736	7,524
Viper Energy Partners LP	6,100	113,155
Warren Resources, Inc. (a)(d)	4,965	3,476
Westmoreland Coal Co. (a)	1,228	31,670
ZaZa Energy Corp. (a)	717	997
		3,895,382
TOTAL ENERGY		4,554,935
FINANCIALS - 6.4%
Banks - 2.8%
1st Source Corp.	2,128	67,202
Access National Corp.	448	9,645
American National Bankshares, Inc.	486	11,018
American River Bankshares (a)	958	9,024
Ameris Bancorp	2,132	53,705
Ames National Corp. (d)	649	15,453
Arrow Financial Corp.	887	23,293
BancFirst Corp.	1,160	67,616
Bancorp, Inc., Delaware (a)	2,533	24,494
Bank of Kentucky Financial Corp.	409	20,168
Bank of Marin Bancorp	388	18,193
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bank of the Ozarks, Inc. (d)	6,400	$ 281,408
Banner Bank	1,499	67,485
BBCN Bancorp, Inc.	6,386	91,958
BCB Bancorp, Inc.	1,282	15,679
Blue Hills Bancorp, Inc. (a)	2,337	32,040
BNC Bancorp	2,305	42,781
BOK Financial Corp.	5,142	332,585
Boston Private Financial Holdings, Inc.	6,564	82,313
Bridge Bancorp, Inc. (d)	962	23,771
Bridge Capital Holdings (a)	1,151	32,078
Bryn Mawr Bank Corp.	1,102	31,826
BSB Bancorp, Inc. (a)	334	7,538
Camden National Corp.	826	31,685
Capital Bank Financial Corp. Series A (a)	2,050	58,466
Capital City Bank Group, Inc.	1,688	24,358
Cardinal Financial Corp.	2,442	50,403
Cascade Bancorp (a)	6,071	30,112
Cathay General Bancorp	5,984	180,836
Centerstate Banks of Florida, Inc.	3,085	38,223
Central Valley Community Bancorp	1,691	18,770
Century Bancorp, Inc. Class A (non-vtg.)	304	11,664
Chemical Financial Corp.	2,758	83,540
Citizens & Northern Corp.	872	16,908
City Holding Co. (d)	1,317	59,476
CNB Financial Corp., Pennsylvania	1,311	21,789
CoBiz, Inc.	2,302	27,210
Colony Bankcorp, Inc. (a)	812	6,821
Columbia Banking Systems, Inc.	5,288	159,750
Commerce Bancshares, Inc.	7,158	319,318
Community Trust Bancorp, Inc.	1,556	50,990
CommunityOne Bancorp (a)	1,432	14,406
ConnectOne Bancorp, Inc.	2,068	40,223
CU Bancorp (a)	846	17,927
CVB Financial Corp.	9,225	151,290
Eagle Bancorp, Inc. (a)	2,572	102,340
East West Bancorp, Inc.	10,624	455,770
Eastern Virginia Bankshares, Inc.	612	3,635
Enterprise Bancorp, Inc.	646	13,314
Enterprise Financial Services Corp.	1,624	34,299
Farmers Capital Bank Corp. (a)	1,016	27,930
Farmers National Banc Corp.	2,155	17,369
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Fidelity Southern Corp.	1,599	$ 24,721
Fifth Third Bancorp	62,553	1,266,073
Financial Institutions, Inc.	1,605	37,027
First Bancorp, North Carolina	2,067	32,597
First Busey Corp.	6,161	38,691
First Business Finance Services, Inc.	391	17,509
First Citizen Bancshares, Inc.	823	198,425
First Community Bancshares, Inc.	1,976	32,999
First Connecticut Bancorp, Inc.	1,251	18,240
First Financial Bancorp, Ohio	5,174	89,872
First Financial Bankshares, Inc.	4,946	149,023
First Financial Corp., Indiana	1,044	35,559
First Interstate Bancsystem, Inc.	1,282	34,922
First Merchants Corp.	3,496	81,422
First Midwest Bancorp, Inc., Delaware	5,516	97,964
First NBC Bank Holding Co. (a)	1,218	41,400
First Niagara Financial Group, Inc.	25,607	228,158
First of Long Island Corp.	1,055	26,628
First Security Group, Inc. (a)	8,422	20,465
First South Bancorp, Inc., Virginia	870	6,943
FirstMerit Corp.	12,396	243,457
Flushing Financial Corp.	2,494	48,334
Fulton Financial Corp.	13,521	171,176
German American Bancorp, Inc.	1,190	34,534
Glacier Bancorp, Inc.	5,488	154,432
Great Southern Bancorp, Inc.	1,309	51,653
Green Bancorp, Inc.	4,935	70,028
Grupo Financiero Galicia SA sponsored ADR	2,994	59,970
Guaranty Bancorp	1,379	22,726
Hampton Roads Bankshares, Inc. (a)(d)	19,897	40,391
Hancock Holding Co.	6,116	178,159
Hanmi Financial Corp.	2,563	56,706
Heartland Financial U.S.A., Inc.	1,392	47,439
Heritage Commerce Corp.	2,629	23,714
Heritage Financial Corp., Washington	2,597	44,435
Heritage Oaks Bancorp	2,968	23,032
Home Bancshares, Inc.	4,939	168,469
HomeTrust Bancshares, Inc. (a)	1,517	23,483
Horizon Bancorp Industries	964	23,136
Huntington Bancshares, Inc.	60,039	668,234
IBERIABANK Corp.	2,839	182,463
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Independent Bank Corp.	1,665	$ 22,527
Independent Bank Corp., Massachusetts (d)	1,634	73,710
Independent Bank Group, Inc.	1,468	59,513
International Bancshares Corp.	4,901	127,916
Investors Bancorp, Inc.	27,991	336,172
Lakeland Bancorp, Inc.	2,679	30,621
Lakeland Financial Corp.	1,595	63,146
LCNB Corp.	342	5,568
LegacyTexas Financial Group, Inc.	4,350	112,839
Macatawa Bank Corp.	2,327	11,798
MainSource Financial Group, Inc.	1,663	33,293
MB Financial, Inc.	6,115	197,025
MBT Financial Corp. (a)	2,129	12,497
Mercantile Bank Corp.	1,816	36,338
Merchants Bancshares, Inc.	1,483	44,253
Metro Bancorp, Inc.	754	19,498
Middleburg Financial Corp.	175	3,246
MidWestOne Financial Group, Inc.	1,052	30,676
MutualFirst Financial, Inc.	668	14,696
National Bankshares, Inc.	646	17,972
National Penn Bancshares, Inc.	11,408	122,066
NBT Bancorp, Inc.	3,256	80,163
NewBridge Bancorp	2,640	20,724
Northrim Bancorp, Inc.	736	17,995
Old Line Bancshares, Inc.	1,383	21,589
Old National Bancorp, Indiana	8,424	114,651
Old Second Bancorp, Inc. (a)	5,176	32,039
Opus Bank	1,976	62,422
Orrstown Financial Services, Inc.	1,574	27,152
Pacific Continental Corp.	870	11,197
Pacific Mercantile Bancorp (a)	3,142	22,748
Pacific Premier Bancorp, Inc. (a)	2,149	33,847
PacWest Bancorp	7,685	344,980
Palmetto Bancshares, Inc.	1,540	28,398
Park Sterling Corp.	3,864	25,657
Peapack-Gladstone Financial Corp.	1,231	24,940
Penns Woods Bancorp, Inc.	371	15,734
Peoples Bancorp, Inc.	784	18,103
Peoples Financial Services Corp.	1,108	41,605
Peoples United Financial, Inc.	22,577	351,298
Pinnacle Financial Partners, Inc.	2,913	144,223
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Popular, Inc. (a)	7,685	$ 249,686
Preferred Bank, Los Angeles	967	26,670
Premier Financial Bancorp, Inc.	1,171	17,776
PrivateBancorp, Inc.	6,102	232,669
Renasant Corp.	2,154	63,414
Republic Bancorp, Inc., Kentucky Class A	1,664	40,868
Republic First Bancorp, Inc. (a)(d)	10,498	36,953
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,907	5,436
S&T Bancorp, Inc.	2,151	58,271
Sandy Spring Bancorp, Inc.	1,950	50,973
Seacoast Banking Corp., Florida (a)	3,045	45,553
ServisFirst Bancshares, Inc.	2,245	78,687
Shore Bancshares, Inc. (a)	580	5,342
Sierra Bancorp	928	15,646
Signature Bank (a)	3,753	524,106
Simmons First National Corp. Class A	2,090	89,954
South State Corp.	1,835	131,808
Southern National Bancorp of Virginia, Inc.	1,655	19,463
Southside Bancshares, Inc.	2,228	59,822
Southwest Bancorp, Inc., Oklahoma	1,867	33,046
Square 1 Financial, Inc. Class A (a)	2,038	53,233
State Bank Financial Corp.	2,311	47,329
Stock Yards Bancorp, Inc.	1,807	63,100
Stonegate Bank	1,283	38,541
Suffolk Bancorp	1,080	26,050
Summit Financial Group, Inc.	783	8,879
Summit Financial Group, Inc. rights (a)	783	138
Sun Bancorp, Inc. (a)	1,110	21,434
Susquehanna Bancshares, Inc.	13,228	183,737
SVB Financial Group (a)	3,741	504,698
Talmer Bancorp, Inc. Class A	5,003	79,498
Texas Capital Bancshares, Inc. (a)	3,354	182,458
The First Bancorp, Inc.	1,195	20,387
TowneBank	4,266	67,232
Trico Bancshares	2,016	47,547
TriState Capital Holdings, Inc. (a)	2,944	34,298
Triumph Bancorp, Inc.	1,631	20,273
Trustmark Corp.	5,105	121,754
UMB Financial Corp.	3,455	178,934
Umpqua Holdings Corp. (d)	16,129	283,709
Union Bankshares Corp.	3,549	76,694
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
United Bankshares, Inc., West Virginia	5,468	$ 207,018
United Community Bank, Inc.	4,362	83,532
United Security Bancshares, Inc.	899	7,372
United Security Bancshares, California	2,168	10,927
Univest Corp. of Pennsylvania	1,369	26,285
Washington Trust Bancorp, Inc.	1,538	57,798
WesBanco, Inc.	3,053	96,597
West Bancorp., Inc.	1,305	23,849
Westamerica Bancorp. (d)	2,043	93,488
Wilshire Bancorp, Inc.	5,916	65,313
Wintrust Financial Corp.	3,549	177,805
Zions Bancorporation	15,104	436,204
		16,191,793
Capital Markets - 1.0%
BGC Partners, Inc. Class A	14,466	136,704
Calamos Asset Management, Inc. Class A	1,809	22,160
Capital Southwest Corp.	1,137	56,748
Capitala Finance Corp.	1,315	22,868
Carlyle Group LP	5,075	156,462
CIFI Corp.	1,921	14,849
CM Finance, Inc.	884	12,243
Cowen Group, Inc. Class A (a)	8,700	51,330
Diamond Hill Investment Group, Inc.	325	62,173
E*TRADE Financial Corp. (a)	22,693	668,536
FBR & Co. (a)	1,220	25,827
Financial Engines, Inc. (d)	3,780	162,162
Harris & Harris Group, Inc. (a)	2,407	6,306
Horizon Technology Finance Corp.	696	9,821
Interactive Brokers Group, Inc.	4,789	170,967
INTL FCStone, Inc. (a)	1,464	51,342
LPL Financial (d)	7,526	320,909
Northern Trust Corp.	17,597	1,311,856
SEI Investments Co.	12,706	607,855
T. Rowe Price Group, Inc.	19,421	1,567,080
Virtu Financial, Inc. Class A	2,300	50,359
Virtus Investment Partners, Inc.	681	84,723
WisdomTree Investments, Inc.	10,121	216,185
		5,789,465
Consumer Finance - 0.3%
Asta Funding, Inc. (a)	992	8,214
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Atlanticus Holdings Corp. (a)	2,061	$ 5,420
Consumer Portfolio Services, Inc. (a)	1,943	11,444
Credit Acceptance Corp. (a)(d)	1,541	355,077
Encore Capital Group, Inc. (a)(d)	1,775	70,485
EZCORP, Inc. (non-vtg.) Class A (a)(d)	3,572	28,362
First Cash Financial Services, Inc. (a)	2,124	98,957
Navient Corp.	29,945	577,040
Nicholas Financial, Inc. (a)	1,029	13,480
PRA Group, Inc. (a)(d)	3,779	214,496
QC Holdings, Inc.	1,596	3,479
SLM Corp. (a)	31,941	327,715
World Acceptance Corp. (a)(d)	623	50,818
		1,764,987
Diversified Financial Services - 0.6%
California First National Bancorp (a)	899	12,190
CBOE Holdings, Inc.	6,252	365,867
CME Group, Inc.	25,359	2,388,818
MarketAxess Holdings, Inc.	2,790	246,776
Marlin Business Services Corp.	1,379	24,643
NewStar Financial, Inc. (a)	3,950	41,752
PICO Holdings, Inc. (a)	1,751	27,683
Resource America, Inc. Class A	1,305	10,414
The NASDAQ OMX Group, Inc.	12,624	653,292
		3,771,435
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	3,317	77,551
American National Insurance Co.	1,958	202,085
Amerisafe, Inc.	1,340	57,272
AmTrust Financial Services, Inc.	6,214	373,959
Arch Capital Group Ltd. (a)	9,645	616,219
Argo Group International Holdings, Ltd.	1,984	104,458
Atlas Financial Holdings, Inc. (a)	1,723	32,410
Baldwin & Lyons, Inc. Class B	1,084	24,379
Cincinnati Financial Corp.	12,560	635,285
CNinsure, Inc. ADR (a)	2,709	21,916
Donegal Group, Inc. Class A	1,430	21,164
eHealth, Inc. (a)	1,578	20,577
EMC Insurance Group	1,221	43,321
Enstar Group Ltd. (a)	1,174	178,002
Erie Indemnity Co. Class A	3,430	278,962
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Federated National Holding Co.	1,018	$ 26,142
Global Indemnity PLC (a)	1,044	28,668
Greenlight Capital Re, Ltd. (a)	2,168	66,428
Hallmark Financial Services, Inc. (a)	1,539	17,083
Infinity Property & Casualty Corp.	929	67,213
Investors Title Co.	163	11,655
James River Group Holdings Ltd.	2,384	56,048
Kansas City Life Insurance Co.	986	43,867
Maiden Holdings Ltd.	6,235	87,165
National General Holdings Corp.	6,809	132,231
National Interstate Corp.	1,864	47,662
National Western Life Insurance Co. Class A	232	56,835
Navigators Group, Inc. (a)	1,300	100,906
Safety Insurance Group, Inc.	1,197	66,793
Selective Insurance Group, Inc.	4,153	112,588
State Auto Financial Corp.	3,051	64,834
State National Companies, Inc.	3,611	38,638
United Fire Group, Inc.	2,122	64,742
United Insurance Holdings Corp.	1,445	20,837
		3,797,895
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	26,320	549,035
American Capital Mortgage Investment Corp.	4,252	74,282
American Realty Capital Properties, Inc.	68,748	609,795
CareTrust (REIT), Inc.	2,092	27,280
CIM Commercial Trust Corp.	7,375	136,806
Communications Sales & Leasing, Inc. (a)	11,871	309,240
CyrusOne, Inc.	3,586	115,720
Gaming & Leisure Properties	8,410	307,806
Gladstone Commercial Corp.	1,020	17,677
Lamar Advertising Co. Class A	6,422	389,302
New York Mortgage Trust, Inc. (d)	8,380	66,370
Potlatch Corp.	2,989	108,441
Retail Opportunity Investments Corp.	6,849	111,844
Sabra Health Care REIT, Inc.	5,271	139,682
Trade Street Residential, Inc.	2,900	21,112
United Development Funding IV (d)	1,988	35,287
		3,019,679
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(d)	1,721	47,362
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
AV Homes, Inc. (a)	1,181	$ 18,093
China HGS Real Estate, Inc. (a)(d)	4,060	11,815
China Housing & Land Development, Inc. (a)(d)	669	1,472
Cresud S.A.C.I.F. y A. sponsored ADR	3,760	49,820
Elbit Imaging Ltd. (a)	127	245
FirstService Corp. (sub. vtg.)	2,441	159,364
FRP Holdings, Inc. (a)	842	25,605
Griffin Industrial Realty, Inc.	221	7,165
Stratus Properties, Inc. (a)	504	7,540
		328,481
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	6,500	36,660
Anchor BanCorp Wisconsin, Inc.	1,030	38,120
ASB Bancorp, Inc. (a)	642	13,482
Bank Mutual Corp.	3,920	27,832
BankFinancial Corp.	2,297	27,196
Bear State Financial, Inc.	2,199	20,781
Beneficial Bancorp, Inc. (a)	7,315	89,609
BofI Holding, Inc. (a)(d)	1,160	109,226
Brookline Bancorp, Inc., Delaware	5,491	60,072
Capitol Federal Financial, Inc.	11,150	134,915
Charter Financial Corp.	2,039	24,692
Clifton Bancorp, Inc.	2,583	35,930
Dime Community Bancshares, Inc.	2,333	38,238
ESSA Bancorp, Inc.	1,197	15,286
First Defiance Financial Corp.	639	22,557
First Financial Northwest, Inc.	1,547	17,945
Fox Chase Bancorp, Inc.	1,313	21,336
Heritage Financial Group, Inc.	726	19,653
Hingham Institution for Savings	88	9,856
HMN Financial, Inc. (a)	412	4,771
Home Bancorp, Inc.	823	18,328
HomeStreet, Inc. (a)	1,342	30,920
Hudson City Bancorp, Inc.	39,704	377,784
Kearny Financial Corp. (a)	8,946	97,243
Lendingtree, Inc. (a)(d)	905	53,630
Meridian Bancorp, Inc. (a)	3,896	50,025
Meta Financial Group, Inc.	440	17,657
NMI Holdings, Inc. (a)	4,424	35,082
Northfield Bancorp, Inc.	4,247	62,176
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Northwest Bancshares, Inc.	6,741	$ 81,566
OceanFirst Financial Corp.	2,672	46,226
Oconee Federal Financial Corp.	610	11,822
Oritani Financial Corp.	3,277	48,237
Provident Financial Holdings, Inc.	823	14,361
Pulaski Financial Corp.	1,219	15,396
Riverview Bancorp, Inc.	2,552	10,565
SI Financial Group, Inc.	2,068	24,113
Territorial Bancorp, Inc.	1,160	26,750
TFS Financial Corp.	23,034	342,055
Trustco Bank Corp., New York	8,534	57,690
United Community Financial Corp.	2,878	15,685
United Financial Bancorp, Inc. New	3,587	45,196
Washington Federal, Inc.	7,221	159,584
Waterstone Financial, Inc.	3,292	43,125
Westfield Financial, Inc.	844	6,254
WSFS Financial Corp.	2,649	65,351
		2,524,978
TOTAL FINANCIALS		37,188,713
HEALTH CARE - 17.2%
Biotechnology - 11.2%
ACADIA Pharmaceuticals, Inc. (a)(d)	7,452	307,022
Acceleron Pharma, Inc. (a)	2,385	80,446
Achillion Pharmaceuticals, Inc. (a)	9,981	98,712
Acorda Therapeutics, Inc. (a)	2,871	87,508
Adamas Pharmaceuticals, Inc. (a)	2,136	38,427
Aduro Biotech, Inc.	4,000	135,120
Advaxis, Inc. (a)	2,383	59,956
Aegerion Pharmaceuticals, Inc. (a)(d)	2,239	43,616
AEterna Zentaris, Inc. (sub. vtg.) (a)	1,956	573
Agenus, Inc. (a)	8,357	68,360
Agios Pharmaceuticals, Inc. (a)(d)	3,131	382,045
Akebia Therapeutics, Inc. (a)	2,007	15,775
Alder Biopharmaceuticals, Inc.	2,823	120,034
Alexion Pharmaceuticals, Inc. (a)	15,051	2,465,956
Alkermes PLC (a)(d)	11,068	676,255
Alnylam Pharmaceuticals, Inc. (a)	6,451	845,662
AMAG Pharmaceuticals, Inc. (a)	2,326	161,843
Amarin Corp. PLC ADR (a)(d)	10,386	23,992
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	56,579	$ 8,841,035
Amicus Therapeutics, Inc. (a)	7,845	96,572
Anacor Pharmaceuticals, Inc. (a)	3,056	217,648
Applied Genetic Technologies Corp. (a)	1,495	29,975
Ardelyx, Inc.	1,376	15,067
Arena Pharmaceuticals, Inc. (a)	16,390	64,331
Argos Therapeutics, Inc. (a)	1,779	14,250
ARIAD Pharmaceuticals, Inc. (a)(d)	13,522	124,132
ArQule, Inc. (a)	5,579	10,098
Array BioPharma, Inc. (a)(d)	9,505	72,713
Arrowhead Research Corp. (a)(d)	3,485	21,956
Atara Biotherapeutics, Inc.	1,810	76,672
Athersys, Inc. (a)(d)	4,747	6,219
Avalanche Biotechnologies, Inc. (a)	1,626	60,617
AVEO Pharmaceuticals, Inc. (a)	3,021	6,133
Bellicum Pharmaceuticals, Inc.	2,228	55,121
BIND Therapeutics, Inc. (a)(d)	1,192	7,104
BioCryst Pharmaceuticals, Inc. (a)	6,628	74,300
Biogen, Inc. (a)	17,513	6,952,486
BioMarin Pharmaceutical, Inc. (a)	11,633	1,460,756
Biospecifics Technologies Corp. (a)	474	22,581
Biota Pharmaceuticals, Inc. (a)	11,951	26,292
bluebird bio, Inc. (a)(d)	2,505	486,596
Calithera Biosciences, Inc.	1,756	18,385
Cancer Genetics, Inc. (a)	906	10,011
Cara Therapeutics, Inc. (a)	1,846	17,574
Catalyst Pharmaceutical Partners, Inc. (a)(d)	10,341	40,847
Celgene Corp. (a)	59,718	6,834,128
Celladon Corp. (a)(d)	1,479	3,416
Celldex Therapeutics, Inc. (a)(d)	6,919	199,752
Cellular Biomedicine Group, Inc. (a)	958	35,264
Celsion Corp. (a)	717	1,771
Cepheid, Inc. (a)	5,262	290,305
Cerulean Pharma, Inc. (a)	2,656	15,803
ChemoCentryx, Inc. (a)(d)	3,046	26,409
Chimerix, Inc. (a)	3,087	129,191
China Biologic Products, Inc. (a)(d)	1,924	215,161
Clovis Oncology, Inc. (a)(d)	2,610	241,268
Coherus BioSciences, Inc.	3,020	74,201
Conatus Pharmaceuticals, Inc. (a)	1,575	8,584
Concert Pharmaceuticals, Inc. (a)(d)	2,016	32,236
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CTI BioPharma Corp. (a)(d)	9,862	$ 19,132
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	12,157	40,969
Cyclacel Pharmaceuticals, Inc. (a)	621	451
Cytokinetics, Inc. (a)	2,236	14,243
Cytori Therapeutics, Inc. (a)	3,480	2,301
CytRx Corp. (a)(d)	5,867	24,113
Dicerna Pharmaceuticals, Inc. (a)	1,160	19,186
Discovery Laboratories, Inc. (a)(d)	9,890	8,293
Dyax Corp. (a)	10,517	277,018
Dynavax Technologies Corp. (a)(d)	2,284	52,007
Eagle Pharmaceuticals, Inc. (a)	1,042	75,680
Eleven Biotherapeutics, Inc. (a)(d)	1,451	4,077
Enanta Pharmaceuticals, Inc. (a)(d)	1,663	67,983
Enzymotec Ltd. (a)	1,740	17,922
Epirus Biopharmaceuticals, Inc. (a)	3,242	17,474
Epizyme, Inc. (a)(d)	3,090	58,617
Esperion Therapeutics, Inc. (a)	1,567	168,468
Exact Sciences Corp. (a)(d)	6,332	171,027
Exelixis, Inc. (a)(d)	15,034	47,357
Fate Therapeutics, Inc. (a)	1,867	11,687
Fibrocell Science, Inc. (a)(d)	6,515	30,099
FibroGen, Inc.	4,005	72,931
Five Prime Therapeutics, Inc. (a)	2,192	56,203
Flexion Therapeutics, Inc. (a)	1,440	28,670
Fortress Biotech, Inc. (a)	2,706	7,956
Forward Pharma A/S sponsored ADR	931	31,505
Foundation Medicine, Inc. (a)(d)	1,954	69,895
Galectin Therapeutics, Inc. (a)(d)	10,112	25,381
Galena Biopharma, Inc. (a)(d)	5,578	8,757
Galmed Pharmaceuticals Ltd. (a)	1,350	14,270
Genocea Biosciences, Inc. (a)	1,495	15,862
Genomic Health, Inc. (a)	2,233	60,492
GenVec, Inc. (a)	757	1,787
Geron Corp. (a)(d)	10,005	38,619
Gilead Sciences, Inc.	110,978	12,459,500
GlycoMimetics, Inc. (a)	1,666	13,278
Grifols SA ADR	6,024	191,563
GTx, Inc. (a)	5,570	6,350
Halozyme Therapeutics, Inc. (a)(d)	8,823	153,079
Harvard Apparatus (a)	958	1,763
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Heron Therapeutics, Inc. (a)	2,137	$ 42,227
Idera Pharmaceuticals, Inc. (a)(d)	9,649	37,052
Ignyta, Inc. (a)	2,425	21,777
Immune Design Corp. (a)	1,194	26,065
ImmunoGen, Inc. (a)(d)	7,226	64,889
Immunomedics, Inc. (a)(d)	7,198	27,784
Incyte Corp. (a)	12,890	1,419,834
Infinity Pharmaceuticals, Inc. (a)	3,404	44,116
Inovio Pharmaceuticals, Inc. (a)(d)	4,282	36,012
Insmed, Inc. (a)	3,230	70,866
Insys Therapeutics, Inc. (a)(d)	2,499	148,940
Intercept Pharmaceuticals, Inc. (a)	1,727	440,722
Ironwood Pharmaceuticals, Inc. Class A (a)	9,639	136,006
Isis Pharmaceuticals, Inc. (a)	8,700	585,684
Juno Therapeutics, Inc. (d)	6,566	345,634
Kamada (a)	3,259	15,057
Karyopharm Therapeutics, Inc. (a)(d)	2,685	72,280
Keryx Biopharmaceuticals, Inc. (a)(d)	7,847	81,609
Kindred Biosciences, Inc. (a)	2,185	14,093
Kite Pharma, Inc. (d)	3,138	173,061
KYTHERA Biopharmaceuticals, Inc. (a)	1,629	82,053
La Jolla Pharmaceutical Co. (a)	928	20,722
Lexicon Pharmaceuticals, Inc. (a)(d)	9,412	66,166
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	1,437	126,614
General CVR (a)	1,530	122
Glucagon CVR (a)	1,530	214
rights (a)	1,530	11
TR Beta CVR (a)	1,530	89
Loxo Oncology, Inc.	1,878	23,175
Lpath, Inc. (a)	2,771	789
Macrogenics, Inc. (a)	2,181	70,555
MannKind Corp. (a)(d)	29,875	154,753
Medivation, Inc. (a)	5,841	771,304
MEI Pharma, Inc. (a)	1,744	3,314
Merrimack Pharmaceuticals, Inc. (a)	7,831	92,406
MiMedx Group, Inc. (a)(d)	7,922	81,993
Mirati Therapeutics, Inc. (a)	1,357	49,748
Momenta Pharmaceuticals, Inc. (a)(d)	4,505	89,424
Myriad Genetics, Inc. (a)(d)	5,253	178,339
Nanosphere, Inc. (a)	2,763	9,477
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Neurocrine Biosciences, Inc. (a)	6,632	$ 290,880
NewLink Genetics Corp. (a)	1,944	83,884
Northwest Biotherapeutics, Inc. (a)(d)	2,938	24,679
Novavax, Inc. (a)(d)	17,478	157,302
Nymox Pharmaceutical Corp. (a)(d)	2,262	3,506
Ocata Therapeutics, Inc. (a)	7,685	48,723
Ohr Pharmaceutical, Inc. (a)	1,661	4,501
OncoGenex Pharmaceuticals, Inc. (a)	13,353	28,308
Oncolytics Biotech, Inc. (a)	24,012	16,798
OncoMed Pharmaceuticals, Inc. (a)	2,363	58,886
Onconova Therapeutics, Inc. (a)(d)	1,884	5,106
Oncothyreon, Inc. (a)	4,649	15,900
Ophthotech Corp. (a)	2,384	119,248
Orexigen Therapeutics, Inc. (a)(d)	9,435	46,232
Osiris Therapeutics, Inc. (a)(d)	2,929	54,479
Otonomy, Inc. (d)	1,656	40,605
OvaScience, Inc. (a)(d)	2,164	73,425
PDL BioPharma, Inc.	11,600	77,488
Peregrine Pharmaceuticals, Inc. (a)(d)	14,895	21,002
Pluristem Therapeutics, Inc. (a)(d)	10,473	28,905
Portola Pharmaceuticals, Inc. (a)	3,568	149,214
Prana Biotechnology Ltd. ADR (a)(d)	14,933	20,160
Progenics Pharmaceuticals, Inc. (a)	4,158	23,410
ProQR Therapeutics BV (a)(d)	1,725	31,464
Prothena Corp. PLC (a)	1,717	67,718
PTC Therapeutics, Inc. (a)	2,473	143,657
QLT, Inc. (a)	4,527	17,022
Radius Health, Inc. (a)	2,784	134,244
Raptor Pharmaceutical Corp. (a)	4,047	49,819
Receptos, Inc. (a)(d)	2,311	381,061
Regeneron Pharmaceuticals, Inc. (a)	7,528	3,858,552
Regulus Therapeutics, Inc. (a)	3,950	55,774
Repligen Corp. (a)(d)	2,698	109,970
Retrophin, Inc. (a)	2,332	73,784
Rigel Pharmaceuticals, Inc. (a)	5,052	17,631
Sage Therapeutics, Inc.	1,722	128,926
Sangamo Biosciences, Inc. (a)	4,918	60,246
Sarepta Therapeutics, Inc. (a)(d)	3,640	93,257
Seattle Genetics, Inc. (a)	9,487	408,795
Sinovac Biotech Ltd. (a)(d)	4,585	25,355
Sorrento Therapeutics, Inc. (a)	3,242	44,707
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Spark Therapeutics, Inc.	1,671	$ 123,052
Spectrum Pharmaceuticals, Inc. (a)(d)	4,617	28,949
Stemline Therapeutics, Inc. (a)	2,562	35,279
Sunesis Pharmaceuticals, Inc. (a)	4,797	11,369
Synageva BioPharma Corp. (a)	2,815	600,749
Synergy Pharmaceuticals, Inc. (a)(d)	6,358	27,339
Synta Pharmaceuticals Corp. (a)	11,167	23,897
T2 Biosystems, Inc.	1,542	25,890
Targacept, Inc. (a)	2,060	5,686
Tekmira Pharmaceuticals Corp. (a)	4,167	58,213
TESARO, Inc. (a)	2,685	157,771
TetraLogic Pharmaceuticals Corp. (a)(d)	2,482	5,758
TG Therapeutics, Inc. (a)	3,103	48,841
Threshold Pharmaceuticals, Inc. (a)(d)	4,527	17,610
Tobira Therapeutics, Inc. (d)	1,242	16,320
Tokai Pharmaceuticals, Inc. (d)	1,890	21,489
Transition Therapeutics, Inc. (a)	3,228	24,985
Trevena, Inc. (a)	2,566	17,859
Ultragenyx Pharmaceutical, Inc. (a)(d)	2,476	215,412
uniQure B.V. (a)	1,316	37,822
United Therapeutics Corp. (a)	3,515	645,776
Vanda Pharmaceuticals, Inc. (a)(d)	2,676	27,001
Verastem, Inc. (a)	3,627	31,374
Versartis, Inc. (a)	2,311	35,913
Vertex Pharmaceuticals, Inc. (a)	18,075	2,318,842
Vical, Inc. (a)	25,223	23,964
Vitae Pharmaceuticals, Inc.	2,313	28,357
Vital Therapies, Inc. (a)(d)	1,815	39,386
Xbiotech, Inc.	2,250	43,020
Xencor, Inc. (a)	3,114	56,488
Xenon Pharmaceuticals, Inc.	1,776	24,509
XOMA Corp. (a)(d)	6,452	22,711
Zafgen, Inc.	2,212	72,023
ZIOPHARM Oncology, Inc. (a)(d)	8,366	79,310
		64,606,790
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc.	1,542	81,896
Abiomed, Inc. (a)	3,074	183,579
Accuray, Inc. (a)	4,763	29,269
Align Technology, Inc. (a)	5,898	357,832
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Alphatec Holdings, Inc. (a)	8,128	$ 10,973
Analogic Corp.	986	83,425
Angiodynamics, Inc. (a)	2,989	47,973
Anika Therapeutics, Inc. (a)(d)	1,114	37,575
Antares Pharma, Inc. (a)	10,655	22,589
Atricure, Inc. (a)	2,253	51,684
Atrion Corp.	155	58,106
BioLase Technology, Inc. (a)	2,217	3,769
Cardica, Inc. (a)	6,130	2,514
Cardiovascular Systems, Inc. (a)	2,358	65,977
Cerus Corp. (a)(d)	6,213	30,941
CONMED Corp.	2,218	123,188
Cutera, Inc. (a)	813	12,057
Cyberonics, Inc. (a)	2,063	132,053
Cynosure, Inc. Class A (a)	1,921	68,580
CytoSorbents Corp. (a)(d)	2,936	18,497
DENTSPLY International, Inc.	10,461	544,338
Derma Sciences, Inc. (a)	2,560	16,794
DexCom, Inc. (a)	5,764	413,394
Endologix, Inc. (a)(d)	4,524	75,506
Entellus Medical, Inc. (d)	3,013	70,354
EnteroMedics, Inc. (a)(d)	4,294	5,110
Exactech, Inc. (a)	1,461	31,236
Fonar Corp. (a)	586	6,341
Genmark Diagnostics, Inc. (a)(d)	2,990	27,418
Hansen Medical, Inc. (a)(d)	6,448	5,828
HeartWare International, Inc. (a)(d)	1,347	99,368
Hologic, Inc. (a)	21,005	751,349
ICU Medical, Inc. (a)	1,184	114,848
IDEXX Laboratories, Inc. (a)(d)	3,585	486,126
Imris, Inc. (a)	5,080	221
Inogen, Inc. (a)	1,443	53,939
Insulet Corp. (a)	4,194	118,564
Integra LifeSciences Holdings Corp. (a)(d)	2,441	163,962
Intuitive Surgical, Inc. (a)	2,703	1,318,388
K2M Group Holdings, Inc.	2,652	69,323
LDR Holding Corp. (a)(d)	2,010	81,445
LeMaitre Vascular, Inc.	2,994	30,359
Lumenis Ltd. Class B (a)	1,772	21,565
Masimo Corp. (a)(d)	4,241	148,859
Mazor Robotics Ltd. sponsored ADR (a)	2,354	30,743
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	3,196	$ 58,167
Merit Medical Systems, Inc. (a)	2,907	59,768
Natus Medical, Inc. (a)	2,570	100,384
Neogen Corp. (a)	2,593	121,197
Neovasc, Inc. (a)	3,932	26,717
Novadaq Technologies, Inc. (a)	4,422	44,264
NuVasive, Inc. (a)	3,398	171,769
NxStage Medical, Inc. (a)(d)	4,501	72,961
OraSure Technologies, Inc. (a)	3,451	21,362
Orthofix International NV (a)	1,256	41,159
Oxford Immunotec Global PLC (a)(d)	1,544	21,153
PhotoMedex, Inc. (a)(d)	1,837	3,141
Quidel Corp. (a)	2,940	63,710
Quotient Ltd. (a)	2,208	34,003
ReWalk Robotics Ltd. (a)	1,004	12,650
Rockwell Medical Technologies, Inc. (a)(d)	3,175	35,147
RTI Biologics, Inc. (a)	5,197	33,625
Second Sight Medical Products, Inc. (d)	3,756	54,086
Sientra, Inc. (d)	1,334	30,055
Sirona Dental Systems, Inc. (a)	4,270	421,534
Staar Surgical Co. (a)(d)	2,676	24,994
Stereotaxis, Inc. (a)(d)	9,406	16,555
SurModics, Inc. (a)	1,334	32,923
Synergetics U.S.A., Inc. (a)	2,900	12,818
Syneron Medical Ltd. (a)	2,527	26,407
Tandem Diabetes Care, Inc. (a)	1,403	16,934
TearLab Corp. (a)(d)	7,722	17,838
The Spectranetics Corp. (a)(d)	3,287	81,616
Thoratec Corp. (a)	4,350	197,447
Tornier NV (a)	4,060	107,915
Trinity Biotech PLC sponsored ADR (d)	1,866	32,282
TriVascular Technologies, Inc. (a)(d)	2,529	13,783
Unilife Corp. (a)	7,314	17,956
Utah Medical Products, Inc.	382	20,907
Vascular Solutions, Inc. (a)	1,028	33,544
Veracyte, Inc. (a)	1,524	16,002
Vermillion, Inc. (a)(d)	1,050	2,163
Wright Medical Group, Inc. (a)(d)	4,021	110,175
Zeltiq Aesthetics, Inc. (a)	3,372	92,595
		8,409,561
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)(d)	5,188	$ 384,638
Aceto Corp.	1,862	43,887
Addus HomeCare Corp. (a)	990	27,730
Air Methods Corp. (a)(d)	2,871	121,041
Alliance Healthcare Services, Inc. (a)	873	16,054
Almost Family, Inc. (a)	615	23,616
Amedisys, Inc. (a)	2,504	77,674
AmSurg Corp. (a)	3,720	250,505
Bio-Reference Laboratories, Inc. (a)(d)	2,443	81,156
BioScrip, Inc. (a)(d)	5,570	19,774
BioTelemetry, Inc. (a)	2,244	21,655
Catamaran Corp. (a)	15,690	939,306
Corvel Corp. (a)	1,689	60,635
Cross Country Healthcare, Inc. (a)(d)	2,036	21,622
Express Scripts Holding Co. (a)	54,339	4,735,100
HealthEquity, Inc. (a)	4,551	120,647
Healthways, Inc. (a)	2,877	43,615
Henry Schein, Inc. (a)	6,393	905,696
iKang Healthcare Group, Inc. sponsored ADR (a)	1,167	24,157
IPC The Hospitalist Co., Inc. (a)	1,222	60,330
LHC Group, Inc. (a)	1,508	55,434
LifePoint Hospitals, Inc. (a)	3,411	256,814
Magellan Health Services, Inc. (a)	2,122	143,511
National Research Corp. Class A	2,094	29,274
NeoStem, Inc. (a)(d)	2,972	6,330
Patterson Companies, Inc.	7,717	369,181
PDI, Inc. (a)	1,189	1,522
Premier, Inc. (a)	2,650	101,548
Providence Service Corp. (a)	1,220	58,633
RadNet, Inc. (a)	3,867	25,174
Sharps Compliance Corp. (a)	1,717	9,667
Surgical Care Affiliates, Inc. (a)	2,814	106,904
The Ensign Group, Inc.	2,030	94,131
USMD Holdings, Inc. (a)	843	7,418
VCA, Inc. (a)	6,306	330,813
		9,575,192
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	13,841	194,743
athenahealth, Inc. (a)(d)	2,829	329,861
Cerner Corp. (a)	25,530	1,717,914
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Computer Programs & Systems, Inc.	823	$ 43,068
HealthStream, Inc. (a)	2,062	58,499
HMS Holdings Corp. (a)(d)	6,739	114,833
Inovalon Holdings, Inc. Class A	2,760	73,361
MedAssets, Inc. (a)	4,826	100,719
Medidata Solutions, Inc. (a)(d)	4,120	239,001
Merge Healthcare, Inc. (a)	6,558	29,904
Omnicell, Inc. (a)	2,703	99,957
Quality Systems, Inc.	4,412	69,886
		3,071,746
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(d)	3,394	75,754
Affymetrix, Inc. (a)(d)	6,502	76,268
Albany Molecular Research, Inc. (a)(d)	2,645	53,297
Bio-Techne Corp.	2,737	277,121
Bruker Corp. (a)	12,681	251,591
Compugen Ltd. (a)(d)	2,753	19,491
Fluidigm Corp. (a)(d)	1,979	46,784
Furiex Pharmaceuticals, Inc. rights (a)	599	5,852
Harvard Bioscience, Inc. (a)	3,832	21,459
ICON PLC (a)(d)	4,678	303,462
Illumina, Inc. (a)	10,707	2,206,499
INC Research Holdings, Inc. Class A	3,625	125,389
Luminex Corp. (a)	3,340	56,012
Nanostring Technologies, Inc. (a)	1,102	15,472
NeoGenomics, Inc. (a)	5,175	27,583
Pacific Biosciences of California, Inc. (a)	4,790	27,016
PAREXEL International Corp. (a)	4,189	278,443
PRA Health Sciences, Inc.	4,225	141,369
QIAGEN NV (a)	17,430	428,168
Sequenom, Inc. (a)(d)	10,092	33,808
VWR Corp.	10,043	273,873
		4,744,711
Pharmaceuticals - 1.6%
AbbVie, Inc.	475	31,630
AcelRx Pharmaceuticals, Inc. (a)(d)	3,291	11,519
Achaogen, Inc. (a)	1,581	9,360
Acura Pharmaceuticals, Inc. (a)	3,111	2,395
Aerie Pharmaceuticals, Inc. (a)	1,524	16,962
Akorn, Inc. (a)(d)	8,190	375,921
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Alcobra Pharma Ltd. (a)(d)	1,108	$ 8,532
Alexza Pharmaceuticals, Inc. (a)(d)	701	827
Alimera Sciences, Inc. (a)(d)	3,580	15,143
Amphastar Pharmaceuticals, Inc. (a)	4,136	63,446
ANI Pharmaceuticals, Inc. (a)(d)	786	39,599
Apricus Biosciences, Inc. (a)(d)	12,648	21,122
Aratana Therapeutics, Inc. (a)	1,901	25,797
Assembly Biosciences, Inc. (a)	1,330	22,158
AstraZeneca PLC rights (a)	1,845	0
Bio Path Holdings, Inc. (a)(d)	13,881	16,657
Biodelivery Sciences International, Inc. (a)(d)	3,183	27,119
Cardiome Pharma Corp. (a)	990	9,474
Cempra, Inc. (a)(d)	3,117	114,425
Corcept Therapeutics, Inc. (a)	6,711	41,071
Cumberland Pharmaceuticals, Inc. (a)	2,297	15,528
DepoMed, Inc. (a)(d)	4,469	93,223
Dermira, Inc.	2,592	38,880
Durect Corp. (a)	7,575	19,695
Egalet Corp. (a)(d)	1,377	13,660
Endo Health Solutions, Inc. (a)	12,966	1,086,032
Endocyte, Inc. (a)(d)	2,473	15,011
Flamel Technologies SA sponsored ADR (a)(d)	3,679	67,510
Flex Pharma, Inc. (d)	2,300	41,055
Foamix Pharmaceuticals Ltd. (a)	3,719	46,450
GW Pharmaceuticals PLC ADR (a)(d)	1,018	116,164
Horizon Pharma PLC (a)(d)	9,295	301,437
Impax Laboratories, Inc. (a)	5,521	259,542
Imprimis Pharmaceuticals, Inc. (a)	1,375	11,688
Intersect ENT, Inc.	1,656	39,313
Intra-Cellular Therapies, Inc. (a)(d)	2,175	57,094
Jazz Pharmaceuticals PLC (a)(d)	4,573	820,168
MediWound Ltd. (a)	3,192	18,482
Mylan N.V. (d)	36,467	2,648,598
Nektar Therapeutics (a)(d)	10,152	116,748
NeuroBioPharm, Inc.:
Class A (a)(d)	76	6
warrants (a)	153	0
NeuroDerm Ltd.	2,292	31,263
Ocera Therapeutics, Inc. (a)	5,137	19,315
Ocular Therapeutix, Inc. (d)	1,740	42,056
Oculus Innovative Sciences, Inc. (a)	1,114	1,036
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Omeros Corp. (a)(d)	3,054	$ 60,622
Pacira Pharmaceuticals, Inc. (a)	2,686	210,072
Pain Therapeutics, Inc. (a)	15,860	31,244
Paratek Pharmaceuticals, Inc. (a)	1,329	39,604
Pernix Therapeutics Holdings, Inc. (a)(d)	3,544	22,575
Phibro Animal Health Corp. Class A	1,295	44,846
Pozen, Inc. (a)	2,297	14,816
Relypsa, Inc. (a)	3,581	131,745
Repros Therapeutics, Inc. (a)	1,694	12,214
Revance Therapeutics, Inc. (a)(d)	2,444	62,566
Rock Creek Pharmaceuticals, Inc. (a)	375	784
Sagent Pharmaceuticals, Inc. (a)(d)	2,727	60,894
SciClone Pharmaceuticals, Inc. (a)(d)	3,684	34,114
Shire PLC sponsored ADR	3,552	924,053
Sucampo Pharmaceuticals, Inc. Class A (a)	3,174	51,514
Supernus Pharmaceuticals, Inc. (a)	3,369	47,907
Tetraphase Pharmaceuticals, Inc. (a)	2,242	96,137
The Medicines Company (a)	4,960	140,666
Theravance Biopharma, Inc. (a)	2,536	35,377
Theravance, Inc. (d)	8,891	150,258
VIVUS, Inc. (a)	7,401	18,725
XenoPort, Inc. (a)	4,655	27,744
Zogenix, Inc. (a)(d)	13,241	22,510
ZS Pharma, Inc.	1,776	103,896
		9,117,994
TOTAL HEALTH CARE		99,525,994
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(d)	1,834	47,409
American Science & Engineering, Inc.	477	18,665
API Technologies Corp. (a)	5,524	11,877
Astronics Corp. (a)	1,105	77,228
BE Aerospace, Inc.	7,952	455,968
Elbit Systems Ltd.	3,193	232,929
Erickson Air-Crane, Inc. (a)	755	2,831
Innovative Solutions & Support, Inc. (a)	1,654	5,458
KEYW Holding Corp. (a)(d)	2,790	19,530
KLX, Inc. (a)	3,976	174,308
Kratos Defense & Security Solutions, Inc. (a)	5,313	31,825
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
LMI Aerospace, Inc. (a)	881	$ 8,775
Taser International, Inc. (a)(d)	3,774	119,183
		1,205,986
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	6,388	67,202
Atlas Air Worldwide Holdings, Inc. (a)	1,984	108,088
C.H. Robinson Worldwide, Inc.	11,257	694,895
Echo Global Logistics, Inc. (a)(d)	1,921	61,818
Expeditors International of Washington, Inc.	14,508	665,047
Forward Air Corp.	2,320	120,338
Hub Group, Inc. Class A (a)	2,673	113,389
Park-Ohio Holdings Corp.	971	46,618
UTi Worldwide, Inc. (a)(d)	7,720	74,266
		1,951,661
Airlines - 0.7%
Allegiant Travel Co.	1,374	216,364
American Airlines Group, Inc.	51,939	2,200,655
Hawaiian Holdings, Inc. (a)(d)	3,761	91,091
JetBlue Airways Corp. (a)	22,640	456,422
Republic Airways Holdings, Inc. (a)	3,254	34,037
Ryanair Holdings PLC sponsored ADR	8,298	552,647
SkyWest, Inc.	4,383	64,868
Spirit Airlines, Inc. (a)	5,437	345,630
Virgin America, Inc. (d)	3,110	88,448
		4,050,162
Building Products - 0.2%
AAON, Inc.	4,539	107,438
American Woodmark Corp. (a)	1,229	63,097
Apogee Enterprises, Inc.	2,326	124,976
Builders FirstSource, Inc. (a)	8,014	98,412
Caesarstone Sdot-Yam Ltd. (d)	2,559	158,197
China Ceramics Co. Ltd.	1,611	1,837
Gibraltar Industries, Inc. (a)	2,181	39,084
Insteel Industries, Inc.	1,770	35,135
Nortek, Inc. (a)	1,083	89,456
Patrick Industries, Inc. (a)	871	52,086
PGT, Inc. (a)	4,416	52,815
Universal Forest Products, Inc.	1,537	85,088
		907,621
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	2,983	$ 16,407
CECO Environmental Corp.	1,926	21,860
China Recycling Energy Corp. (a)(d)	3,074	2,598
Cintas Corp.	8,805	758,022
Copart, Inc. (a)	9,496	328,562
Courier Corp.	841	20,857
Fuel Tech, Inc. (a)	1,867	4,481
G&K Services, Inc. Class A	1,345	93,720
Healthcare Services Group, Inc.	5,513	166,548
Heritage-Crystal Clean, Inc. (a)	1,834	26,061
Herman Miller, Inc.	4,244	117,559
Industrial Services of America, Inc. (a)	879	3,261
InnerWorkings, Inc. (a)(d)	4,761	30,280
Interface, Inc.	5,689	122,484
Intersections, Inc. (a)(d)	1,277	4,444
Kimball International, Inc. Class B	2,554	31,133
Matthews International Corp. Class A	2,424	120,352
McGrath RentCorp.	1,885	57,379
Mobile Mini, Inc.	3,660	145,229
Multi-Color Corp.	1,077	68,982
Performant Financial Corp. (a)	3,219	9,786
Perma-Fix Environmental Services, Inc. (a)	1,073	3,745
Quest Resource Holding Corp. (a)(d)	6,800	7,344
R.R. Donnelley & Sons Co. (d)	15,172	290,999
SP Plus Corp. (a)	2,194	53,270
Stericycle, Inc. (a)	6,381	876,111
Swisher Hygiene, Inc. (a)	1,161	1,834
Tetra Tech, Inc.	4,884	127,765
U.S. Ecology, Inc.	1,606	74,053
United Stationers, Inc.	3,203	124,405
West Corp.	6,315	193,239
		3,902,770
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B	675	11,300
Aegion Corp. (a)	3,079	54,868
Great Lakes Dredge & Dock Corp. (a)	4,876	27,111
Integrated Electrical Services, Inc. (a)	1,701	13,285
Layne Christensen Co. (a)(d)	1,722	14,017
MYR Group, Inc. (a)	1,653	48,929
Northwest Pipe Co. (a)	928	19,275
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Primoris Services Corp.	4,191	$ 78,665
Sterling Construction Co., Inc. (a)	2,716	10,755
		278,205
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,782	3,653
Allied Motion Technologies, Inc.	1,221	38,193
American Superconductor Corp. (a)	1,377	8,524
Ballard Power Systems, Inc. (a)(d)	9,489	19,915
Broadwind Energy, Inc. (a)	698	2,645
Capstone Turbine Corp. (a)(d)	24,256	10,188
Encore Wire Corp.	1,369	59,798
Enphase Energy, Inc. (a)(d)	2,709	25,654
Franklin Electric Co., Inc.	3,550	124,925
FuelCell Energy, Inc. (a)(d)	18,330	22,546
Highpower International, Inc. (a)	904	3,996
Hydrogenics Corp. (a)(d)	497	5,537
Jinpan International Ltd.	1,375	6,463
LSI Industries, Inc.	2,340	22,160
Ocean Power Technologies, Inc. (a)	1,131	792
Plug Power, Inc. (a)(d)	15,458	42,046
Powell Industries, Inc.	1,121	40,670
Power Solutions International, Inc. (a)(d)	827	45,485
Preformed Line Products Co.	354	13,438
Real Goods Solar, Inc. (a)	107	255
Revolution Lighting Technologies, Inc. (a)(d)	5,580	6,975
SolarCity Corp. (a)(d)	7,420	446,090
Ultralife Corp. (a)	1,741	7,190
Vicor Corp. (a)	2,993	40,795
		997,933
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	2,856	55,007
Machinery - 0.7%
Adept Technology, Inc. (a)(d)	2,849	17,550
Altra Industrial Motion Corp.	2,239	61,573
American Railcar Industries, Inc.	1,632	87,753
ARC Group Worldwide, Inc. (a)	1,192	6,771
Astec Industries, Inc.	1,751	72,404
Chart Industries, Inc. (a)	2,365	76,768
Columbus McKinnon Corp. (NY Shares)	1,711	39,028
Commercial Vehicle Group, Inc. (a)	2,620	16,611
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Dynamic Materials Corp.	870	$ 9,657
Energy Recovery, Inc. (a)(d)	3,428	9,118
ExOne Co. (a)	962	12,073
FreightCar America, Inc.	881	19,752
Hardinge, Inc.	1,577	16,874
Hurco Companies, Inc.	435	14,542
Kornit Digital Ltd. (a)	1,000	14,270
L.B. Foster Co. Class A	652	24,874
Lincoln Electric Holdings, Inc.	5,862	393,985
Manitex International, Inc. (a)	1,057	8,192
Middleby Corp. (a)	4,333	470,997
NN, Inc.	1,696	46,216
Nordson Corp.	4,603	372,429
Omega Flex, Inc.	696	22,530
PACCAR, Inc.	26,269	1,669,658
PMFG, Inc. (a)	1,073	6,932
RBC Bearings, Inc.	1,748	122,500
Sun Hydraulics Corp.	2,030	75,881
Tecumseh Products Co. (a)	2,076	6,207
TriMas Corp. (a)	3,683	106,439
Twin Disc, Inc.	667	11,893
Westport Innovations, Inc. (a)(d)	4,179	22,107
Woodward, Inc.	4,674	238,094
		4,073,678
Marine - 0.0%
Diana Containerships, Inc.	2,901	7,107
DryShips, Inc. (d)	55,202	40,430
Eagle Bulk Shipping, Inc. (a)	3,583	32,426
Euroseas Ltd. (a)	2,639	1,952
Golden Ocean Group Ltd. (d)	1,809	7,688
Paragon Shipping, Inc. Class A (a)	2,541	1,855
Rand Logistics, Inc. (a)	2,040	6,936
Star Bulk Carriers Corp. (a)(d)	5,784	17,554
Ultrapetrol (Bahamas) Ltd. (a)	11,263	14,191
		130,139
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(d)	1,960	60,838
Acacia Research Corp.	3,460	35,327
Advisory Board Co. (a)	3,288	166,932
Barrett Business Services, Inc.	528	19,013
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
CRA International, Inc. (a)	928	$ 25,641
Exponent, Inc.	842	71,671
Heidrick & Struggles International, Inc.	1,456	36,604
Hudson Global, Inc. (a)	1,886	4,225
Huron Consulting Group, Inc. (a)	1,606	103,266
ICF International, Inc. (a)	1,539	55,065
Kelly Services, Inc. Class A (non-vtg.)	2,450	38,024
Kforce, Inc.	2,082	45,825
Lightbridge Corp. (a)(d)	1,377	1,721
Odyssey Marine Exploration, Inc. (a)(d)	7,573	3,350
Paylocity Holding Corp. (a)	3,686	123,407
Pendrell Corp. (a)	15,517	15,517
Resources Connection, Inc.	3,259	51,134
RPX Corp. (a)	4,503	71,643
Towers Watson & Co.	5,137	708,649
Verisk Analytics, Inc. (a)	11,655	845,920
VSE Corp.	383	23,911
		2,507,683
Road & Rail - 0.5%
AMERCO	1,468	482,972
ArcBest Corp.	1,949	66,636
Avis Budget Group, Inc. (a)	7,774	396,474
Covenant Transport Group, Inc. Class A (a)	1,098	33,939
Heartland Express, Inc. (d)	6,736	143,140
J.B. Hunt Transport Services, Inc.	8,808	740,048
Landstar System, Inc.	3,373	220,594
Marten Transport Ltd.	2,271	51,506
Old Dominion Freight Lines, Inc. (a)	6,502	442,201
P.A.M. Transportation Services, Inc. (a)	553	33,495
Patriot Transportation Holding, Inc. (a)	278	7,170
Quality Distribution, Inc. (a)	1,630	25,787
Saia, Inc. (a)	1,837	75,207
Student Transportation, Inc. (d)	7,789	38,394
U.S.A. Truck, Inc. (a)	812	18,708
Universal Truckload Services, Inc.	2,474	50,074
Werner Enterprises, Inc.	5,194	142,939
YRC Worldwide, Inc. (a)	2,442	32,112
		3,001,396
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	3,781	118,572
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
DXP Enterprises, Inc. (a)	1,133	$ 46,464
Fastenal Co. (d)	21,856	907,243
General Finance Corp. (a)	2,615	14,356
H&E Equipment Services, Inc.	2,494	54,444
HD Supply Holdings, Inc. (a)	14,596	473,640
Houston Wire & Cable Co.	1,490	13,336
Lawson Products, Inc. (a)	1,160	26,842
Rush Enterprises, Inc.:
Class A (a)	2,009	53,379
Class B (a)	1,199	30,083
Stock Building Supply Holdings, Inc. (a)	1,696	28,340
Titan Machinery, Inc. (a)(d)	1,606	25,519
Willis Lease Finance Corp. (a)	1,105	20,222
		1,812,440
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	382	14,356
TOTAL INDUSTRIALS		24,889,037
INFORMATION TECHNOLOGY - 46.4%
Communications Equipment - 4.2%
ADTRAN, Inc.	4,706	81,037
Alliance Fiber Optic Products, Inc. (d)	1,582	30,628
Applied Optoelectronics, Inc. (a)(d)	1,044	18,646
Arris Group, Inc. (a)	11,208	369,976
AudioCodes Ltd. (a)	3,828	16,728
Aviat Networks, Inc. (a)	9,839	11,216
Bel Fuse, Inc. Class B (non-vtg.)	707	15,837
Black Box Corp.	1,508	30,250
Brocade Communications Systems, Inc.	31,460	389,003
CalAmp Corp. (a)	2,387	47,119
Ceragon Networks Ltd. (a)(d)	16,582	21,722
Cisco Systems, Inc.	380,166	11,142,665
Clearfield, Inc. (a)(d)	1,262	19,170
CommScope Holding Co., Inc. (a)	14,275	444,952
Communications Systems, Inc.	1,689	19,187
Comtech Telecommunications Corp.	1,193	35,838
Digi International, Inc. (a)	2,593	25,826
DragonWave, Inc. (a)	2,702	1,630
EchoStar Holding Corp. Class A (a)	3,426	171,643
EMCORE Corp. (a)	4,950	31,532
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EXFO, Inc. (sub. vtg.) (a)	1,747	$ 5,998
Extreme Networks, Inc. (a)	6,798	18,423
F5 Networks, Inc. (a)	5,362	673,950
Finisar Corp. (a)	7,440	162,936
Gilat Satellite Networks Ltd. (a)	4,680	26,629
Harmonic, Inc. (a)	7,638	52,015
Infinera Corp. (a)(d)	9,548	197,071
InterDigital, Inc.	2,881	168,913
Ituran Location & Control Ltd.	1,674	38,921
Ixia (a)	5,800	72,964
JDS Uniphase Corp. (a)	17,951	230,132
KVH Industries, Inc. (a)	987	12,308
Meru Networks, Inc. (a)	3,661	5,931
Mitel Networks Corp. (a)	7,261	67,527
NETGEAR, Inc. (a)	2,823	87,485
Novatel Wireless, Inc. (a)	3,859	16,864
NumereX Corp. Class A (a)	1,604	13,730
Oclaro, Inc. (a)(d)	5,548	14,425
Parkervision, Inc. (a)(d)	7,895	2,921
PC-Tel, Inc.	2,152	15,925
Polycom, Inc. (a)	9,718	130,901
Procera Networks, Inc. (a)	1,044	12,006
QUALCOMM, Inc.	123,018	8,571,894
Radware Ltd. (a)	2,884	68,091
ShoreTel, Inc. (a)	5,226	35,955
Sierra Wireless, Inc. (a)(d)	2,536	77,500
Silicom Ltd.	667	23,932
Sonus Networks, Inc. (a)	4,355	34,100
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	18,130	204,144
Tessco Technologies, Inc.	669	12,316
Ubiquiti Networks, Inc. (d)	6,762	215,032
UTStarcom Holdings Corp. (a)	2,675	5,591
ViaSat, Inc. (a)(d)	3,539	222,922
Westell Technologies, Inc. Class A (a)	5,368	5,529
Wi-Lan, Inc.	9,224	19,285
		24,448,871
Electronic Equipment & Components - 1.0%
Agilysys, Inc. (a)	2,030	18,331
CDW Corp.	12,702	471,244
Cognex Corp.	6,678	337,039
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Coherent, Inc. (a)	1,773	$ 110,352
Control4 Corp. (a)(d)	1,696	15,434
CUI Global, Inc. (a)	2,018	10,897
Daktronics, Inc.	3,399	36,641
Deswell Industries, Inc.	1,659	3,086
DTS, Inc. (a)	1,166	36,997
Echelon Corp. (a)	3,538	3,234
Electro Rent Corp.	2,088	21,444
Electro Scientific Industries, Inc.	2,581	14,118
FARO Technologies, Inc. (a)	1,334	58,202
FEI Co.	3,177	259,243
Flextronics International Ltd. (a)	43,717	531,162
FLIR Systems, Inc.	10,791	329,665
GSI Group, Inc. (a)	2,900	43,297
Hollysys Automation Technologies Ltd.	4,441	113,068
I. D. Systems Inc. (a)	1,161	7,616
Identiv, Inc. (a)	593	3,505
II-VI, Inc. (a)	4,594	85,770
Insight Enterprises, Inc. (a)	3,145	92,243
IPG Photonics Corp. (a)(d)	4,005	379,834
Itron, Inc. (a)	2,971	106,629
Kimball Electronics, Inc. (a)	1,915	29,836
Littelfuse, Inc.	1,601	154,817
LoJack Corp. (a)	2,031	7,332
Maxwell Technologies, Inc. (a)(d)	2,117	10,797
Mercury Systems, Inc. (a)	3,085	42,110
Mesa Laboratories, Inc.	263	23,212
MTS Systems Corp.	1,110	75,524
Multi-Fineline Electronix, Inc. (a)	2,152	53,929
National Instruments Corp.	9,632	288,093
Neonode, Inc. (a)(d)	2,681	10,965
NetList, Inc. (a)(d)	4,390	2,327
Newport Corp. (a)	3,402	64,264
Orbotech Ltd. (a)	2,726	56,973
OSI Systems, Inc. (a)	1,374	99,258
PC Connection, Inc.	2,415	60,182
PC Mall, Inc. (a)	1,874	18,159
Plexus Corp. (a)	2,702	122,887
RadiSys Corp. (a)	1,804	5,232
Richardson Electronics Ltd.	930	7,989
Rofin-Sinar Technologies, Inc. (a)	2,157	61,367
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Sanmina Corp. (a)	5,952	$ 128,920
ScanSource, Inc. (a)	2,326	90,481
Speed Commerce, Inc. (a)	2,814	718
Tech Data Corp. (a)	2,813	177,557
Trimble Navigation Ltd. (a)	19,734	462,565
TTM Technologies, Inc. (a)	5,610	55,427
Uni-Pixel, Inc. (a)(d)	2,516	7,699
Universal Display Corp. (a)(d)	3,569	191,691
Viasystems Group, Inc. (a)	1,366	24,957
Zebra Technologies Corp. Class A (a)	3,828	419,702
		5,844,021
Internet Software & Services - 10.6%
21Vianet Group, Inc. ADR (a)(d)	3,335	60,230
Actua Corp. (a)	2,813	35,753
Akamai Technologies, Inc. (a)	13,078	997,459
Angie's List, Inc. (a)(d)	4,990	31,287
Apigee Corp.	2,100	29,505
Autobytel, Inc. (a)	673	11,279
Baidu.com, Inc. sponsored ADR (a)	20,619	4,070,191
Bazaarvoice, Inc. (a)	5,307	30,356
Benefitfocus, Inc. (a)(d)	2,321	83,277
Blucora, Inc. (a)(d)	3,961	62,821
Borderfree, Inc. (a)	1,713	23,965
Brightcove, Inc. (a)	2,784	19,627
Carbonite, Inc. (a)	1,984	21,784
China Finance Online Co. Ltd. ADR (a)(d)	1,769	9,942
ChinaCache International Holdings Ltd. sponsored ADR (a)	1,138	15,067
Cimpress NV (a)	2,477	203,907
comScore, Inc. (a)	2,802	158,537
Constant Contact, Inc. (a)(d)	2,320	63,243
Cornerstone OnDemand, Inc. (a)	4,100	127,633
CoStar Group, Inc. (a)	2,279	476,106
Criteo SA sponsored ADR (a)	3,248	156,001
DealerTrack Holdings, Inc. (a)(d)	4,037	168,343
EarthLink Holdings Corp.	8,613	59,774
eBay, Inc. (a)	90,261	5,538,415
eGain Communications Corp. (a)	1,798	8,181
Endurance International Group Holdings, Inc. (a)	10,217	207,712
Equinix, Inc.	4,090	1,096,406
Facebook, Inc. Class A (a)	166,655	13,197,409
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Five9, Inc. (a)	5,430	$ 27,639
GigaMedia Ltd. (a)	4,119	3,088
Global Sources Ltd. (a)(d)	6,315	33,280
Gogo, Inc. (a)(d)	6,182	132,295
Google, Inc.:
Class A (a)	21,868	11,925,058
Class C	24,991	13,297,961
HomeAway, Inc. (a)	6,760	189,753
Hortonworks, Inc. (d)	3,385	88,924
IAC/InterActiveCorp	5,862	440,060
Internap Network Services Corp. (a)	4,415	43,002
iPass, Inc. (a)	11,286	11,963
j2 Global, Inc.	3,459	229,712
Limelight Networks, Inc. (a)	8,235	35,987
Liquidity Services, Inc. (a)(d)	2,297	22,786
LiveDeal, Inc. (a)(d)	1,283	3,657
LivePerson, Inc. (a)	4,437	42,462
LogMeIn, Inc. (a)	2,032	128,971
Marchex, Inc. Class B	2,627	12,767
Marketo, Inc. (a)(d)	3,053	91,071
MercadoLibre, Inc. (d)	3,312	480,671
Net Element International, Inc. (a)	1,870	1,141
NetEase, Inc. sponsored ADR	5,510	779,169
NIC, Inc.	5,431	91,512
Perion Network Ltd. (a)	10,280	34,644
Points International Ltd. (a)(d)	1,541	22,098
QuinStreet, Inc. (a)	3,377	20,026
RealNetworks, Inc. (a)	2,673	14,889
Rediff.com India Ltd. sponsored ADR (a)	1,160	2,111
Reis, Inc.	725	15,747
RetailMeNot, Inc. (a)	3,973	80,096
Rocket Fuel, Inc. (a)(d)	2,671	22,143
SciQuest, Inc. (a)	1,542	23,531
Sify Technologies Ltd. sponsored ADR	3,364	4,575
SINA Corp. (a)	4,944	201,369
Sohu.com, Inc. (a)	2,850	181,488
SPS Commerce, Inc. (a)	1,324	86,086
Stamps.com, Inc. (a)	1,305	87,813
Support.com, Inc. (a)	5,307	7,642
TechTarget, Inc. (a)	2,900	26,825
TheStreet.com, Inc.	5,174	10,089
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Travelzoo, Inc. (a)	1,451	$ 17,499
TrueCar, Inc.	5,267	72,843
Tucows, Inc. (a)	1,118	30,477
United Online, Inc. (a)	885	15,302
Unwired Planet, Inc. (a)	29,839	20,058
VeriSign, Inc. (a)(d)	8,453	534,145
Web.com Group, Inc. (a)	3,956	89,683
WebMD Health Corp. (a)	3,053	140,133
Weibo Corp. sponsored ADR (a)(d)	3,247	51,465
Wix.com Ltd. (a)(d)	2,728	67,954
Xoom Corp. (a)(d)	3,106	58,424
Yahoo!, Inc. (a)	69,991	3,005,064
Yandex NV (a)	18,255	329,138
YY, Inc. ADR (a)(d)	2,575	166,963
Zillow Group, Inc. (a)(d)	4,240	387,494
		60,904,953
IT Services - 2.2%
Acxiom Corp. (a)	5,613	93,007
Amdocs Ltd.	11,736	643,720
Automatic Data Processing, Inc.	35,325	3,020,641
Blackhawk Network Holdings, Inc. (a)	4,539	156,142
BluePhoenix Solutions Ltd. (a)	609	1,291
Cardtronics, Inc. (a)	3,457	126,181
Cass Information Systems, Inc.	899	44,824
China Information Technology, Inc. (a)	4,092	14,322
Cognizant Technology Solutions Corp. Class A (a)	45,396	2,938,029
Computer Task Group, Inc.	1,375	10,216
CSG Systems International, Inc.	2,616	81,593
Datalink Corp. (a)	1,746	16,133
Euronet Worldwide, Inc. (a)	3,834	229,273
ExlService Holdings, Inc. (a)	2,793	100,269
Fiserv, Inc. (a)	17,599	1,410,560
Forrester Research, Inc.	1,227	41,730
Hackett Group, Inc.	3,277	38,767
iGATE Corp. (a)	5,729	272,185
Information Services Group, Inc.	5,408	20,659
Innodata, Inc. (a)	2,437	6,702
Jack Henry & Associates, Inc.	6,119	398,225
Lionbridge Technologies, Inc. (a)	4,148	22,897
ManTech International Corp. Class A	1,542	43,916
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mattersight Corp. (a)	2,033	$ 12,117
ModusLink Global Solutions, Inc. (a)	3,219	11,106
MoneyGram International, Inc. (a)	3,780	36,742
NCI, Inc. Class A	939	9,953
Net 1 UEPS Technologies, Inc. (a)	3,862	55,999
Paychex, Inc.	27,124	1,340,197
Perficient, Inc. (a)	2,930	55,436
PFSweb, Inc. (a)	784	11,595
Planet Payment, Inc. (a)	5,963	13,476
PRG-Schultz International, Inc. (a)	3,341	14,199
QIWI PLC Class B sponsored ADR	2,478	74,885
Sabre Corp.	20,428	532,967
ServiceSource International, Inc. (a)	5,022	21,996
Sykes Enterprises, Inc. (a)	3,306	80,104
Syntel, Inc. (a)	6,274	298,078
Teletech Holdings, Inc.	3,774	95,935
Virtusa Corp. (a)	2,015	91,683
		12,487,750
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Energy Industries, Inc. (a)	2,900	82,708
Advanced Micro Devices, Inc. (a)(d)	57,107	130,204
Aixtron AG sponsored ADR (a)	356	2,720
Alpha & Omega Semiconductor Ltd. (a)	2,218	18,188
Altera Corp.	22,597	1,103,863
Ambarella, Inc. (a)	2,152	194,132
Amkor Technology, Inc. (a)	17,795	120,294
Amtech Systems, Inc. (a)	765	8,560
ANADIGICS, Inc. (a)(d)	11,934	10,358
Analog Devices, Inc.	23,206	1,577,080
Applied Materials, Inc.	91,132	1,834,487
Applied Micro Circuits Corp. (a)(d)	4,674	29,867
ARM Holdings PLC sponsored ADR (d)	9,329	496,956
ASM International NV (depositary receipt)	407	19,988
ASML Holding NV	6,136	689,073
Atmel Corp.	31,644	280,682
Audience, Inc. (a)	1,834	8,785
Avago Technologies Ltd.	19,025	2,817,032
Axcelis Technologies, Inc. (a)	8,817	28,214
AXT, Inc. (a)	3,837	9,708
Broadcom Corp. Class A	40,531	2,304,187
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Brooks Automation, Inc.	5,461	$ 61,382
Cabot Microelectronics Corp. (a)	1,891	87,326
Camtek Ltd. (a)	2,872	8,358
Canadian Solar, Inc. (a)	3,839	125,382
Cascade Microtech, Inc. (a)	1,549	24,799
Cavium, Inc. (a)	4,188	294,710
Ceva, Inc. (a)	2,030	41,696
China Sunergy Co. Ltd. ADR (a)	846	1,464
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	2,075	48,182
Cirrus Logic, Inc. (a)	4,673	176,406
Cohu, Inc.	1,711	22,945
Cree, Inc. (a)(d)	7,975	241,483
Cypress Semiconductor Corp.	24,571	337,360
Diodes, Inc. (a)	3,138	83,094
DSP Group, Inc. (a)	2,523	28,207
Entegris, Inc. (a)	10,092	140,582
EZchip Semiconductor Ltd. (a)	1,972	33,031
Fairchild Semiconductor International, Inc. (a)	9,204	183,344
First Solar, Inc. (a)(d)	7,456	370,638
FormFactor, Inc. (a)	3,578	33,311
GSI Technology, Inc. (a)	1,492	7,535
Hanwha Solarone Co. Ltd. ADR (a)(d)	3,457	7,502
Himax Technologies, Inc. sponsored ADR (d)	7,808	48,878
Ikanos Communications, Inc. (a)	359	664
Integrated Device Technology, Inc. (a)	11,720	277,237
Integrated Silicon Solution, Inc.	1,949	39,993
Intel Corp.	352,972	12,163,415
Intermolecular, Inc. (a)	2,900	5,452
Intersil Corp. Class A	9,547	128,885
IXYS Corp.	3,138	38,252
JA Solar Holdings Co. Ltd. ADR (a)(d)	4,446	37,658
KLA-Tencor Corp.	12,142	724,392
Kopin Corp. (a)	6,386	22,223
Kulicke & Soffa Industries, Inc. (a)	6,569	87,105
Lam Research Corp.	11,982	985,520
Lattice Semiconductor Corp. (a)	9,455	59,188
Linear Technology Corp.	17,913	857,137
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	3,991	152,297
Marvell Technology Group Ltd.	38,557	539,412
Mattson Technology, Inc. (a)	4,206	16,403
Maxim Integrated Products, Inc.	21,015	736,996
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mellanox Technologies Ltd. (a)	3,279	$ 164,999
Micrel, Inc.	4,620	64,310
Microchip Technology, Inc.	14,971	735,525
Micron Technology, Inc. (a)	80,310	2,243,058
Microsemi Corp. (a)	7,200	262,008
MKS Instruments, Inc.	3,781	142,582
Monolithic Power Systems, Inc.	2,788	152,225
MoSys, Inc. (a)	6,769	15,027
Nanometrics, Inc. (a)(d)	1,543	23,978
Nova Measuring Instruments Ltd. (a)	2,118	25,924
NVE Corp.	435	31,246
NVIDIA Corp.	40,505	896,376
NXP Semiconductors NV (a)(d)	17,105	1,920,036
O2Micro International Ltd. sponsored ADR (a)	3,138	6,998
Omnivision Technologies, Inc. (a)	4,061	109,485
ON Semiconductor Corp. (a)	32,118	425,885
PDF Solutions, Inc. (a)	2,610	41,577
Pericom Semiconductor Corp.	2,616	34,243
Photronics, Inc. (a)	4,322	43,609
Pixelworks, Inc. (a)(d)	1,144	5,697
PMC-Sierra, Inc. (a)	13,664	124,069
Power Integrations, Inc.	2,443	124,007
Qorvo, Inc. (a)	11,044	907,265
QuickLogic Corp. (a)	7,988	12,142
Rambus, Inc. (a)(d)	8,616	131,739
Rubicon Technology, Inc. (a)	1,833	4,931
SemiLEDs Corp. (a)	2,122	1,630
Semtech Corp. (a)	5,023	107,291
Sigma Designs, Inc. (a)	2,210	18,940
Silicon Laboratories, Inc. (a)	3,146	174,414
Silicon Motion Technology Corp. sponsored ADR	2,379	84,359
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	4,077	33,309
Skyworks Solutions, Inc.	14,179	1,550,615
SolarEdge Technologies, Inc.	2,200	82,368
SunEdison Semiconductor Ltd. (d)	3,028	73,217
SunPower Corp. (a)(d)	9,990	303,596
Synaptics, Inc. (a)	2,610	260,060
Tessera Technologies, Inc.	3,889	149,921
Texas Instruments, Inc.	78,056	4,364,892
Tower Semiconductor Ltd. (a)	4,583	70,716
Ultra Clean Holdings, Inc. (a)	2,060	13,328
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultratech, Inc. (a)	1,919	$ 38,265
Veeco Instruments, Inc. (a)(d)	2,902	87,873
Vimicro International Corp. sponsored ADR (a)(d)	3,227	48,050
Xcerra Corp. (a)	3,919	30,255
Xilinx, Inc.	19,541	926,634
		48,115,604
Software - 9.2%
ACI Worldwide, Inc. (a)	9,135	217,504
Activision Blizzard, Inc.	54,061	1,365,581
Adobe Systems, Inc. (a)	37,259	2,946,814
Advent Software, Inc.	4,060	177,666
Allot Communications Ltd. (a)(d)	3,210	24,717
American Software, Inc. Class A	756	6,645
ANSYS, Inc. (a)	6,717	597,813
Aspen Technology, Inc. (a)(d)	6,884	294,635
Autodesk, Inc. (a)	16,856	912,752
Blackbaud, Inc.	3,287	168,492
Bottomline Technologies, Inc. (a)	2,999	78,964
BroadSoft, Inc. (a)	2,040	74,480
CA Technologies, Inc.	33,324	1,014,716
Cadence Design Systems, Inc. (a)	21,578	427,029
Callidus Software, Inc. (a)	3,140	44,965
CDK Global, Inc.	12,044	641,825
Changyou.com Ltd. (A Shares) ADR (a)	710	22,138
Check Point Software Technologies Ltd. (a)(d)	13,864	1,174,558
China Mobile Games & Entertainment Group Ltd. ADR	590	11,706
Citrix Systems, Inc. (a)	12,017	781,225
ClickSoftware Technologies Ltd. (a)	2,125	26,733
CommVault Systems, Inc. (a)	3,231	143,553
Comverse, Inc. (a)	1,542	37,116
Covisint Corp. (a)	4,914	13,219
CyberArk Software Ltd. (a)(d)	2,054	127,738
Datawatch Corp. (a)(d)	991	7,006
Descartes Systems Group, Inc. (a)	6,222	94,661
Digimarc Corp. (d)	754	23,291
Ebix, Inc. (d)	2,477	88,181
Electronic Arts, Inc. (a)	23,003	1,443,553
EnerNOC, Inc. (a)(d)	2,621	25,214
Envivio, Inc. (a)	2,910	4,976
EPIQ Systems, Inc.	2,900	48,633
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
ePlus, Inc. (a)	553	$ 42,940
FalconStor Software, Inc. (a)	4,902	7,059
FireEye, Inc. (a)(d)	11,226	522,795
Fortinet, Inc. (a)	12,006	480,960
Glu Mobile, Inc. (a)	10,246	66,394
Guidance Software, Inc. (a)	2,996	20,433
Informatica Corp. (a)	8,056	389,910
Interactive Intelligence Group, Inc. (a)	1,423	61,516
Intuit, Inc.	20,659	2,151,635
Jive Software, Inc. (a)	4,817	27,120
KongZhong Corp. sponsored ADR	1,924	12,063
Magic Software Enterprises Ltd.	3,626	23,424
Majesco Entertainment Co. (a)	668	929
Manhattan Associates, Inc. (a)	5,488	301,017
Mentor Graphics Corp.	8,919	232,875
Microsoft Corp.	611,319	28,646,408
MicroStrategy, Inc. Class A (a)	667	117,379
Mitek Systems, Inc. (a)(d)	1,806	5,960
MobileIron, Inc.	5,380	32,388
Monotype Imaging Holdings, Inc.	2,993	77,638
NetScout Systems, Inc. (a)(d)	3,282	131,543
NICE Systems Ltd. sponsored ADR	3,051	191,298
Nuance Communications, Inc. (a)	23,935	403,783
Open Text Corp. (d)	8,997	383,219
Parametric Technology Corp. (a)	8,420	347,493
Park City Group, Inc. (a)	1,745	20,120
Pegasystems, Inc.	5,954	130,154
Perfect World Co. Ltd. sponsored ADR Class B (a)	3,045	60,230
Progress Software Corp. (a)	4,208	110,797
Proofpoint, Inc. (a)(d)	3,149	186,200
QAD, Inc.:
Class A	1,203	28,752
Class B	319	6,664
Qlik Technologies, Inc. (a)	6,856	247,982
Qualys, Inc. (a)	2,757	112,265
RealPage, Inc. (a)	6,094	111,276
Rovi Corp. (a)(d)	6,675	111,873
Sapiens International Corp. NV	4,474	40,490
SeaChange International, Inc. (a)	2,529	17,096
Shanda Games Ltd. sponsored ADR (a)	5,004	34,803
Smith Micro Software, Inc. (a)	2,582	2,918
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Splunk, Inc. (a)	9,063	$ 612,840
SS&C Technologies Holdings, Inc.	6,089	358,825
Sungy Mobile Ltd. ADR (a)	726	3,361
Symantec Corp.	50,742	1,249,522
Synchronoss Technologies, Inc. (a)(d)	3,208	141,280
Synopsys, Inc. (a)	11,219	559,716
Take-Two Interactive Software, Inc. (a)	6,359	174,046
Tangoe, Inc. (a)(d)	2,536	32,233
TeleCommunication Systems, Inc. Class A (a)	2,900	9,280
TeleNav, Inc. (a)	3,404	30,738
The9 Ltd. sponsored ADR (a)	1,514	2,347
TigerLogic Corp. (a)	1,897	722
TiVo, Inc. (a)	8,795	92,611
Tubemogul, Inc. (a)(d)	3,045	51,552
Ultimate Software Group, Inc. (a)(d)	2,146	347,201
Varonis Systems, Inc. (a)	1,976	39,876
Vasco Data Security International, Inc. (a)(d)	3,000	79,920
Verint Systems, Inc. (a)	4,644	300,327
Vringo, Inc. (a)	7,174	4,221
Yodlee, inc.	2,655	38,073
Zix Corp. (a)	4,296	19,719
Zynga, Inc. (a)	55,655	164,182
		53,280,490
Technology Hardware, Storage & Peripherals - 10.9%
Apple, Inc.	433,936	56,533,152
Astro-Med, Inc.	1,093	15,597
Avid Technology, Inc. (a)	3,676	65,470
BlackBerry Ltd. (a)(d)	39,993	392,662
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	2,291	2,680
Concurrent Computer Corp.	3,196	19,719
Cray, Inc. (a)(d)	2,879	88,040
Dot Hill Systems Corp. (a)	6,589	46,387
Electronics for Imaging, Inc. (a)	3,725	161,032
Hutchinson Technology, Inc. (a)	2,036	4,255
Immersion Corp. (a)	2,581	31,204
Intevac, Inc. (a)	1,751	9,525
Logitech International SA	12,570	201,497
NetApp, Inc.	23,461	783,597
QLogic Corp. (a)	6,270	97,310
Qumu Corp. (a)	764	5,768
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
SanDisk Corp.	15,594	$ 1,066,318
Seagate Technology LLC (d)	24,460	1,360,954
Silicon Graphics International Corp. (a)	1,949	12,513
Smart Technologies, Inc. Class A (a)(d)	2,989	3,288
Stratasys Ltd. (a)(d)	3,685	131,039
Super Micro Computer, Inc. (a)	3,859	129,122
Western Digital Corp.	17,211	1,675,663
		62,836,792
TOTAL INFORMATION TECHNOLOGY		267,918,481
MATERIALS - 0.7%
Chemicals - 0.4%
A. Schulman, Inc.	2,504	107,096
Balchem Corp.	2,320	130,987
Burcon NutraScience Corp. (a)	2,180	5,364
Codexis, Inc. (a)	5,721	23,685
Gulf Resources, Inc. (a)	2,262	4,999
Hawkins, Inc.	583	23,763
Innophos Holdings, Inc.	1,566	81,604
Innospec, Inc.	1,972	84,559
Marrone Bio Innovations, Inc. (a)(d)	1,773	3,723
Metabolix, Inc. (a)(d)	328	1,437
Methanex Corp.	6,873	381,453
Rentech, Inc. (a)	17,056	20,126
Senomyx, Inc. (a)(d)	2,901	16,449
Sigma Aldrich Corp.	9,107	1,268,605
		2,153,850
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)(d)	1,396	52,755
United States Lime & Minerals, Inc.	262	15,560
		68,315
Containers & Packaging - 0.0%
AEP Industries, Inc. (a)	580	29,017
Silgan Holdings, Inc.	5,072	275,612
UFP Technologies, Inc. (a)	930	18,442
		323,071
Metals & Mining - 0.3%
Century Aluminum Co. (a)	6,700	74,906
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
China Gerui Adv Mat Group Ltd. (a)	301	$ 593
China Natural Resources, Inc. (a)	1,572	3,207
Globe Specialty Metals, Inc.	5,321	102,855
Handy & Harman Ltd. (a)	794	25,154
Haynes International, Inc.	841	39,653
Horsehead Holding Corp. (a)(d)	4,157	51,630
Kaiser Aluminum Corp.	1,431	116,097
Mountain Province Diamonds, Inc. (a)	4,000	16,565
Olympic Steel, Inc.	928	16,277
Pan American Silver Corp.	11,574	109,259
Randgold Resources Ltd. sponsored ADR (d)	3,770	272,307
Royal Gold, Inc.	4,794	310,507
Schnitzer Steel Industries, Inc. Class A	1,893	33,904
Silver Standard Resources, Inc. (a)	6,410	39,870
Steel Dynamics, Inc.	18,487	403,201
Sutor Technology Group Ltd. (a)	3,811	1,966
Universal Stainless & Alloy Products, Inc. (a)	503	9,079
		1,627,030
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	5,561	78,855
Pope Resources, Inc. LP	213	14,386
		93,241
TOTAL MATERIALS		4,265,507
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
8x8, Inc. (a)	6,325	52,751
Alaska Communication Systems Group, Inc. (a)	3,956	9,574
Atlantic Tele-Network, Inc.	1,164	78,046
B Communications Ltd.	2,032	31,902
Cogent Communications Group, Inc.	3,422	107,519
Consolidated Communications Holdings, Inc.	3,899	80,787
FairPoint Communications, Inc. (a)(d)	1,806	36,445
Frontier Communications Corp.	75,400	388,310
General Communications, Inc. Class A (a)	2,843	45,687
Hawaiian Telcom Holdco, Inc. (a)	672	17,008
inContact, Inc. (a)	4,849	47,132
Inteliquent, Inc.	2,496	44,004
Internet Gold Golden Lines Ltd. (a)	1,392	5,846
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Iridium Communications, Inc. (a)(d)	7,512	$ 77,749
Lumos Networks Corp.	1,745	24,901
magicJack VocalTec Ltd. (a)(d)	1,343	11,080
ORBCOMM, Inc. (a)	5,226	35,746
pdvWireless	1,350	63,909
Towerstream Corp. (a)(d)	3,057	6,450
Windstream Holdings, Inc. (d)	7,393	60,142
		1,224,988
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series A sponsored ADR	1,138	23,989
Boingo Wireless, Inc. (a)(d)	2,407	21,639
Leap Wireless International, Inc. rights (a)	4,142	10,438
NTELOS Holdings Corp.	1,745	15,094
Partner Communications Co. Ltd. ADR (a)	1,108	2,604
SBA Communications Corp. Class A (a)	9,688	1,083,215
Shenandoah Telecommunications Co.	1,717	53,965
Spok Holdings, Inc.	1,740	30,189
VimpelCom Ltd. sponsored ADR (d)	132,024	819,869
Vodafone Group PLC sponsored ADR	31,882	1,244,354
		3,305,356
TOTAL TELECOMMUNICATION SERVICES		4,530,344
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	2,686	104,029
Otter Tail Corp.	2,756	74,467
		178,496
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	931	19,197
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC (d)	6,072	233,408
Pattern Energy Group, Inc.	5,169	147,006
Terraform Power, Inc.	4,181	167,784
		548,198
Water Utilities - 0.0%
Artesian Resources Corp. Class A	725	15,457
Cadiz, Inc. (a)	1,471	12,665
Connecticut Water Service, Inc.	899	31,690
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Consolidated Water Co., Inc.	1,363	$ 16,342
Middlesex Water Co.	769	16,787
Pure Cycle Corp. (a)(d)	813	4,260
York Water Co.	818	18,290
		115,491
TOTAL UTILITIES		861,382
TOTAL COMMON STOCKS (Cost $455,591,707)		575,183,305
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 0.15% (b)	791,037	791,037
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	46,210,450	46,210,450
TOTAL MONEY MARKET FUNDS (Cost $47,001,487)		47,001,487
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $502,593,194)		622,184,792
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(44,412,225)
NET ASSETS - 100%		$ 577,772,567
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 471
Fidelity Securities Lending Cash Central Fund	235,944
Total	$ 236,415
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,914,316	$ 102,914,316	$ -	$ -
Consumer Staples	28,534,596	28,534,596	-	-
Energy	4,554,935	4,554,935	-	-
Financials	37,188,713	37,188,575	138	-
Health Care	99,525,994	99,519,922	214	5,858
Industrials	24,889,037	24,889,037	-	-
Information Technology	267,918,481	267,918,481	-	-
Materials	4,265,507	4,265,507	-	-
Telecommunication Services	4,530,344	4,519,906	-	10,438
Utilities	861,382	861,382	-	-
Money Market Funds	47,001,487	47,001,487	-	-
Total Investments in Securities:	$ 622,184,792	$ 622,168,144	$ 352	$ 16,296

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,729,959) - See accompanying schedule: Unaffiliated issuers (cost $455,591,707)	$ 575,183,305
Fidelity Central Funds (cost $47,001,487)	47,001,487
Total Investments (cost $502,593,194)		$ 622,184,792
Foreign currency held at value (cost $3,978)		3,975
Receivable for investments sold		2,031,760
Dividends receivable		556,501
Distributions receivable from Fidelity Central Funds		43,224
Prepaid expenses		132
Receivable from investment adviser for expense reductions		116,090
Other receivables		4,600
Total assets		624,941,074

Liabilities
Payable to custodian bank	$ 38,556
Payable for investments purchased	517,098
Accrued management fee	114,523
Distribution and service plan fees payable	128,213
Other affiliated payables	17,461
Other payables and accrued expenses	142,206
Collateral on securities loaned, at value	46,210,450
Total liabilities		47,168,507

Net Assets		$ 577,772,567
Net Assets consist of:
Paid in capital		$ 435,183,196
Undistributed net investment income		1,090,518
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,907,235
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,591,618
Net Assets, for 2,900,000 shares outstanding		$ 577,772,567
Net Asset Value, offering price and redemption price per share ($577,772,567 ÷ 2,900,000 shares)		$ 199.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 3,266,496
Interest		569
Income from Fidelity Central Funds (including $235,944 from security lending)		236,415
Total income		3,503,480

Expenses
Management fee	$ 638,561
Transfer agent and custody fees	40,255
Distribution and service plan fees	239,622
Licensing fees	167,248
Accounting and security lending fees	101,966
Independent trustees' compensation	1,070
Audit	34,532
Legal	390
Miscellaneous	965
Total expenses before reductions	1,224,609
Expense reductions	(666,705)	557,904
Net investment income (loss)		2,945,576
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,457,238
Foreign currency transactions	269
Total net realized gain (loss)		23,457,507
Change in net unrealized appreciation (depreciation) on: Investment securities	7,766,208
Assets and liabilities in foreign currencies	(87)
Total change in net unrealized appreciation (depreciation)		7,766,121
Net gain (loss)		31,223,628
Net increase (decrease) in net assets resulting from operations		$ 34,169,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,945,576	$ 5,110,712
Net realized gain (loss)	23,457,507	8,928,541
Change in net unrealized appreciation (depreciation)	7,766,121	52,101,929
Net increase (decrease) in net assets resulting from operations	34,169,204	66,141,182
Distributions to shareholders from net investment income	(2,825,000)	(4,489,000)
Share transactions Proceeds from sales of shares	113,785,669	138,314,248
Cost of shares redeemed	(38,469,901)	(16,983,481)
Net increase (decrease) in net assets resulting from share transactions	75,315,768	121,330,767
Total increase (decrease) in net assets	106,659,972	182,982,949

Net Assets
Beginning of period	471,112,595	288,129,646
End of period (including undistributed net investment income of $1,090,518 and undistributed net investment income of $969,942, respectively)	$ 577,772,567	$ 471,112,595
Other Information Shares
Sold	600,000	800,000
Redeemed	(200,000)	(100,000)
Net increase (decrease)	400,000	700,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 188.45	$ 160.07	$ 118.93	$ 103.48	$ 98.68	$ 84.65
Income from Investment Operations
Net investment income (loss) D	1.06	2.37G	1.75	1.35	.93	.71
Net realized and unrealized gain (loss)	10.76	28.15	41.06	15.29	4.74	13.92
Total from investment operations	11.82	30.52	42.81	16.64	5.67	14.63
Distributions from net investment income	(1.04)	(2.14)	(1.67)	(1.19)	(.87)	(.60)
Net asset value, end of period	$ 199.23	$ 188.45	$ 160.07	$ 118.93	$ 103.48	$ 98.68
Total ReturnB, C	6.30%	19.23%	36.35%	16.13%	5.75%	17.35%
Ratios to Average Net AssetsE,H
Expenses before reductions	.46%A	.48%	.51%	.52%	.53%	.58%
Expenses net of fee waivers, if any	.21%A	.21%	.26%	.30%	.30%	.30%
Expenses net of all reductions	.21%A	.21%	.26%	.30%	.30%	.30%
Net investment income (loss)	1.11%A	1.40% G	1.28%	1.16%	.88%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 577,773	$ 471,113	$ 288,130	$ 178,392	$ 155,223	$ 148,024
Portfolio turnover rateF, I	7%A	7%	10%	10%	6%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.46 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity® Nasdaq Composite Index® Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 143,734,725
Gross unrealized depreciation	(24,914,182)
Net unrealized appreciation (depreciation) on securities	$ 118,820,543

Tax cost	$ 503,364,249

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (8,909)
2017	(1,453,838)
2018	(118,806)
Total with expiration	$ (1,581,553)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $22,182,834 and $18,379,138, respectively.

Securities received and delivered in-kind through subscriptions and redemptions totaled $113,388,383 and $38,352,254, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a distribution fee based on .09% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Effective July 1, 2015, the Board of Trustees approved the elimination of the distribution fee paid by the Fund.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, the investment adviser pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. The investment adviser has entered into a sub-license agreement with the Fund whereby the Fund pays the investment adviser the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .21% of average net assets. This waiver will remain in place through January 31, 2016. During the period this waiver reduced the Fund's expenses by $666,682.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

8. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer Agent

JPMorgan Chase Bank
New York, NY

Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ETF-SANN-0715
1.795572.111
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Series

100 Index

Fund

Fidelity Series 100 Index Fund

Class F

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series 100 Index Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Series 100 Index	.10%
Actual		$ 1,000.00	$ 1,022.20	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class F	.05%
Actual		$ 1,000.00	$ 1,021.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.5	6.2
Microsoft Corp.	3.3	3.4
Exxon Mobil Corp.	3.1	3.4
Johnson & Johnson	2.4	2.7
General Electric Co.	2.3	2.3
Wells Fargo & Co.	2.2	2.2
Berkshire Hathaway, Inc. Class B	2.2	2.4
JPMorgan Chase & Co.	2.1	2.0
Pfizer, Inc.	1.8	1.7
Procter & Gamble Co.	1.8	2.1
	27.7
Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.5	24.7
Health Care	16.1	13.8
Financials	14.7	14.9
Consumer Staples	10.6	11.3
Consumer Discretionary	10.5	9.9
Industrials	9.4	9.9
Energy	8.4	8.7
Telecommunication Services	3.3	3.4
Materials	1.5	1.8
Utilities	0.6	0.7

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.9%
Ford Motor Co.	1,203,147	$ 18,251,740
General Motors Co.	411,408	14,798,346
		33,050,086
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	292,311	28,041,394
Starbucks Corp.	456,083	23,698,073
		51,739,467
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	115,814	49,710,843
Media - 3.9%
Comcast Corp. Class A	772,831	45,179,700
The Walt Disney Co.	475,547	52,486,122
Time Warner, Inc.	252,592	21,338,972
Twenty-First Century Fox, Inc. Class A	556,107	18,685,195
		137,689,989
Multiline Retail - 0.4%
Target Corp.	193,724	15,366,188
Specialty Retail - 1.8%
Home Depot, Inc.	400,799	44,657,025
Lowe's Companies, Inc.	295,897	20,706,872
		65,363,897
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	212,832	21,638,629
TOTAL CONSUMER DISCRETIONARY		374,559,099
CONSUMER STAPLES - 10.6%
Beverages - 2.6%
PepsiCo, Inc.	450,843	43,474,790
The Coca-Cola Co.	1,195,141	48,952,975
		92,427,765
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	133,812	19,080,253
CVS Health Corp.	342,231	35,037,610
Wal-Mart Stores, Inc.	480,342	35,675,000
Walgreens Boots Alliance, Inc.	265,201	22,764,854
		112,557,717
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.6%
Mondelez International, Inc.	501,667	$ 20,864,331
Household Products - 2.3%
Colgate-Palmolive Co.	259,324	17,320,250
Procter & Gamble Co.	821,324	64,383,588
		81,703,838
Tobacco - 1.9%
Altria Group, Inc.	598,941	30,665,779
Philip Morris International, Inc.	470,478	39,082,607
		69,748,386
TOTAL CONSUMER STAPLES		377,302,037
ENERGY - 8.4%
Energy Equipment & Services - 1.3%
Halliburton Co.	258,416	11,732,086
Schlumberger Ltd.	387,869	35,206,869
		46,938,955
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	154,091	12,883,549
Chevron Corp.	571,831	58,898,593
ConocoPhillips Co.	374,533	23,850,261
Devon Energy Corp.	117,529	7,665,241
Exxon Mobil Corp.	1,275,759	108,694,667
Kinder Morgan, Inc.	518,261	21,502,649
Occidental Petroleum Corp.	234,352	18,323,983
		251,818,943
TOTAL ENERGY		298,757,898
FINANCIALS - 14.7%
Banks - 7.9%
Bank of America Corp.	3,199,385	52,789,853
Citigroup, Inc.	922,705	49,899,886
JPMorgan Chase & Co.	1,133,916	74,588,994
U.S. Bancorp	541,725	23,353,765
Wells Fargo & Co.	1,425,967	79,797,113
		280,429,611
Capital Markets - 1.7%
Bank of New York Mellon Corp.	338,775	14,689,284
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	123,214	$ 25,405,495
Morgan Stanley	468,905	17,912,171
		58,006,950
Consumer Finance - 1.0%
American Express Co.	266,573	21,251,200
Capital One Financial Corp.	167,759	14,017,942
		35,269,142
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	554,650	79,314,950
Insurance - 1.4%
Allstate Corp.	126,651	8,526,145
American International Group, Inc.	417,408	24,464,283
MetLife, Inc.	339,855	17,760,822
		50,751,250
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	94,541	17,149,737
TOTAL FINANCIALS		520,921,640
HEALTH CARE - 16.1%
Biotechnology - 4.0%
Amgen, Inc.	230,797	36,064,339
Biogen, Inc. (a)	71,355	28,327,221
Celgene Corp. (a)	243,489	27,864,881
Gilead Sciences, Inc.	452,982	50,856,289
		143,112,730
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	458,935	22,304,241
Baxter International, Inc.	165,019	10,991,916
Medtronic PLC	433,415	33,078,233
		66,374,390
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	290,054	34,867,391
Pharmaceuticals - 9.2%
AbbVie, Inc.	523,228	34,841,753
Actavis PLC (a)	118,760	36,436,756
Bristol-Myers Squibb Co.	505,511	32,656,011
Eli Lilly & Co.	297,376	23,462,966
Johnson & Johnson	845,648	84,683,191
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	863,198	$ 52,560,126
Pfizer, Inc.	1,864,009	64,774,313
		329,415,116
TOTAL HEALTH CARE		573,769,627
INDUSTRIALS - 9.4%
Aerospace & Defense - 3.4%
General Dynamics Corp.	95,839	13,432,794
Honeywell International, Inc.	238,036	24,803,351
Lockheed Martin Corp.	81,584	15,354,109
Raytheon Co.	93,468	9,651,506
The Boeing Co.	199,234	27,996,362
United Technologies Corp.	251,327	29,447,985
		120,686,107
Air Freight & Logistics - 1.0%
FedEx Corp.	80,134	13,880,811
United Parcel Service, Inc. Class B	211,361	20,971,238
		34,852,049
Electrical Equipment - 0.4%
Emerson Electric Co.	208,395	12,568,302
Industrial Conglomerates - 3.2%
3M Co.	193,051	30,710,553
General Electric Co.	3,061,107	83,476,388
		114,186,941
Machinery - 0.4%
Caterpillar, Inc.	184,358	15,729,425
Road & Rail - 1.0%
Norfolk Southern Corp.	93,495	8,601,540
Union Pacific Corp.	268,031	27,047,008
		35,648,548
TOTAL INDUSTRIALS		333,671,372
INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 2.3%
Cisco Systems, Inc.	1,552,538	45,504,889
QUALCOMM, Inc.	501,692	34,957,899
		80,462,788
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.6%
eBay, Inc. (a)	334,898	$ 20,549,341
Facebook, Inc. Class A (a)	638,459	50,559,568
Google, Inc.:
Class A (a)	86,850	47,361,042
Class C	87,270	46,437,240
		164,907,191
IT Services - 3.8%
Accenture PLC Class A	191,037	18,347,193
IBM Corp.	279,573	47,429,559
MasterCard, Inc. Class A	296,894	27,391,440
Visa, Inc. Class A	590,003	40,521,406
		133,689,598
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	1,440,391	49,635,874
Texas Instruments, Inc.	318,474	17,809,066
		67,444,940
Software - 4.5%
Microsoft Corp.	2,495,071	116,919,027
Oracle Corp.	974,970	42,401,445
		159,320,472
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	1,771,519	230,793,500
EMC Corp.	604,650	15,926,481
Hewlett-Packard Co.	552,786	18,463,052
		265,183,033
TOTAL INFORMATION TECHNOLOGY		871,008,022
MATERIALS - 1.5%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	275,370	19,554,024
Monsanto Co.	146,985	17,194,305
The Dow Chemical Co.	330,972	17,233,712
		53,982,041
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	1,578,520	$ 54,522,081
Verizon Communications, Inc.	1,263,812	62,482,865
		117,004,946
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	261,507	8,846,782
Southern Co.	276,727	12,090,203
		20,936,985
TOTAL COMMON STOCKS (Cost $3,130,492,985)		3,541,913,667
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (c) (Cost $1,997,182)	$ 2,000,000	1,998,278
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $26,556,037)	26,556,037	26,556,037
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,159,046,204)		3,570,467,982
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(15,785,927)
NET ASSETS - 100%		$ 3,554,682,055
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
32 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 3,369,600	$ (12,257)
18 CME S&P 500 Index Contracts (United States)	June 2015	9,477,000	(75,527)
TOTAL EQUITY INDEX CONTRACTS		$ 12,846,600	$ (87,784)
The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,591,628.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,229
Fidelity Securities Lending Cash Central Fund	11
Total	$ 7,240
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 374,559,099	$ 374,559,099	$ -	$ -
Consumer Staples	377,302,037	377,302,037	-	-
Energy	298,757,898	298,757,898	-	-
Financials	520,921,640	520,921,640	-	-
Health Care	573,769,627	573,769,627	-	-
Industrials	333,671,372	333,671,372	-	-
Information Technology	871,008,022	871,008,022	-	-
Materials	53,982,041	53,982,041	-	-
Telecommunication Services	117,004,946	117,004,946	-	-
Utilities	20,936,985	20,936,985	-	-
U.S. Government and Government Agency Obligations	1,998,278	-	1,998,278	-
Money Market Funds	26,556,037	26,556,037	-	-
Total Investments in Securities:	$ 3,570,467,982	$ 3,568,469,704	$ 1,998,278	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (87,784)	$ (87,784)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (87,784)
Total Value of Derivatives	$ -	$ (87,784)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,132,490,167)	$ 3,543,911,945
Fidelity Central Funds (cost $26,556,037)	26,556,037
Total Investments (cost $3,159,046,204)		$ 3,570,467,982
Receivable for fund shares sold		7,524,814
Dividends receivable		8,332,919
Distributions receivable from Fidelity Central Funds		2,488
Total assets		3,586,328,203

Liabilities
Payable for investments purchased	2,591,233
Payable for fund shares redeemed	28,559,440
Accrued management fee	148,920
Payable for daily variation margin for derivative instruments	271,505
Other affiliated payables	75,050
Total liabilities		31,646,148

Net Assets		$ 3,554,682,055
Net Assets consist of:
Paid in capital		$ 3,663,336,100
Undistributed net investment income		32,469,073
Accumulated undistributed net realized gain (loss) on investments		(552,457,112)
Net unrealized appreciation (depreciation) on investments		411,333,994
Net Assets		$ 3,554,682,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2015 (Unaudited)

Series 100 Index: Net Asset Value, offering price and redemption price per share ($1,800,570,947 ÷ 131,466,791 shares)	$ 13.70

Class F: Net Asset Value, offering price and redemption price per share ($1,754,111,108 ÷ 128,063,215 shares)	$ 13.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 39,357,124
Interest		1,277
Income from Fidelity Central Funds		7,240
Total income		39,365,641

Expenses
Management fee	$ 872,987
Transfer agent fees	443,869
Independent trustees' compensation	7,376
Interest	951
Miscellaneous	2,765
Total expenses before reductions	1,327,948
Expense reductions	(10)	1,327,938
Net investment income (loss)		38,037,703
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,163,181
Futures contracts	1,820,853
Total net realized gain (loss)		47,984,034
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,367,012)
Futures contracts	(715,922)
Total change in net unrealized appreciation (depreciation)		(10,082,934)
Net gain (loss)		37,901,100
Net increase (decrease) in net assets resulting from operations		$ 75,938,803

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,037,703	$ 65,171,984
Net realized gain (loss)	47,984,034	68,853,752
Change in net unrealized appreciation (depreciation)	(10,082,934)	336,326,291
Net increase (decrease) in net assets resulting from operations	75,938,803	470,352,027
Distributions to shareholders from net investment income	(70,740,615)	-
Share transactions - net increase (decrease)	(35,521,820)	404,368,983
Total increase (decrease) in net assets	(30,323,632)	874,721,010

Net Assets
Beginning of period	3,585,005,687	2,710,284,677
End of period (including undistributed net investment income of $32,469,073 and undistributed net investment income of $65,171,985, respectively)	$ 3,554,682,055	$ 3,585,005,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series 100 Index

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.67	$ 11.77	$ 10.19	$ 8.85	$ 8.33	$ 8.05
Income from Investment Operations
Net investment income (loss) D	.14	.27	.25	.21	.18	.17
Net realized and unrealized gain (loss)	.16	1.63	2.35	1.31	.51	.29
Total from investment operations	.30	1.90	2.60	1.52	.69	.46
Distributions from net investment income	(.27)	-	(1.02)	(.18)	(.17)	(.18)
Net asset value, end of period	$ 13.70	$ 13.67	$ 11.77	$ 10.19	$ 8.85	$ 8.33
Total ReturnB, C	2.22%	16.14%	27.56%	17.49%	8.34%	5.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%A	.10%	.18%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.10%A	.10%	.17%	.20%	.20%	.20%
Expenses net of all reductions	.10%A	.10%	.17%	.20%	.20%	.20%
Net investment income (loss)	2.14%A	2.11%	2.34%	2.17%	2.05%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,800,571	$ 1,814,733	$ 2,710,285	$ 8,019,529	$ 6,413,368	$ 5,796,424
Portfolio turnover rateF	10% A	8%	19%	10%	6%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2015	Year ended November 30,
	(Unaudited)	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.69
Income from Investment Operations
Net investment income (loss) D	.15	.27
Net realized and unrealized gain (loss)	.14	1.72
Total from investment operations	.29	1.99
Distributions from net investment income	(.27)	-
Net asset value, end of period	$ 13.70	$ 13.68
Total ReturnB, C	2.19%	17.02%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%A	.05%A
Expenses net of fee waivers, if any	.05%A	.05%A
Expenses net of all reductions	.05%A	.05%A
Net investment income (loss)	2.19%A	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,754,111	$ 1,770,273
Portfolio turnover rateF	10% A	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 4, 2013 (commencement of sale of shares) to November 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity® Series 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class F shares and the existing class was designated Series 100 Index on December 4, 2013. The Fund offers Series 100 Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to contribution in-kind transactions, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 749,114,498
Gross unrealized depreciation	(354,290,865)
Net unrealized appreciation (depreciation) on securities	$ 394,823,633

Tax cost	$ 3,175,644,349

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (283,491,729)
2018	(297,318,580)
Total capital loss carryforward	$ (580,810,309)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,820,853 and a change in net unrealized appreciation (depreciation) of $(715,922) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $177,986,334 and $226,186,243, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Series 100 Index so that the total expenses do not exceed 10%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .075% of average net assets for Series 100 Index. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series 100 Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series 100 Index pays a portion of the transfer agent fees at an annual rate of .05% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series 100 Index	$ 443,869

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 24,241,500.35%		$ 951

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,765 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Series 100 Index	$ 35,250,235	$ -
Class F	35,490,380	-
Total	$ 70,740,615	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014A	Six months ended May 31, 2015	Year ended November 30, 2014A
Series 100 Index
Shares sold	6,495,850	36,645,496	$ 87,288,971	$ 454,477,901
Reinvestment of distributions	2,630,615	-	35,250,235	-
Shares redeemed	(10,395,446)	(134,267,685)	(139,365,432)	(1,585,941,743)
Net increase (decrease)	(1,268,981)	(97,622,189)	$ (16,826,226)	$ (1,131,463,842)
Class F
Shares sold	7,983,063	146,734,305	$ 107,187,518	$ 1,751,474,454
Reinvestment of distributions	2,648,536	-	35,490,380	-
Shares redeemed	(12,015,539)	(17,287,150)	(161,373,492)	(215,641,629)
Net increase (decrease)	(1,383,940)	129,447,155	$ (18,695,594)	$ 1,535,832,825

A Share transactions for Class F are for the period December 4, 2013 (commencement of sale of shares) to November 30, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

HUN-SANN-0715
1.842446.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2015